N-4			12 Months Ended
		May 01, 2026 USD ($) yr Contracts	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Prospectus:
Document Type		N-4
Entity Registrant Name		EQUITABLE FINANCIAL LIFE INSURANCE COMPANY
Entity Central Index Key		0002039145
Entity Investment Company Type		N-4
Document Period End Date		Dec. 31, 2025
Amendment Flag		false
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Credits are Based in Part on Index Performance [Text Block]		We will credit positive or negative interest to amounts allocated to a Segment of the SIO on the Segment Maturity Date based, in part, on the performance of the applicable Index from the Segment Start Date to the Segment Maturity Date.
Index-Linked Option Overview, Investor Could Lose Money if Index Declines [Text Block]		You could lose a significant amount of money if the external index declines in value.
Index-Linked Option Overview, Limits the Negative Return [Text Block]		We limit the negative Index Performance Rate used in calculating the Segment Rate of Return of a Segment on the Segment Maturity Date by applying the Segment Buffer to absorb negative Index Performance up to the amount of the Segment Buffer.
Index-Linked Option Overview, Manner of Limiting the Negative Return [Text Block]	The Segment Buffer is the maximum amount of negative interest we will assume. We will credit any additional negative interest in excess of the Segment Buffer.
You could lose as much as 80% (for Segments with a -20% Segment Buffer) to 90% (for
Segments
with a -10% Segment Buffer) of your principal and previously credited interest due to negative index performance at Segment maturity, depending on the Segment Buffer applicable to the Segment in which you invest.
The cumulative loss over the life of the contract could be much greater.
There is a risk of a substantial
		loss of your principal and previously credited interest if the index declines because you agree to absorb all losses to the extent they exceed the applicable Segment Buffer
Index-Linked Option Overview, Example of Limiting the Negative Return [Text Block]		For example, if the Index Performance Rate is -25% and the Segment Buffer is -10%, the Segment Rate of Return that we credit would be -15% (the amount that the Index Performance Rate exceeds the Segment Buffer) on the Segment Maturity Date, meaning that your Segment Maturity Value will show a 15% decrease from your Segment Investment.
Index-Linked Option Overview, Guaranteed Minimum Limit on Index Losses [Text Block]
We may change the Indices and/or Segment
Options in the future but we will always offer a Segment Option with a Segment Buffer that protects the first 10% of loss. In the future, we may offer other Segment Options that do not provide any downside protection which would mean there is a risk of loss of the entire amount invested.

Index-Linked Option Overview, Limiting Index Losses is not Guaranteed to be Offered [Text Block]		In the future, we may offer other Segment Options that do not provide any downside protection which would mean there is a risk of loss of the entire amount invested.
Index-Linked Option Overview, Limits Positive Return [Text Block]		We limit the positive Index Performance Rate used in calculating the Segment Rate of Return of a Segment on the Segment Maturity Date by applying the Performance Cap Rate to limit Index Performance to no more than the amount of the Performance Cap Rate
Index-Linked Option Overview, Manner of Limiting the Positive Return [Text Block]		We limit the positive Index Performance Rate used in calculating the Segment Rate of Return of a Segment on the Segment Maturity Date by applying the Performance Cap Rate to limit Index Performance to no more than the amount of the Performance Cap Rate
Index-Linked Option Overview, Example of Limiting the Positive Return [Text Block]		For example, if the Index Performance Rate is 12% and the Performance Cap Rate is 4%, the Segment Rate of Return that we credit would be 4% (the lesser of the Index Performance Rate and the Performance Cap Rate) on the Segment Maturity Date, meaning that your Segment Maturity Value will show a 4% increase from your Segment Investment.
Index-Linked Option Overview, Lowest Limit on Gains [Percent]		10.00%
Overview, Investor Could Lose Money Due to Contract Adjustments if Amounts are Removed [Text Block]		All other factors being equal, the Segment Interim Value would be lower the earlier a withdrawal or surrender is made during a Segment.
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]

FEES, EXPENSES, AND ADJUSTMENTS
Are There Charges or Adjustments for Early Withdrawals?
Yes.
If you surrender your contract, apply your cash value to a non-life contingent annuity payment option, or withdraw money from the contract within 6 years following your last contribution, you will be assessed a withdrawal charge of up to 5% of account value withdrawn or contributions withdrawn. For example, if you make a withdrawal in the first year, you could pay a withdrawal charge of up to $5,000 on a $100,000 investment. This loss will be greater if there is a negative interim value adjustment, taxes, or tax penalties.

There is a Segment Interim Value adjustment for amounts removed from a Segment of the SIO before Segment maturity and because the end-of-term downside protection provided by a Segment Buffer does not apply to the Segment Interim Value, it is theoretically possible that you could lose up to 100% of your investment and previously credited interest in certain extreme scenarios. For example, if you allocate $100,000 to a Segment with a 3-year Segment Duration and later withdraw the entire amount before the 3 years have elapsed, you could lose up to $100,000 of your investment. This loss may be greater if you also have to pay a withdrawal charge, taxes and tax penalties. We use the Segment Interim Values for your Segments of the SIO if you have an Interim Value Transaction.

For additional information about the charges for surrenders and early withdrawals see “Withdrawal charge” in “Charges under the contracts” under “Charges, expenses, and adjustments” in the prospectus.

Are there Transaction Charges ?
Yes.
In addition to withdrawal charges and interim value adjustments, you may also be charged for other transactions including loans and special requests such as wire transfers, express mail, duplicate contracts, preparing checks, or third-party transfers or exchanges.

For additional information about transaction charges see “Charges that the Company deducts” in “Charges, expenses, and adjustments” in the prospectus.

Are there Ongoing Fees and Expenses ?
Yes.
The contract provides for different ongoing fees and expenses. The table below describes the fees and expenses that you may pay each year
depending on the investment options and optional benefits you choose. Please refer to your contract specifications page of your certificate for information about the specific fees you will pay each year
if you have elected the PIB.
There is an implicit ongoing fee associated with Segments because the amount you can earn on a Segment is limited by the Segment’s Performance Cap Rate. The Performance Cap Rate may cause your returns under the Segment to be lower than the Index’s returns. In return for accepting this limit on Index gains, you receive some protection from Index losses through the Segment Buffer. The implicit ongoing fee from the Performance Cap Rate is not reflected in the tables below.

	Annual Fee	Minimum	Maximum
	Base Contract (1)	1.20%	1.20%
	Portfolio Company fees and expenses (2)	0.54%	3.48%
	Optional benefits available for an additional charge (for a single optional benefit, if elected) (3)	1.00%	1.00%

(1)
Expressed as an annual percent of daily net assets in the variable investment options.
(2)  Expressed as an annual percentage of daily net assets in the Portfolio. This range is for the year ended December 31, 2025 and could change from year to year.
(3)  Expressed as an annual percentage of the Personal Income Benefit account value. The Personal Income Benefit is no longer available for contracts issued after November 10, 2023.

FEES, EXPENSES, AND ADJUSTMENTS

Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year
, based on current charges. This estimate assumes that you do not take withdrawals from the contract, which could add withdrawal charges and interim value adjustments that substantially increase costs
.

Lowest Annual Cost $1,610	Highest Annual Cost $3,808

Assumes:
•
Investment of $100,000
•
5% annual appreciation
•
Least expensive combination of contract and Portfolio fees and expenses
•
No optional benefits
•
No sales charges
•
No additional contributions, transfers, loans or withdrawals
•
No contract adjustments

Assumes:
•
Investment of $100,000
•
5% annual appreciation
•
Most expensive combination of contract, optional benefits (Personal Income Benefit) and Portfolio fees and expenses
•
No sales charges
•
No additional contributions, transfers, loans or withdrawals
•
No contract adjustments

For additional information about ongoing fees and expenses see “Fee table” in the prospectus.

Charges for Early Withdrawals [Text Block]
Yes.
If you surrender your contract, apply your cash value to a non-life contingent annuity payment option, or withdraw money from the contract within 6 years following your last contribution, you will be assessed a withdrawal charge of up to 5% of account value withdrawn or contributions withdrawn. For example, if you make a withdrawal in the first year, you could pay a withdrawal charge of up to $5,000 on a $100,000 investment. This loss will be greater if there is a negative interim value adjustment, taxes, or tax penalties.

There is a Segment Interim Value adjustment for amounts removed from a Segment of the SIO before Segment maturity and because the end-of-term downside protection provided by a Segment Buffer does not apply to the Segment Interim Value, it is theoretically possible that you could lose up to 100% of your investment and previously credited interest in certain extreme scenarios. For example, if you allocate $100,000 to a Segment with a 3-year Segment Duration and later withdraw the entire amount before the 3 years have elapsed, you could lose up to $100,000 of your investment. This loss may be greater if you also have to pay a withdrawal charge, taxes and tax penalties. We use the Segment Interim Values for your Segments of the SIO if you have an Interim Value Transaction.

For additional information about the charges for surrenders and early withdrawals see “Withdrawal charge” in “Charges under the contracts” under “Charges, expenses, and adjustments” in the prospectus.

Surrender Charge Phaseout Period, Years | yr		6
Surrender Charge (of Amount Surrendered) Maximum [Percent]		5.00%
Surrender Charge Example Maximum [Dollars]		$ 5,000
Key Information, Contract Adjustments if Amounts are Removed [Text Block]		There is a Segment Interim Value adjustment for amounts removed from a Segment of the SIO before Segment maturity and because the end-of-term downside protection provided by a Segment Buffer does not apply to the Segment Interim Value
Key Information, Maximum Loss Resulting from Negative Adjustment [Percent]		100.00%
Key Information, Example of Maximum Loss Resulting from Negative Adjustment [Text Block]		For example, if you allocate $100,000 to a Segment with a 3-year Segment Duration and later withdraw the entire amount before the 3 years have elapsed, you could lose up to $100,000 of your investment. This loss may be greater if you also have to pay a withdrawal charge, taxes and tax penalties. We use the Segment Interim Values for your Segments of the SIO if you have an Interim Value Transaction.
Key Information, Example of Maximum Loss on One Hundred Thousand Dollars Resulting from Negative Adjustment		$ 100,000
Transaction Charges [Text Block]
Yes.
In addition to withdrawal charges and interim value adjustments, you may also be charged for other transactions including loans and special requests such as wire transfers, express mail, duplicate contracts, preparing checks, or third-party transfers or exchanges.

For additional information about transaction charges see “Charges that the Company deducts” in “Charges, expenses, and adjustments” in the prospectus.

Key Information, Transactions Subject to Contract Adjustment [Text Block]		you may also be charged for other transactions including loans and special requests such as wire transfers, express mail, duplicate contracts, preparing checks, or third-party transfers or exchanges.
Ongoing Fees and Expenses [Table Text Block]

Are there Ongoing Fees and Expenses ?
Yes.
The contract provides for different ongoing fees and expenses. The table below describes the fees and expenses that you may pay each year
depending on the investment options and optional benefits you choose. Please refer to your contract specifications page of your certificate for information about the specific fees you will pay each year
if you have elected the PIB.
There is an implicit ongoing fee associated with Segments because the amount you can earn on a Segment is limited by the Segment’s Performance Cap Rate. The Performance Cap Rate may cause your returns under the Segment to be lower than the Index’s returns. In return for accepting this limit on Index gains, you receive some protection from Index losses through the Segment Buffer. The implicit ongoing fee from the Performance Cap Rate is not reflected in the tables below.

	Annual Fee	Minimum	Maximum
	Base Contract (1)	1.20%	1.20%
	Portfolio Company fees and expenses (2)	0.54%	3.48%
	Optional benefits available for an additional charge (for a single optional benefit, if elected) (3)	1.00%	1.00%

(1)
Expressed as an annual percent of daily net assets in the variable investment options.
(2)  Expressed as an annual percentage of daily net assets in the Portfolio. This range is for the year ended December 31, 2025 and could change from year to year.
(3)  Expressed as an annual percentage of the Personal Income Benefit account value. The Personal Income Benefit is no longer available for contracts issued after November 10, 2023.

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	[1]	1.20%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	[1]	1.20%
Investment Options (of Average Annual Net Assets) Minimum [Percent]	[2]	0.54%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	[2]	3.48%
Optional Benefits Minimum [Percent]	[3]	1.00%
Optional Benefits Maximum [Percent]	[3]	1.00%
Base Contract (N-4) Footnotes [Text Block]		Expressed as an annual percent of daily net assets in the variable investment options.
Optional Benefits Footnotes [Text Block]		Expressed as an annual percentage of the Personal Income Benefit account value. The Personal Income Benefit is no longer available for contracts issued after November 10, 2023.
Index-Linked Option, Implicit Ongoing Fees [Text Block]		There is an implicit ongoing fee associated with Segments because the amount you can earn on a Segment is limited by the Segment’s Performance Cap Rate.
Index-Linked Option, Implicit Ongoing Fees Return may be Lower than the Index Return [Text Block]		The Performance Cap Rate may cause your returns under the Segment to be lower than the Index’s returns.
Index-Linked Option, Implicit Ongoing Fees Provide Some Protection from Index Losses [Text Block]		In return for accepting this limit on Index gains, you receive some protection from Index losses through the Segment Buffer.
Index-Linked Option, Implicit Ongoing Fees Not Reflected [Text Block]		The implicit ongoing fee from the Performance Cap Rate is not reflected in the tables below.
Investment Options Footnotes [Text Block]		Expressed as an annual percentage of daily net assets in the Portfolio. This range is for the year ended December 31, 2025 and could change from year to year.
Lowest Annual Cost [Dollars]		$ 1,610
Highest Annual Cost [Dollars]		$ 3,808
Lowest Annual Cost Footnotes [Text Block]
Assumes:
•
Investment of $100,000
•
5% annual appreciation
•
Least expensive combination of contract and Portfolio fees and expenses
•
No optional benefits
•
No sales charges
•
No additional contributions, transfers, loans or withdrawals
•
No contract adjustments

Highest Annual Cost Footnotes [Text Block]
Assumes:
•
Investment of $100,000
•
5% annual appreciation
•
Most expensive combination of contract, optional benefits (Personal Income Benefit) and Portfolio fees and expenses
•
No sales charges
•
No additional contributions, transfers, loans or withdrawals
•
No contract adjustments

Risks [Table Text Block]

RISKS
Is There a Risk of Loss from Poor Performance?
Yes
. The contract is subject to the risk of loss. You could lose some or all of your account value, depending on the investment options you choose.

The return on the Segments of the SIO may be negative and there is a risk of substantial loss of your principal and previously credited interest due to negative index performance because you agree to absorb all losses to the extent they exceed the Segment Buffer.
You could lose as much as 80% (for Segments with a -20% Segment Buffer) to 90% (for Segments with a -10% Segment Buffer) of your principal and previously credited interest due to negative index performance at Segment maturity, depending on the Segment Buffer applicable to the Segment in which you invest.
We may change the Indices and/or Segment Options in the future but we will always offer a Segment Option with a Segment Buffer that protects the first 10% of loss. In the future, we may offer other Segment Options that do not provide any downside protection which would mean there is a risk of loss of the entire amount invested.
The cumulative loss over the life of the contract could be much greater.

For additional information about the risk of loss see “Principal risks of investing in the contract” in the prospectus.

Is this a Short-Term Investment?
No.
The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle. A withdrawal charge may apply in certain circumstances and any withdrawals may also be subject to federal and state income taxes and tax penalties. Withdrawals from a Segment of the SIO prior to maturity may result in an interim value adjustment. Withdrawals from a Segment of the SIO prior to maturity may result in an interim value adjustment. Amounts removed from a Segment prior to the Segment Maturity Date will not receive Index interest, and may result in a negative Segment Interim Value adjustment which could reduce the Segment Investment by significantly more than the amount withdrawn. Contract value in a Segment will be reallocated at Segment Maturity according to your instructions. If you have not provided us with maturity instructions, the Segment Maturity Value will be transferred to the Segment Holding Account. Your Segment Maturity Value would then be transferred from that Segment Holding Account into the next Segment on the Segment Start Date. If the next Segment to be created would not meet the Segment Maturity Date Requirement or the Segment Type has been terminated, we will instead transfer your Segment Maturity Value to the EQ/Money Market variable investment option. Alternatively, if you designate a Performance Cap Threshold that is not met on the next Segment Start Date or if the Segment Type has been suspended, your Segment Maturity Value will remain in the Segment Holding Account. If you are impacted by these delays, you may transfer your Segment Maturity Value out of the Segment Holding Account into any other investment options available under your EQUI-VEST
®
contract at any time before the next month’s Segment Start Date.

For additional information about the investment profile of the contract see “Fee table” in the prospectus.

RISKS
What are the Risks Associated with Investment Options ?
An investment in the contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the contract, (e.g., the Portfolios) or Segment of the SIO. Each investment option, including the guaranteed interest option and Segments of the SIO, has its own unique risks. You should review the investment options before making an investment decision.

For investments in a Segment of the SIO, the Performance Cap Rate will limit positive Index performance (e.g., limited upside). For example, if the Index Performance Rate is 10% and the Performance Cap Rate is 7%, we will credit 7% on the Segment Maturity Date assuming there are no fees or charges assessed.
The Performance Cap Rate may cause your returns under the Segment to be lower than the Index’s returns.

The Segment Buffer will limit negative returns (e.g., limited protection in the case of market decline). The Segment Buffer is the maximum amount of negative interest we will assume and we will credit any negative interest in excess of the Segment Buffer which means you bear all loss that exceeds the Segment Buffer. For example, if the Index Performance Rate is -25% and the Segment Buffer is -10%, we will credit -15% on the Segment Maturity Date assuming there are no fees or charges assessed.

Each Index is a “price return index,” not a “total return index,” and therefore does not reflect dividends paid on the securities composing the Index. This will reduce the Index return and will cause the Index to underperform a direct investment in the securities composing the Index.

For additional information about the risks associated with investment options see “Risks associated with the variable investment options” and “Risks associated with the Structured Investment Option” in “Principal Risks of investing in the contract.” See also Appendix: “Investment options available under the contract” in the prospectus.

What are the Risks Related to the Insurance Company?
An investment in the contract is subject to the risks related to the Company. The Company is solely responsible to the contract owner for the contract’s account value and the Guaranteed benefits. The general obligations including the guaranteed interest option, SIO and any Guaranteed benefits under the contract are supported by our general account and are subject to our claims paying ability. An owner should look solely to our financial strength for our claims-paying ability. More information about the Company, including our financial strength ratings, may be obtained at www.equitable.com/about-us/financial-strength-ratings.

For additional information about insurance company risks see “About the general account” in “More information” in the prospectus.

Index-Linked Option Key Information, Maximum Loss Resulting from Negative Index Performance, Risk [Percent]		90.00%
Index-Linked Option Key Information, Highest Maximum Loss Resulting from Negative Index Performance, Risk [Percent]		90.00%
Index-Linked Option Key Information, Minimum Limit on Index Losses, Risk [Percent]		10.00%
Index-Linked Option Key Information, Lowest Maximum Loss Resulting from Negative Index Performance, Risk [Percent]		80.00%
Index-Linked Option Key Information, No Guaranteed Limit on Index Losses May Lose Entire Investment, Risk [Text Block]		In the future, we may offer other Segment Options that do not provide any downside protection which would mean there is a risk of loss of the entire amount invested.
Key Information, Contract Adjustment Risk [Text Block]		Amounts removed from a Segment prior to the Segment Maturity Date will not receive Index interest, and may result in a negative Segment Interim Value adjustment which could reduce the Segment Investment by significantly more than the amount withdrawn.
Key Information, Default Reallocation Risk [Text Block]	Contract value in a Segment will be reallocated at Segment Maturity according to your instructions. If you have not provided us with maturity instructions, the Segment Maturity Value will be transferred to the Segment Holding Account. Your Segment Maturity Value would then be transferred from that Segment Holding Account into the next Segment on the Segment Start Date. If the next Segment to be created would not meet the Segment Maturity Date Requirement or the Segment Type has been terminated, we will instead transfer your Segment Maturity Value to the EQ/Money Market variable investment option. Alternatively, if you designate a Performance Cap Threshold that is not met on the next Segment Start Date or if the Segment Type has been suspended, your Segment Maturity Value will remain in the Segment Holding Account. If you are impacted by these delays, you may transfer your Segment Maturity Value out of the Segment Holding Account into any other investment options available under your EQUI-VEST
®
		contract at any time before the next month’s Segment Start Date.
Index-Linked Option Key Information, Limits Positive Index Returns, Risk [Text Block]		For investments in a Segment of the SIO, the Performance Cap Rate will limit positive Index performance (e.g., limited upside).
Index-Linked Option Key Information, Limits Positive Index Returns Example, Risk [Text Block]		For example, if the Index Performance Rate is 10% and the Performance Cap Rate is 7%, we will credit 7% on the Segment Maturity Date
Index-Linked Option Key Information, Limits Investor Earnings, Risk [Text Block]		The Performance Cap Rate may cause your returns under the Segment to be lower than the Index’s returns.
Index-Linked Option Key Information, Limits the Negative Return Risk [Text Block]		The Segment Buffer will limit negative returns (e.g., limited protection in the case of market decline). The Segment Buffer is the maximum amount of negative interest we will assume and we will credit any negative interest in excess of the Segment Buffer which means you bear all loss that exceeds the Segment Buffer.
Index-Linked Option Key Information, Example of Limiting the Negative Return Risk [Text Block]		For example, if the Index Performance Rate is -25% and the Segment Buffer is -10%, we will credit -15% on the Segment Maturity Date assuming there are no fees or charges assessed.
Index-Linked Option Key Information, Price Return Index, Risk [Text Block]		Each Index is a “price return index,” not a “total return index,” and therefore does not reflect dividends paid on the securities composing the Index.
Index-Linked Option Key Information, Price Return Index Underperforms Direct Investments, Risk [Text Block]		Each Index is a “price return index,” not a “total return index,” and therefore does not reflect dividends paid on the securities composing the Index. This will reduce the Index return and will cause the Index to underperform a direct investment in the securities composing the Index.
Investment Restrictions [Text Block]
Yes.
We may, at any time, exercise our rights to limit or terminate your contributions, allocations and transfers to any of the variable investment options (including the Personal Income Benefit variable investment options) and to limit the number of variable investment options which you may select. Such rights include, among others, removing or substituting the Portfolios, combining any two or more variable investment options and transferring the account value from any variable investment option to another variable investment option.

There are restrictions regarding investment options if Guaranteed benefits are elected, limits on contributions and transfers into and out of the guaranteed interest option, and restrictions or limitations with Special DCA programs. See “Allocating your contributions” in “Purchasing the Contract” and “Transferring your account value” in “Transferring your money among investment options” in the prospectus for more information.

For more information see “About the Separate Account” in “More information” in the prospectus.

You must choose one of the two investment methods: 1) Maximum investment option choice, or
2) Maximum transfer flexibility. For more information please see “Selecting your investment method” in the prospectus.

We determine the Performance Cap Rate for each SIO Segment on the Segment Start Date. You will not know the rate in advance. Prior to the Segment Start Date, you may elect a Performance Cap Threshold. The threshold represents the minimum Performance Cap Rate you find acceptable for a particular Segment. If we declare a cap that is lower than the threshold you specify, you will not be invested in that Segment and your account value will remain in that Segment Holding Account until the next available Segment for which your threshold is met or you provide us with alternative instructions.

You cannot transfer out of an SIO Segment prior to its maturity to another investment option. You can only make withdrawals out of a Segment or surrender your EQUI-VEST
®
contract. The amount you would receive would be calculated using the formula for the Segment Interim Value.

We may not offer new SIO Segments. Therefore, a Segment may not be available for you to transfer your Segment Maturity Value into after the Segment Maturity Date. We have the right to substitute an alternative index prior to Segment Maturity if the publication of the Index is discontinued or at our sole discretion we determine that our use of the Index should be discontinued or if the calculation of the Index is substantially changed. If we substitute an index for an existing Segment, we would not change the Segment Buffer or Performance Cap Rate. We would attempt to choose a substitute index that has a similar investment objective and risk profile to the replaced index.

Contributions and transfers into and out of the guaranteed interest option are limited.

For additional information about restrictions on the investment options, including information regarding volatility management strategies and techniques, see “Portfolios of the Trusts”, “Guaranteed interest option” and “Structured Investment Options” in “Purchasing the Contract” and “Transferring your money among investment options” in the prospectus.

Key Information, Benefit Restrictions [Text Block]
Yes.
At any time, we have the right to limit or terminate your contributions, allocations and transfers to any of the variable investment options. If you have funded the Personal Income Benefit (which is also known as the optional benefit) and we exercise our right to discontinue the acceptance of, and/or place additional limitations on, contributions to the contract and/or contributions and/or transfers into the Personal Income Benefit variable investment options, you may no longer be able to fund your Personal Income Benefit. Not all employer plans will offer loans. Loans are subject to restrictions under federal tax rules and ERISA. Automated transfer programs, including dollar cost averaging and asset rebalancing, are not available if you elect Semester Strategies.

Investment options are limited if Guaranteed benefits are elected. Withdrawals that exceed limits specified by the terms of an optional benefit may affect the availability of the benefit by reducing the optional benefit by an amount greater than the value withdrawn, and could terminate the optional benefit.

This contract includes a standard death benefit. Withdrawals could significantly reduce or terminate the death benefit.
		For additional information about the optional benefits see “How you can purchase and contribute to your contract” in “Purchasing the Contract” in the prospectus. See also “Personal Income Benefit”, “Death benefits”, and “Optional Semester Strategies program” in “Benefits available under the contract” in the prospectus.
Tax Implications [Text Block]
You should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the contract. There is no additional tax benefit to you if the contract is purchased through a funding vehicle for employers’ Internal Revenue Code 403(b) plans and Internal Revenue Code Section 457(b) employee deferred compensation (“EDC”) plans or individual retirement account (IRA). Withdrawals will be subject to ordinary income tax and may be subject to tax penalties. Generally, you are not taxed until you make a withdrawal from the contract.

For additional information about tax implications see “Tax information” in the prospectus.

Investment Professional Compensation [Text Block]
Some financial professionals may receive compensation for selling the contract to you, both in the form of commissions or in the form of contribution-based compensation. Financial professionals may also receive additional compensation for enhanced marketing opportunities and other services (commonly referred to as “marketing allowances”). This conflict of interest may influence the financial professional to recommend this contract over another investment.

For additional information about compensation to financial professionals see “Distribution of the contracts” in “More information” in the prospectus.

Exchanges [Text Block]
Some financial professionals may have a financial incentive to offer a new contract in place of the one you already own. You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, as well as any fees or penalties to terminate your existing contract, that it is preferable to purchase the new contract rather than continue to own your existing contract.

For additional information about exchanges see “Charge for third-party transfer or exchange” in “Charges, expenses, and adjustments” in the prospectus.

Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]
Fee table

The following tables describe the fees, expenses, and adjustments that you will pay when buying, owning, surrendering, or making withdrawals from an investment option or from the certificate. Please refer to your contract specifications page for information about the specific fees you will pay each year
based on the options you have elected.

The first table describes fees and expenses that you will pay at the time that you buy the contract, surrender the contract, make withdrawals from an investment option or from the certificate, or transfer account value between investment options. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply.

Transaction Expenses
Sales Load Imposed on Purchases (as a percentage of purchase payments)	None
Withdrawal Charge (as a percentage of contributions withdrawn) (1)	5%
Net Loan Interest Charge (2)	2.00%
Transfer Fee	None
Third Party Transfer or Exchange Fee (3)	$65
Special Service Charges (4)	$90
Segment Interim Value (applies for distributions from a Segment of the SIO prior to the Segment Maturity Date) (5)	90% of Segment Investment

(1)
The charge percentage is deducted upon a withdrawal of amounts in excess of the 10% free withdrawal amount. For each contribution, we consider the contract year in which we receive that contribution to be “contract year 1.” The charge percentage we use is 5% for contract years 1 through 6. For contract years 7 and later, the charge percentage is 0%. Important exceptions and limitations may eliminate or reduce this charge. For a complete description of charges, please see “Withdrawal charges” in “Charges, expenses, and adjustments” in the prospectus. The charge will not apply after the completion of 12 contract years. For certain TSA contracts issued in Texas and certain contracts issued in New York, a different maximum withdrawal charge may apply. See Appendix: “State contract availability and/or variations of certain features and benefits” in the prospectus for more information.

(2)
In no event will the net loan interest charge exceed 2.00%. We charge interest on loans under your contract but also credit you interest on your loan reserve account. Our net loan interest charge is determined by the excess between the interest rate we charge over the interest rate we credit. See “Loans” under “Accessing your money” in the prospectus for more information on how the loan interest is calculated and for restrictions that may apply.

(3)	This charge will never exceed 2% of the amount disbursed or transferred. We may discontinue these services at any time.
(4)
Unless you specify otherwise, this charge will be deducted from the amount you request. Special service charges include (1) express mail charge; and (2) wire transfer charge. The current maximum charge for each service is $90. We may discontinue these services at any time.

(5)
The actual amount of the Segment Interim Value calculation is determined by a formula that depends on, among other things, the Segment Buffer and how the Index has performed since the Segment Start Date. The maximum loss would occur if there is a total distribution for a Segment at a time when the Index price has declined to zero. If you surrender or cancel your variable annuity contract, die, transfer or make a withdrawal from a Segment before the Segment Maturity Date, the Segment Buffer will not necessarily apply to the extent it would on the Segment Maturity Date, and any upside performance will be limited to a percentage lower than the Performance Cap Rate.

The
next
table
describes
the
adjustments,
in
addition
to
any
transaction
expenses,
that
apply
if
all
or
a
portion
of
the account value is removed from an investment option
or
from the
certificate before the expiration of a specified
period.

Adjustments
SIO Segment Maximum Potential Loss Due to Segment Interim Value adjustment (as a percentage of Account value invested in the Segment on the Segment Start Date) (1)	100% (2)

(1)
We use the Segment Interim Values for your Segments of the SIO if you have an Interim Value Transaction. The actual amount of the Segment Interim Value calculation is determined by a formula that depends on, among other things, the Segment Buffer and how the Index has performed since the Segment Start Date. The maximum loss would occur if there is a total distribution for a Segment at a time when the Index price has declined to zero. If you surrender or cancel your variable annuity contract, die, transfer or make a withdrawal from a Segment before the Segment Maturity Date, the Segment Buffer will not necessarily apply to the extent it would on the Segment Maturity Date, and any upside performance will be limited to a percentage lower than the Performance Cap Rate. See “Structured Investment Option” under “Purchasing the contract” for more information.

(2)
Because the end-of-term downside protection provided by a Segment Buffer does not apply to the Segment Interim Value, it is theoretically possible that you could lose up to 100% of your investment and previously credited interest in certain extreme scenarios.

The next table describes the fees and expenses that you will pay each year
during the time that you own the contract (not including Portfolio fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below.

Annual Contract Expenses
Annual Administrative Charge (1)	$65
Base Contract Expenses (as a percentage of daily net assets in the variable investment options)	1.20%
Optional Benefits Expenses
Personal Income Benefit charge (a percentage of your Personal Income Benefit account value) (2)	1.00%

(1)
The annual administrative charge is deducted from your account value on each contract date anniversary. The current charge is equal to the lesser of $30 or 2% of your total account value plus any amount previously withdrawn during the contract year. If the contract is surrendered or annuitized, or a death benefit is paid on any date other than a contract anniversary, we will deduct a pro rata portion of the annual administrative charge for that year. If your total account value on the last day of your contract year is $25,000 or more; or if the total account values of all contracts, owned by the same person, when added together, exceeds $100,000 there is no charge.

(2)
Deducted annually on each contract date anniversary for which the benefit is in effect. If the contract is surrendered or annuitized, or a death benefit is paid, or the benefit is dropped (if applicable) on any date other than your contract date anniversary, we will deduct a pro rata portion of the charge for that year.

In addition to the fees described above, we limit the amount you can earn on a Segment of the SIO. This means your returns may be lower than the Index’s returns. In return for accepting this limit on Index gains, you will receive some protection from Index losses.

The next item shows the minimum and maximum total operating expenses charged by the underlying Portfolios that you may pay periodically during the time that you own the contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of Portfolios available under the contract, including their annual expenses, may be found at the back of this document. See “Appendix: Investment options available under the contract.”

Annual Portfolio Expenses	Minimum	Maximum
Annual Portfolio Expenses prior to Expense Limitation Arrangement (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees, and other expenses) *	0.54%	3.48%
Annual Portfolio Expenses after Expense Limitation Arrangement (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees, and other expenses) * *	0.53%	3.29%

*	“Annual Portfolio Expenses” may be based, in part, on estimated amounts of such expenses. The expenses listed are for the year ended December 31, 2025.
**
“Annual Portfolio Expenses” are based, in part, on estimated amounts of such expenses. The expenses listed are for the year ended December 31, 2025. Pursuant to a contract, Equitable Investment Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2027 (“Expense Limitation Arrangement”) (unless the Trust’s Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by Equitable Investment Management Group, LLC at any time after April 30, 2027. The Expense Limitation Arrangement does not apply to unaffiliated Portfolios.

Example

This Example is intended to help you compare the cost of investing in the variable investment options with the cost of investing in other annuity contracts that offer variable investment options. The costs include transaction expenses, annual contract expenses, and annual Portfolio expenses.

The Example assumes all account value is allocated to the variable investment options. The example does not reflect interim value adjustments. Your costs could differ from those shown below if you invest in Segments of the SIO.

The Example assumes that you invest $100,000 in the variable investment options for the time periods indicated. The Example also assumes that your investment has a 5% return each year
and assumes the most expensive combination of annual Portfolio expenses, as well as the Personal Income Benefit (at its maximum charge).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
$9,418	$19,266	$29,132	$49,331	$4,914	$14,755	$24,612	$49,331

Transaction Expenses [Table Text Block]

The first table describes fees and expenses that you will pay at the time that you buy the contract, surrender the contract, make withdrawals from an investment option or from the certificate, or transfer account value between investment options. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply.

Transaction Expenses
Sales Load Imposed on Purchases (as a percentage of purchase payments)	None
Withdrawal Charge (as a percentage of contributions withdrawn) (1)	5%
Net Loan Interest Charge (2)	2.00%
Transfer Fee	None
Third Party Transfer or Exchange Fee (3)	$65
Special Service Charges (4)	$90
Segment Interim Value (applies for distributions from a Segment of the SIO prior to the Segment Maturity Date) (5)	90% of Segment Investment

(1)
The charge percentage is deducted upon a withdrawal of amounts in excess of the 10% free withdrawal amount. For each contribution, we consider the contract year in which we receive that contribution to be “contract year 1.” The charge percentage we use is 5% for contract years 1 through 6. For contract years 7 and later, the charge percentage is 0%. Important exceptions and limitations may eliminate or reduce this charge. For a complete description of charges, please see “Withdrawal charges” in “Charges, expenses, and adjustments” in the prospectus. The charge will not apply after the completion of 12 contract years. For certain TSA contracts issued in Texas and certain contracts issued in New York, a different maximum withdrawal charge may apply. See Appendix: “State contract availability and/or variations of certain features and benefits” in the prospectus for more information.

(2)
In no event will the net loan interest charge exceed 2.00%. We charge interest on loans under your contract but also credit you interest on your loan reserve account. Our net loan interest charge is determined by the excess between the interest rate we charge over the interest rate we credit. See “Loans” under “Accessing your money” in the prospectus for more information on how the loan interest is calculated and for restrictions that may apply.

(3)	This charge will never exceed 2% of the amount disbursed or transferred. We may discontinue these services at any time.
(4)
Unless you specify otherwise, this charge will be deducted from the amount you request. Special service charges include (1) express mail charge; and (2) wire transfer charge. The current maximum charge for each service is $90. We may discontinue these services at any time.

(5)
The actual amount of the Segment Interim Value calculation is determined by a formula that depends on, among other things, the Segment Buffer and how the Index has performed since the Segment Start Date. The maximum loss would occur if there is a total distribution for a Segment at a time when the Index price has declined to zero. If you surrender or cancel your variable annuity contract, die, transfer or make a withdrawal from a Segment before the Segment Maturity Date, the Segment Buffer will not necessarily apply to the extent it would on the Segment Maturity Date, and any upside performance will be limited to a percentage lower than the Performance Cap Rate.

Sales Load (of Purchase Payments), Current [Percent]		0.00%
Deferred Sales Load (of Purchase Payments), Current [Percent]	[4]	5.00%
Deferred Sales Load, Footnotes [Text Block]		The charge percentage is deducted upon a withdrawal of amounts in excess of the 10% free withdrawal amount. For each contribution, we consider the contract year in which we receive that contribution to be “contract year 1.” The charge percentage we use is 5% for contract years 1 through 6. For contract years 7 and later, the charge percentage is 0%. Important exceptions and limitations may eliminate or reduce this charge. For a complete description of charges, please see “Withdrawal charges” in “Charges, expenses, and adjustments” in the prospectus. The charge will not apply after the completion of 12 contract years. For certain TSA contracts issued in Texas and certain contracts issued in New York, a different maximum withdrawal charge may apply. See Appendix: “State contract availability and/or variations of certain features and benefits” in the prospectus for more information.
Transfer Fee, Current [Dollars]		$ 0
Transactions Subject to Contract Adjustment, Fee Table [Text Block]
The
next
table
describes
the
adjustments,
in
addition
to
any
transaction
expenses,
that
apply
if
all
or
a
portion
of
the account value is removed from an investment option
or
from the
certificate before the expiration of a specified
period.

Contract Adjustments, Fee Table [Table Text Block]
The
next
table
describes
the
adjustments,
in
addition
to
any
transaction
expenses,
that
apply
if
all
or
a
portion
of
the account value is removed from an investment option
or
from the
certificate before the expiration of a specified
period.

Adjustments
SIO Segment Maximum Potential Loss Due to Segment Interim Value adjustment (as a percentage of Account value invested in the Segment on the Segment Start Date) (1)	100% (2)

(1)
We use the Segment Interim Values for your Segments of the SIO if you have an Interim Value Transaction. The actual amount of the Segment Interim Value calculation is determined by a formula that depends on, among other things, the Segment Buffer and how the Index has performed since the Segment Start Date. The maximum loss would occur if there is a total distribution for a Segment at a time when the Index price has declined to zero. If you surrender or cancel your variable annuity contract, die, transfer or make a withdrawal from a Segment before the Segment Maturity Date, the Segment Buffer will not necessarily apply to the extent it would on the Segment Maturity Date, and any upside performance will be limited to a percentage lower than the Performance Cap Rate. See “Structured Investment Option” under “Purchasing the contract” for more information.

(2)
Because the end-of-term downside protection provided by a Segment Buffer does not apply to the Segment Interim Value, it is theoretically possible that you could lose up to 100% of your investment and previously credited interest in certain extreme scenarios.

Contract Adjustment, Maximum Potential Loss Over Value at Start of Crediting Period [Percent]	[5],[6]	100.00%
Annual Contract Expenses [Table Text Block]
The next table describes the fees and expenses that you will pay each year
during the time that you own the contract (not including Portfolio fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below.

Annual Contract Expenses
Annual Administrative Charge (1)	$65
Base Contract Expenses (as a percentage of daily net assets in the variable investment options)	1.20%
Optional Benefits Expenses
Personal Income Benefit charge (a percentage of your Personal Income Benefit account value) (2)	1.00%

(1)
The annual administrative charge is deducted from your account value on each contract date anniversary. The current charge is equal to the lesser of $30 or 2% of your total account value plus any amount previously withdrawn during the contract year. If the contract is surrendered or annuitized, or a death benefit is paid on any date other than a contract anniversary, we will deduct a pro rata portion of the annual administrative charge for that year. If your total account value on the last day of your contract year is $25,000 or more; or if the total account values of all contracts, owned by the same person, when added together, exceeds $100,000 there is no charge.

(2)
Deducted annually on each contract date anniversary for which the benefit is in effect. If the contract is surrendered or annuitized, or a death benefit is paid, or the benefit is dropped (if applicable) on any date other than your contract date anniversary, we will deduct a pro rata portion of the charge for that year.

Administrative Expense, Current [Dollars]	[7]	$ 65
Administrative Expense, Footnotes [Text Block]		The annual administrative charge is deducted from your account value on each contract date anniversary. The current charge is equal to the lesser of $30 or 2% of your total account value plus any amount previously withdrawn during the contract year. If the contract is surrendered or annuitized, or a death benefit is paid on any date other than a contract anniversary, we will deduct a pro rata portion of the annual administrative charge for that year. If your total account value on the last day of your contract year is $25,000 or more; or if the total account values of all contracts, owned by the same person, when added together, exceeds $100,000 there is no charge.
Base Contract Expense (of Average Account Value), Current [Percent]		1.20%
Index-Linked Option Fee Table, Limits Positive Returns Note [Text Block]		In addition to the fees described above, we limit the amount you can earn on a Segment of the SIO. This means your returns may be lower than the Index’s returns. In return for accepting this limit on Index gains, you will receive some protection from Index losses.
Annual Portfolio Company Expenses [Table Text Block]
The next item shows the minimum and maximum total operating expenses charged by the underlying Portfolios that you may pay periodically during the time that you own the contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of Portfolios available under the contract, including their annual expenses, may be found at the back of this document. See “Appendix: Investment options available under the contract.”

Annual Portfolio Expenses	Minimum	Maximum
Annual Portfolio Expenses prior to Expense Limitation Arrangement (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees, and other expenses) *	0.54%	3.48%
Annual Portfolio Expenses after Expense Limitation Arrangement (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees, and other expenses) * *	0.53%	3.29%

*	“Annual Portfolio Expenses” may be based, in part, on estimated amounts of such expenses. The expenses listed are for the year ended December 31, 2025.
**
“Annual Portfolio Expenses” are based, in part, on estimated amounts of such expenses. The expenses listed are for the year ended December 31, 2025. Pursuant to a contract, Equitable Investment Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2027 (“Expense Limitation Arrangement”) (unless the Trust’s Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by Equitable Investment Management Group, LLC at any time after April 30, 2027. The Expense Limitation Arrangement does not apply to unaffiliated Portfolios.

Portfolio Company Expenses, Footnotes [Text Block]

*	“Annual Portfolio Expenses” may be based, in part, on estimated amounts of such expenses. The expenses listed are for the year ended December 31, 2025.
**
“Annual Portfolio Expenses” are based, in part, on estimated amounts of such expenses. The expenses listed are for the year ended December 31, 2025. Pursuant to a contract, Equitable Investment Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2027 (“Expense Limitation Arrangement”) (unless the Trust’s Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by Equitable Investment Management Group, LLC at any time after April 30, 2027. The Expense Limitation Arrangement does not apply to unaffiliated Portfolios.

Surrender Example [Table Text Block]
Example

This Example is intended to help you compare the cost of investing in the variable investment options with the cost of investing in other annuity contracts that offer variable investment options. The costs include transaction expenses, annual contract expenses, and annual Portfolio expenses.

The Example assumes all account value is allocated to the variable investment options. The example does not reflect interim value adjustments. Your costs could differ from those shown below if you invest in Segments of the SIO.

The Example assumes that you invest $100,000 in the variable investment options for the time periods indicated. The Example also assumes that your investment has a 5% return each year
and assumes the most expensive combination of annual Portfolio expenses, as well as the Personal Income Benefit (at its maximum charge).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
$9,418	$19,266	$29,132	$49,331	$4,914	$14,755	$24,612	$49,331

Surrender Expense, 1 Year, Maximum [Dollars]		$ 9,418
Surrender Expense, 3 Years, Maximum [Dollars]		19,266
Surrender Expense, 5 Years, Maximum [Dollars]		29,132
Surrender Expense, 10 Years, Maximum [Dollars]		$ 49,331
Annuitize Example [Table Text Block]
Example

This Example is intended to help you compare the cost of investing in the variable investment options with the cost of investing in other annuity contracts that offer variable investment options. The costs include transaction expenses, annual contract expenses, and annual Portfolio expenses.

The Example assumes all account value is allocated to the variable investment options. The example does not reflect interim value adjustments. Your costs could differ from those shown below if you invest in Segments of the SIO.

The Example assumes that you invest $100,000 in the variable investment options for the time periods indicated. The Example also assumes that your investment has a 5% return each year
and assumes the most expensive combination of annual Portfolio expenses, as well as the Personal Income Benefit (at its maximum charge).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
$9,418	$19,266	$29,132	$49,331	$4,914	$14,755	$24,612	$49,331

Annuitized Expense, 1 Year, Maximum [Dollars]		$ 9,418
Annuitized Expense, 3 Years, Maximum [Dollars]		19,266
Annuitized Expense, 5 Years, Maximum [Dollars]		29,132
Annuitized Expense, 10 Years, Maximum [Dollars]		$ 49,331
No Surrender Example [Table Text Block]
Example

This Example is intended to help you compare the cost of investing in the variable investment options with the cost of investing in other annuity contracts that offer variable investment options. The costs include transaction expenses, annual contract expenses, and annual Portfolio expenses.

The Example assumes all account value is allocated to the variable investment options. The example does not reflect interim value adjustments. Your costs could differ from those shown below if you invest in Segments of the SIO.

The Example assumes that you invest $100,000 in the variable investment options for the time periods indicated. The Example also assumes that your investment has a 5% return each year
and assumes the most expensive combination of annual Portfolio expenses, as well as the Personal Income Benefit (at its maximum charge).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
$9,418	$19,266	$29,132	$49,331	$4,914	$14,755	$24,612	$49,331

No Surrender Expense, 1 Year, Maximum [Dollars]		$ 4,914
No Surrender Expense, 3 Years, Maximum [Dollars]		14,755
No Surrender Expense, 5 Years, Maximum [Dollars]		24,612
No Surrender Expense, 10 Years, Maximum [Dollars]		$ 49,331
Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]
3.
Principal risks of investing in the contract

The risks identified below are the principal risks of investing in the contract. The contract may be subject to additional risks other than those identified and described in this prospectus.

Risks associated with variable investment options

You take all the investment risk for amounts allocated to one or more of the subaccounts, which invest in Portfolios. If the subaccounts you select increase in value, then your account value goes up; if they decrease in value, your account value goes down. How much your account value goes up or down depends on the performance of the Portfolios in which your subaccounts invest. We do not guarantee the investment results of any Portfolio. An investment in the contract is subject to the risk of poor investment performance, and the value of your investment can vary depending on the performance of the selected Portfolio(s), each of which has its own unique risks. You should review the Portfolios before making an investment decision.

Risks associated with the Structured Investment Option (SIO)

An investor is not invested in the Index or in the securities tracked by the Index. There are unique risks regarding the SIO.

Limiting Negative Returns (Segment Risk of Loss)

•
There is a risk of a substantial loss of your principal because you agree to absorb all losses from the portion of any negative Index Performance Rate that exceeds the Segment Buffer for any Segment at maturity. Currently, the only levels of protection are the -10% or the -20% Segment Buffers at maturity. You could lose as much as 80% (for Segments with a -20% Segment Buffer) to 90% (for Segments with a -10% Segment Buffer) of your principal and previously credited interest due to negative index performance on the Segment Maturity Date.
We may change the indices and/or Segment Options in the future, but we will always offer a Segment Option with a Segment Buffer that protects the first 10% of loss.
In the future, we may offer other Segment Options that do not provide any downside protection which would mean there is a risk of loss of the entire amount invested.

Limiting Positive Returns (Performance Cap Rates
)

•	Your Segment Rate of Return for a Segment is limited by its Performance Cap Rate, which could cause your Segment Rate of Return to be lower than it would otherwise be if you invested in a mutual fund or exchange-traded fund designed to track the performance of the Index.

•	We declare a Performance Cap Rate for each Segment, which is the highest Segment Rate of Return that can be credited on the Segment Maturity Date for that Segment. The Performance Cap Rate may limit your participation in any increases in the underlying Index associated with a Segment. Our minimum Performance Cap Rates for 1, 3, and 5-year Segments are 4%, 12%, and 20%, respectively. See Appendix: “State contract availability and/or variations of certain features and benefits” for more information on state variations.
We will not open a Segment
with a Performance Cap Rate below the applicable
minimum
Performance Cap Rate.
In some cases, we may decide not to declare a Performance Cap Rate for a Segment, in which case there is no maximum Segment Rate of Return for that Segment.

•
The Performance Cap Rate is determined on the Segment Start Date. You will not know the rate in advance. Prior to the Segment Start Date, you may elect a Performance Cap Threshold. The threshold represents the minimum Performance Cap Rate you find acceptable for a particular Segment. If we declare a cap that is lower than the threshold you specify, you will not be invested in that Segment and your account value will remain in that Segment Holding Account until the next available Segment for which your threshold is met or you provide us with alternative instructions. You risk having amounts remain in Segment Holding Accounts for lengthy periods of time rather than being invested in Segments. If you do not specify a threshold, you risk the possibility that the Performance Cap Rate established will have a lower cap than you would find acceptable. We will not open a Segment if the Performance Cap Rate for 1, 3, and 5-year Segments would be less than 4%, 12%, and 20%, respectively. See Appendix: “State contract availability and/or variations of certain features and benefits” for more information on state variations. The Performance Cap Rate is a rate of return from the Segment Start Date to the Segment Maturity Date.

Risks Related to Withdrawals (Segment Interim Value)

•	There is a risk of loss of principal and previously credited interest in the case of a withdrawal (including an automatic or systematic withdrawal or a required minimum distribution), annuitization, death, surrender, contract cancellation, or transfer prior to a Segment Maturity Date due to charges and adjustments imposed on those distributions, and this may occur even if index performance has been positive.

•
The method we use in calculating your Segment Interim Value may result in an amount lower than your Segment Investment, even if the Index has experienced positive investment performance since the Segment Start Date. Also, this amount may be less than the amount you would receive had you held the investment until maturity.
Because the end-of-term downside

protection provided by a Segment Buffer does not apply to the Segment Interim Value, it is theoretically possible that you could lose up to 100% of your investment and previously credited interest in certain extreme scenarios.
This loss will be greater if you also have to pay a withdrawal charge, or if you have to pay taxes or tax penalties.

•	If you take a withdrawal, including required minimum distributions, and there is insufficient value in the other investment options available under your EQUI-VEST
®
contract and the Segment Holding Account, we will withdraw amounts pro rata from any active Segments in your EQUI-VEST
®
contract. Amounts withdrawn from active Segments will be valued using the formula for calculating the Segment Interim Value.

•	Amounts paid on death or surrender before the Segment Maturity Date, will be based on the Segment Interim Value.

•
Any calculation of the Segment Interim Value will generally be affected by changes in both the volatility and level of the Index, as well as interest rates. The calculation of the Segment Interim Value is linked to various factors, including the value of a basket of put and call options on the Index as described in “Contract Adjustment — Segment Interim Value” in the Statement of Additional Information. The Segment Interim Value will generally be negatively affected by increases in the expected volatility of index prices, interest rate increases, and by poor market performance. All other factors being equal, the Segment Interim Value would be lower the earlier a withdrawal or surrender is made during a Segment. Also, for all contracts using a Performance Cap Rate limiting factor, participation in upside performance for early withdrawals is pro-rated based on the period those amounts were invested in a Segment. This means you participate to a lesser extent in upside performance the earlier you take a withdrawal.

•	You cannot transfer out of a Segment prior to its maturity to another investment option. You can only make withdrawals out of a Segment or surrender your EQUI-VEST® contract. The amount you would receive would be calculated using the formula for the Segment Interim Value.

Risks Related to Segments, Segment Returns, and Segment type Holding Accounts

•	We may, in our sole discretion, not offer certain Segments on one or more Segment Start Dates.

•	We may not offer new Segments. Therefore, a certain Segment may not be available for you to transfer your Segment Maturity Value into after the Segment Maturity Date.
•	We have the right to substitute an alternative index prior to Segment Maturity if the publication of the Index is discontinued or at our sole discretion we determine that our use of the Index should be discontinued or if the calculation of the Index is substantially changed. If we substitute an index for an existing Segment, we would not change the Segment Buffer or Performance Cap Rate. We would attempt to choose a substitute index that has a similar investment objective and risk profile to the replaced index.

•	The amounts held in the Segment Holding Account may earn a return that is less than the return you might have earned if those amounts were held in another investment option.

•	The level of risk you bear and your potential investment performance will differ depending on the Segments you choose. All of the reference Indices are price return indices, meaning that dividends are excluding from the performance of the Index. The performance of an Index is based on changes in the values of the securities or other instruments that comprise or define the Index. The securities and instruments comprising or defining the Indices are subject to a variety of investment risks, many of which are complicated and interrelated. These risks may affect capital markets generally, specific market segments, or specific issuers. The performance of the Indices may fluctuate, sometimes rapidly and unpredictably. Negative Index performance may cause you to lose money on your investment in the contract. The historical performance of an Index or a Segment of the SIO does not guarantee future results. It is impossible to predict whether an Index will perform positively or negatively over the course of a Segment Duration.

In the highly unlikely event we were forced to stop offering new Segments, contract owners would be limited to transferring or contributing to the other investment options. You could choose to surrender your contract, but you may be subject to withdrawal charges, taxes, and tax penalties, and if you purchase another retirement vehicle, it may have different features, fees, and risks than your annuity contract. If you are buying the annuity contract for the
SIO
, you should speak to your financial adviser as to whether this product is suitable for you.

Risks Related to Indices

While it is not possible to invest directly in an Index, if you choose to allocate amounts to a Segment of the SIO, you are indirectly exposed to the investment risks associated with the applicable Index. Because each Index is comprised or defined by a collection of securities, each Index is largely exposed to market risk and issuer risk.

Market risk is the risk that market fluctuations may cause the value of a security to fluctuate, sometimes rapidly and unpredictably. Issuer risk is the risk that the value of an issuer’s securities may decline for reasons directly related to the issuer, as opposed to the market generally.

•	S&P Price Return Index: The S&P 500 Price Return Index is comprised of equity securities issued by large-capitalization U.S. companies. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges, and may not be able to attain the high growth rate of successful smaller companies.

•	Russell 2000
®
Price Return Index: The Russell 2000
®
Price Return Index is comprised of equity securities of small-capitalization U.S. companies. In general, the securities of small-capitalization companies may be more volatile and may involve more risk than the securities of larger companies. Small-capitalization companies are more likely to fail than larger companies.

•	MSCI EAFE Price Return Index: The MSCI EAFE Price Return Index is an equity index that captures large and mid-cap representation across developed markets around the world. The securities comprising the MSCI EAFE Price Return Index are subject to the risks related to investments in foreign markets (e.g. increased price volatility; changing currency exchange rates; and greater political, regulatory, and economic uncertainty). In general, foreign markets may be less liquid, more volatile, and subject to less government supervision than domestic markets.

Risk associated with taking an early withdrawal

The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle and you should consider whether investing in the contract is consistent with the purpose for which the investment is being considered.

Withdrawals could significantly reduce the minimum death benefit by an amount greater than the value withdrawn.

Withdrawals may be subject to Withdrawal Charges, negative Segment Interim Value adjustments (see Risks associated with the Structured Investment Option (SIO)), loss of interest and the possibility of adverse tax consequences.

Insurance company risk

No company other than us has any legal responsibility to pay amounts that we owe under the contract including amounts allocated to the SIO. The general obligations and any Guaranteed benefits under the contract are supported by our general account and are subject to our claims paying ability. You should look solely to our financial strength for our claims-paying ability.

Possible fees on access to account value

We may apply fees if you access your account value during the accumulation period or surrender your contract. For example, in addition to possible tax consequences, you may incur fees for accessing your account value such as a withdrawal charge, transfer fee, third party transfer or exchange fee, annual administrative expense, base contract expense, and/or a charge for any optional benefits.

Possible adverse tax consequences

The tax considerations associated with the contract vary and can be complicated. The applicable tax rules can differ, depending on the type of contract, whether a 403(b) TSA annuity contract, a 403(b)(7) custodial account or an EDC plan. We cannot provide detailed information on all tax aspects of the contracts. Moreover, the tax aspects that apply to a particular person’s contract may vary depending on the facts applicable to that person. Tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider further proposals to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted. Before making contributions to your contract or taking other action related to your contract, you should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the contract.

Contract Changes Risk

We may, at any time, exercise our rights to limit or terminate your contributions, allocations and transfers to any of the variable investment options. We reserve the right, subject to compliance with laws that apply, to remove variable investment options from the Separate Account, to combine any two or more variable investment options, to restrict or eliminate any voting rights as to the Separate Account, to limit or terminate contributions or transfers into any of the variable investment options, and to limit the number of variable investment options you may select.

We reserve the right to offer any or all Segments more or less frequently or to stop offering any of them (except we will always offer a Segment Option with a Segment Buffer that protects the first 10% of loss) or to suspend offering any or all of them temporarily for some or all contracts.

You should evaluate whether our ability to make the changes described above, and your ability to react to such changes, are appropriate based on your investment goals. When such changes occur, you should also evaluate whether those changes are appropriate based on your investment goals and, if not, you should evaluate your options under the Contract, which may be limited and may have negative consequences associated with them, as described in this section.

Risk of loss

All investments have risks to some degree and it is possible that you could lose money by investing in the contract. An investment in the contract is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Availability by financial intermediary

Some financial intermediaries (e.g., selling broker-dealer firms) may not offer and/or may limit the offering of certain investment options, contract benefits, and other contract features based on issue age or other criteria established by the selling broker-dealer. For example, your financial professional may not recommend a particular investment option or contract benefit to you that is described in this Prospectus. Before you purchase the contract, you should discuss with your financial professional any limitations, restrictions, or other variations related to the investment options, contract benefits or other contract features available to you through your financial professional. If a particular feature that interests you is not recommended through your broker-dealer, you may want to contact us to explore its availability.

Risk associated with taking a loan

Loans will decrease your account value and death benefit, and loaned amounts will not participate in the investment experience of your investment options. There may be adverse tax consequences associated with taking a loan from your contract.

Business disruption, cybersecurity, and artificial intelligence (“AI”) technologies risks

We rely heavily on technology, including interconnected computer systems and data storage networks and digital communications, to conduct our variable product business. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our service providers and other business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyberattacks. Cyber-attacks may be systemic (e.g., affecting the internet, cloud services, or other infrastructure) or targeted (e.g., failures in or breach of our systems or those of third parties on whom we rely, including ransomware and malware attacks). Cybersecurity risks include, among other things, the loss, theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on our websites (or the websites of third parties on whom we rely), other operational disruption and unauthorized release, use or abuse of confidential customer information. The risk of cyber-attacks may be higher during periods of geopolitical turmoil. Due to the increasing sophistication of cyber-attacks, a cybersecurity breach could occur and persist for an extended period of time without detection. Systems failures and cyberattacks, as well as, any other catastrophic event, including natural and manmade disasters, public health emergencies, pandemic diseases, terrorist attacks, floods or severe storms affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us, our business operations and your account value and interfere with our ability to process contract transactions and calculate account values. Systems failures and cyberattacks may also interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate account values and unit values and/or the underlying funds to be unable to calculate share values, cause the release or possible destruction of confidential customer and/or business information, impede order processing or cause other operational issues, subject us and/or our service providers and intermediaries to regulatory fines, litigation and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the underlying funds to lose value. The preventative actions we take to reduce the frequency and severity of cybersecurity incidents and protect our computer systems may be insufficient to prevent a cybersecurity breach from impacting our operations or your contract value. There can be no assurance that we or the underlying funds or our service providers and intermediaries will be able to avoid cybersecurity breaches affecting your contract.

The development and deployment of AI tools and technologies, including generative AI, and its use and anticipated use by us or by third parties on whom we rely, may increase our existing operational risks or create new operational risks that we are not currently anticipating. AI and generative AI may be misused by us or by third parties upon which we rely, and that risk is increased by the relative newness of the technology, the speed at which it is being adopted, and the uncertain and evolving policy and regulatory landscape governing its use. Such misuse could expose us to legal or regulatory risk. Because the generative AI technology is so new, many of the potential risks of generative AI are currently unknowable.

In addition, we are also exposed to risks related to natural and man-made disasters, including, but not limited to, storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts, or any other event, which could adversely affect our ability to conduct business. A natural or man-made disaster, including a pandemic such as COVID-19, could result in our workforce, and/or employees of service providers and/or third-party administrators, being compromised and unable or unwilling to fully perform their responsibilities, which could likewise result in interruptions in our service. This could interfere with our processing of contract transactions, including processing orders from owners and orders with the underlying funds, impact our ability to calculate contract value, or have other adverse impacts on our operations. These events may also negatively affect the our service providers and intermediaries, the underlying funds and issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There can be no assurance that we or the underlying funds or our service providers and intermediaries will be able to avoid negative impacts associated with natural and man-made disasters.

Index-Linked Option Market Risk [Line Items]
Index-Linked Option Risk, Maximum Loss Resulting from Negative Index Performance [Percent]		90.00%
Index-Linked Option Risk, Highest Maximum Loss Resulting from Negative Index Performance [Percent]		90.00%
Index-Linked Option Risk, Lowest Maximum Loss Resulting from Negative Index Performance [Percent]		80.00%
Index-Linked Option Risk, Minimum Limit on Index Losses [Percent]		10.00%
Index-Linked Option Risk, No Guaranteed Limit on Index Losses May Lose Entire Investment [Text Block]		In the future, we may offer other Segment Options that do not provide any downside protection which would mean there is a risk of loss of the entire amount invested.
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Investor Not Invested in Index or Tracked Securities [Text Block]		An investor is not invested in the Index or in the securities tracked by the Index.
Index-Linked Option Risk, Limits Positive Returns [Text Block]		Your Segment Rate of Return for a Segment is limited by its Performance Cap Rate, which could cause your Segment Rate of Return to be lower than it would otherwise be if you invested in a mutual fund or exchange-traded fund designed to track the performance of the Index.
Index-Linked Option Risk, Investor Could Lose Money Despite Limits on Negative Returns [Text Block]		You could lose as much as 80% (for Segments with a -20% Segment Buffer) to 90% (for Segments with a -10% Segment Buffer) of your principal and previously credited interest due to negative index performance on the Segment Maturity Date.
Index-Linked Option Risk, Index Risk [Text Block]		While it is not possible to invest directly in an Index, if you choose to allocate amounts to a Segment of the SIO, you are indirectly exposed to the investment risks associated with the applicable Index. Because each Index is comprised or defined by a collection of securities, each Index is largely exposed to market risk and issuer risk.
Contract Changes Risk [Line Items]
Index-Linked Option Changes Index Risk [Text Block]		We may, at any time, exercise our rights to limit or terminate your contributions, allocations and transfers to any of the variable investment options. We reserve the right, subject to compliance with laws that apply, to remove variable investment options from the Separate Account, to combine any two or more variable investment options, to restrict or eliminate any voting rights as to the Separate Account, to limit or terminate contributions or transfers into any of the variable investment options, and to limit the number of variable investment options you may select.
Index-Linked Option Changes Features Risk [Text Block]		We reserve the right to offer any or all Segments more or less frequently or to stop offering any of them (except we will always offer a Segment Option with a Segment Buffer that protects the first 10% of loss) or to suspend offering any or all of them temporarily for some or all contracts.
Index-Linked Option Details [Line Items]
Index-Linked Option Details, Description [Text Block]
What are your investment options under the contract?

Your investment options, subject to any employer Plan limitations, are the variable investment options, Segments available under the SIO, the guaranteed interest option, and the account for special dollar cost averaging available under the investment method you select. See “Selecting your investment method” in this prospectus. We may, at any time, exercise our right to close a variable investment option to new contributions or transfers.

If you are between the ages of 45 and 85 and are not a participant in a tax-exempt employer 457(b) plan, you have the option of allocating amounts to the Personal Income Benefit variable investment options. Allocations may be made by salary deferral contributions (pre-tax and Roth), employer contributions, and lump sum transfers and rollover contributions from another provider. Your allocation to the Personal Income Benefit variable investment options may also be a transfer from your Non-Personal Income Benefit investment options. Your initial allocation to the Personal Income Benefit variable investment options must total at least $1,000.

The amounts that you allocate to the Personal Income Benefit variable investment options may represent all or just a portion of your contribution or transfer. In other words, you do not have to allocate the full amount of any contribution or transfer to the Personal Income Benefit variable investment options. Through your allocation instructions to us, you can select from among the Personal Income Benefit variable investment options and the Non-Personal Income Benefit investment options available to you. Also, if you allocate amounts to the Personal Income Benefit variable investment options, you may later decide to change your allocation instructions in order to increase, decrease or stop future allocations to these investment options. Once you begin receiving your Guaranteed Annual Withdrawal Amount payments, you will no longer be able to make contributions or transfers to the Personal Income Benefit variable investment options. Also, we reserve the right to limit or terminate contributions and transfers to the Personal Income Benefit variable investment options.

By allocating at least $1,000 of your total contribution or transfer amount to the Personal Income Benefit variable investment options, you are activating the Personal
Income Benefit feature. This is the only way in which you can activate this benefit.
No other action is required of you. If you do not wish to activate the Personal Income Benefit feature, you should not allocate any amount to the Personal Income Benefit variable investment options. All amounts allocated to the Personal Income Benefit variable investment options are subject to the terms and conditions of the Personal Income Benefit feature. Also, please note that a separate charge for the Personal Income Benefit feature will be incurred as of the date you allocate amounts to the Personal Income Benefit variable investment options.

Once you allocate amounts to the Personal Income Benefit variable investment options, such amounts may be transferred among the Personal Income Benefit variable investment options, but generally may not be transferred to the Non-Personal Income Benefit investment options. The Personal Income Benefit feature is discussed in detail later in this section under “Personal Income Benefit.”

All Portfolios shown in the Appendix “Investment options available under the contract” are available as variable investment options. The Appendix also identifies which Portfolios are also available as Personal Income Benefit variable investment options. It is important to note that the Personal Income Benefit variable investment options are also available as Non-Personal Income Benefit variable investment options. The Personal Income Benefit variable investment options invest in the same portfolios as the corresponding variable investment options.

Variable Investment Options

Contract value allocated to one of the variable investment options will vary based on the investment performance of the underlying Portfolio in which the variable investment option invests. There is a risk of loss of the entire amount invested. Because the variable investment option is not a Segment, it is not subject to any Segment Buffer. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges, expenses, and adjustments, may result in negative yields, including for the EQ/Money Market variable investment option.

We may, at any time, exercise our rights to limit or terminate your contributions and allocations to any of the variable investment options and to limit the number of variable investment options you may elect or to close a variable investment option to new contributions or transfers.

You can choose from among the variable investment options, Segments available under the SIO, the guaranteed interest option and the account for special dollar cost averaging, subject to certain restrictions.

Portfolios of the Trusts

We offer both affiliated and unaffiliated Trusts, which in turn offer one or more Portfolios. Equitable Investment Management Group, LLC (“Equitable IMG”) is an affiliate of the Company and serves as the investment adviser of the EQ Advisors Trust (the “affiliated Trust”). For some affiliated Portfolios, Equitable IMG has entered into sub-advisory agreements with one or more other investment advisers (the “sub-advisers”) to carry out investment decisions for the Portfolios. As such, among other responsibilities, Equitable IMG oversees the activities of the sub-advisers with respect to the affiliated Trust and is responsible for retaining or discontinuing the services of those sub-advisers, if any.

Information regarding each of the currently available Portfolios, their investment adviser(s) and/or sub-adviser(s), their current expenses, and their current performance is available in an appendix to the prospectus. See the Appendix “Investment options available under the contract.”

Each Portfolio has issued a prospectus that contains more detailed information about the Portfolio. You should consider the investment objectives, risks, and charges and expenses of the portfolios carefully before investing. In order to obtain copies of the portfolios’ prospectuses, you may call one of our customer service representatives at (877) 522-5035, or visit www.equitable.com/ICSR#EQH146658.

You should be aware that Equitable Advisors and Equitable Distributors, LLC (“Equitable Distributors”) (together, the “Distributors”) directly or indirectly receive 12b-1 fees from affiliated Portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the Portfolios’ average daily net assets. The affiliated Portfolios’ sub-advisers and/or their affiliates may also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the sub-advisers’ respective Portfolios. In addition, Equitable IMG receives advisory fees and Equitable Investment Management, LLC, an affiliate of Equitable IMG, receives administration fees in connection with the services they provide to the Portfolios. As such, it is generally more profitable for us to offer affiliated Portfolios than to offer unaffiliated Portfolios.

The Company or the Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services. These fees and payments range from 0% to 0.60% of the unaffiliated Portfolios’ average daily net assets. The Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the advisers’ respective Portfolios.

As a contract owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the Portfolios. (See the Portfolios’ prospectuses for more information.) These fees and payments, as well as the Portfolios’ investment advisory fees and administration expenses, will reduce the underlying Portfolios’ investment returns. The Company and/or its affiliates may profit from these fees and payments. The Company considers the availability of these fees and payment arrangements during the selection process for the underlying Portfolios. These fees and payment arrangements may create an incentive for us to select Portfolios (and classes of shares of Portfolios) that pay us higher amounts.

Some affiliated Portfolios invest in other affiliated Portfolios (the “EQ Fund of Fund Portfolios”). The EQ Fund of Fund Portfolios offer contract owners a convenient opportunity to invest in other Portfolios that are managed and have been selected for inclusion in the EQ Fund of Fund Portfolios by Equitable IMG. Equitable Advisors, an affiliated broker-dealer of the Company, may promote the benefits of such Portfolios to contract owners and/or suggest that contract owners consider whether allocating some or all of their total account value to such Portfolios is consistent with their desired investment objectives. In doing so, the Company, and/or its affiliates, may be subject to conflicts of interest insofar as the Company may derive greater revenues from the EQ Fund of Fund Portfolios than certain other Portfolios available to you under your contract. Please see “Allocating your contributions” later in this section for more information about your role in managing your allocations.

As described in more detail in the Portfolio prospectuses, the EQ Managed Volatility Portfolios may utilize a proprietary volatility management strategy developed by Equitable IMG (the “EQ volatility management strategy”) and, in addition, certain EQ Fund of Fund Portfolios may invest in affiliated Portfolios that utilize this strategy. The EQ volatility management strategy employs various volatility management techniques, such as the use of ETFs or futures and options, to reduce the Portfolio’s equity exposure during periods when certain market indicators indicate that market volatility is above specific thresholds set for the Portfolio. When market volatility is increasing above the specific thresholds set for a Portfolio utilizing the EQ volatility management strategy, the adviser of the Portfolio may reduce equity exposure. Although this strategy is intended to reduce the overall risk of investing in the Portfolio, it may not effectively protect the Portfolio from market declines and may increase its losses. Further, during such times, the Portfolio’s exposure to equity securities may be less than that of a traditional equity portfolio. This may limit the Portfolio’s participation in market gains and result in periods of underperformance, including those periods when the specified benchmark index is appreciating, but market volatility is high. It may also impact the value of certain guaranteed benefits, as discussed below.

The EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified in the Appendix “Investment options available under the contract“ by a “†”.

You should be aware that having the Personal Income Benefit and/or certain other guaranteed benefits, limits your ability to invest in some of the variable investment options that would otherwise be available to you under the contract. See “Allocating your contributions” later in this section for more information about the investment restrictions under your contract.

Portfolios that utilize the EQ volatility management strategy (or, in the case of certain EQ Fund of Fund Portfolios, invest in other Portfolios that use the EQ volatility management strategy), and investment option restrictions in connection with any guaranteed benefit that include these Portfolios are designed to reduce the overall volatility of your account value and provide you with risk-adjusted returns over time. The reduction in volatility helps us manage the risks associated with providing guaranteed benefits during times of high volatility in the equity market. During rising markets, the EQ volatility management strategy, however, could result in your account value rising less than would have been the case had you been invested in a Portfolio that does not utilize the EQ volatility management strategy (or, in the case of the EQ Fund of Fund Portfolios, invest exclusively in other Portfolios that do not use the EQ volatility management strategy).
This may effectively suppress the value of guaranteed benefit(s) that are eligible for periodic Ratchet Base resets because your Ratchet Base is available for resets only when your Personal Income Benefit account value is higher.
Conversely, investing in investment options that use the EQ volatility management strategy may be helpful in a declining market when high market volatility triggers a reduction in the investment option’s equity exposure because during these periods of high volatility, the risk of losses from investing in equity securities may increase. In these instances, your account value may decline less than would have been the case had you not been invested in investment options that use the EQ volatility management strategy. Please see the underlying Portfolio prospectuses for more information in general, as well as more information about the EQ volatility management strategy. See also Appendix “Investment options available under the contract” for more information.

Certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques (including Fund of Fund Portfolios that invest in other Portfolios that utilize volatility management techniques) that differ from the EQ volatility management strategy. Such techniques could also impact your Total account value and guaranteed benefit(s), if any, in the same manner described above.
Please see the Portfolio prospectuses for more information in general, as well as more information about the Portfolio’s objective, strategies, and volatility management techniques. See also Appendix “Investment options available under the contract” for more information.

Asset Transfer Program.
 Portfolio allocations in certain of our variable annuity contracts with guaranteed benefits are subject to our Asset Transfer Program (ATP) feature. The ATP helps us manage our financial exposure in connection with providing certain guaranteed benefits, by using predetermined mathematical formulas to move account value between the EQ/Ultra Conservative Strategy Portfolio (an investment option utilized solely by the ATP) and the other Portfolios offered under those contracts. You should be aware that operation of the predetermined mathematical formulas underpinning the ATP has the potential to adversely impact the Portfolios, including their performance, risk profile and expenses. This means that Portfolio investments in contracts with no ATP feature, such as yours, could still be adversely impacted. Particularly during times of high market volatility, if the ATP triggers substantial asset flows into and out of a Portfolio, it could have the following effects on all contract owners invested in that Portfolio:

(a)
By requiring a Portfolio sub-adviser to buy and sell large amounts of securities at inopportune times, a Portfolio’s investment performance and the ability of the sub-adviser to fully implement the Portfolio’s investment strategy could be negatively affected; and

(b)
By generating higher turnover in its securities or other assets than it would have experienced without being impacted by the ATP, a Portfolio could incur higher operating expense ratios and transaction costs than comparable funds. In addition, even Portfolios structured as funds-of-funds that are not available for investment by contract owners who are subject to the ATP could also be impacted by the ATP if those Portfolios invest in underlying funds that are themselves subject to significant asset turnover caused by the ATP. Because the ATP formulas generate unique results for each contract, not all contract owners who are subject to the ATP will be affected by operation of the ATP in the same way. On any particular day on which the ATP is activated, some contract owners may have a portion of their account value transferred to the EQ/Ultra Conservative Strategy Portfolio investment option and others may not. If the ATP causes significant transfers of account value out of one or more Portfolios, any resulting negative effect on the performance of those Portfolios will be experienced to a greater extent by a contract owner (with or without the ATP) invested in those Portfolios whose account value was not subject to the transfers.

Fixed Investment Options

Information regarding each currently offered fixed investment option, including its name, its term and its minimum guaranteed interest rate is available in an appendix to the prospectus. See Appendix “Investment options available under the contract”.

Guaranteed interest option

The guaranteed interest option is a fixed option that is part of our general account and pays interest at guaranteed rates. We discuss our general account in “More information” in this prospectus.

We assign an interest rate to each amount allocated to the guaranteed interest option. This rate is guaranteed for a specified period. Therefore, different interest rates may apply to different amounts in the guaranteed interest option.

We credit interest daily to amounts in the guaranteed interest option. The minimum rate may vary depending on when your contract is issued but it will be shown on the data page for your contract and will never be less than 1.0%. We set current interest rates periodically, according to our procedures that we have in effect at the time. All interest rates are effective annual rates, but before deduction of annual administrative charges or any withdrawal charges.

We reserve the right to limit contributions to the guaranteed interest option. See “Allocating your contributions” later in this section for more information.

There is no market value adjustment deduction in connection with any transfer of account value out of a guaranteed interest option due to changes in interest rates. A withdrawal from the contract itself, however, may result in a withdrawal charge. For more information, see “Withdrawal charge” under “Charges, expenses, and adjustments” in this prospectus.

Account for special dollar cost averaging

The account for special dollar cost averaging is part of our general account. We may pay interest at enhanced guaranteed rates in this account for specified time periods. However, we are under no obligation to offer enhanced guaranteed rates at any point in time. We will credit interest to the amounts that you have in the account for special dollar cost averaging every day. We set the interest rates periodically, according to the procedures that we have. We reserve the right to change these procedures.

We guarantee to pay our current interest rate that is in effect on the date that your contribution is allocated to this account. The guaranteed rate in effect on the contract date for each of the time periods available will be shown in your contract. The rate will never be less than the lifetime minimum rate for the guaranteed interest option. See “Allocating your contributions” below for rules and restrictions that apply to the special dollar cost averaging program.

Selecting your investment method for variable investment options

You must choose one of the following two methods for selecting your variable investment options:

•
Maximum investment options choice.
Under this method, you may allocate contributions or transfer funds to any of the available investment options listed in A and B in the investment options chart which can be found in the Appendix “Investment options available under the contract.” You can make transfers subject to our rules. Also, there will be restrictions on the amount you can transfer out of the guaranteed interest option listed in A.

•
Maximum transfer flexibility.
Under this method, you may allocate contributions or transfer funds to any of the available investment options listed in A in the investment options chart which can be found in the Appendix “Investment options available under the contract.” You can make transfers subject to our rules.

Please see option A and B in the investment options chart in the Appendix “Investment options available under the contract” in this prospectus.

You may prefer the “Maximum investment options choice” method if investing in more conservative variable investment options is important to you. On the other hand, you may prefer the “Maximum transfer flexibility” method if you are less interested in investing in conservative variable investment options and want to be able to freely transfer amounts out of the guaranteed interest option. Please consult with your financial professional to determine which investment method is appropriate for you.

These investment methods do not apply to the Personal Income Benefit variable investment options. Regardless of whether you allocate amounts to the Personal Income Benefit variable investment options, you may select either investment method for your Non-Personal Income Benefit account value allocations. For more information on your ability to make transfers, see “Transferring your account value” under “Transferring your money among investment options” in this prospectus.
Temporary removal of transfer restrictions that apply to the investment methods.

From time to time, we may remove certain restrictions that apply to your investment method. If we do so, we will tell you. For example, if you elect the “Maximum investment options choice” method, for a limited time there will be no restrictions on the amount you could transfer out of the guaranteed interest option listed in group “A.” If you elect the “Maximum transfer flexibility” method, for a limited time you will be able to use the fixed income variable investment options listed in group “B”.

We will also tell you at least 45 days in advance of the day that we intend to reimpose the transfer restrictions. When we reimpose the transfer restrictions, if you elect the “Maximum investment options choice” method, limits on transfers out of the guaranteed interest option will again apply. If you elect the “Maximum transfer flexibility” method, you will no longer be permitted to allocate new contributions to, or transfer amounts into, the variable investment options in group B (including through our rebalancing program). However, amounts that are in any investment options that are not available under “Maximum transfer flexibility” can remain in these options.

Please see options A and B in the investment options chart in the Appendix: “Investment options available under the contract” in this prospectus.

The Target Date Allocation investment options (which invest in the corresponding Target Date Allocation portfolios) are expected to invest more heavily in fixed income securities as they approach their respective target dates, and thereafter. As each Target Date Allocation investment option reaches its respective target date, we reserve the right to make it a group “B” investment option. Please note that if you select the “Maximum transfer flexibility” method, and you allocate any contributions or account value to any of the Target Date Allocation investment options, you will be deemed to have changed to the “Maximum investment option choice” method. This change to your investment method will occur when you change your allocation instruction to include a Target Date Allocation investment option or when you make a transfer to a Target Date Allocation investment option that has been reassigned. We will notify you of this change in writing. Please note that if this occurs, the number of variable investment options available to you will increase. In other words, the “B” investment options will be available to you. However, your ability to transfer out of the guaranteed interest option will be limited.

If you select the “Maximum transfer flexibility” method but have not included any of the Target Date Allocation investment options among your allocations, you will not be changed to the alternate method but those options will no longer be available to you.

You may choose from any of the investment options available under your investment method. In all cases, if any of the options listed in B in the chart in the Appendix: “Investment options available under the contract” are selected, you will be subject to the restrictions on transfers out of the guaranteed interest option that apply under the “Maximum investment options choice” investment method.

Structured Investment Option

The SIO provides you with the opportunity to earn interest that we will credit based, in part, on the performance of external indices from the Segment Start Date to the Segment Maturity Date. Please be aware that the possibility of a negative return could result in a significant loss of principal and previously credited interest.

The Structured Investment Option consists of Segment Types which provide a rate of return tied to the performance of an Index. We will credit positive or negative interest to amounts allocated to a Segment of the SIO on the Segment Maturity Date based, in part, on the performance of the applicable Index. An investment in a Segment of the SIO is not an investment in the Index or in any index fund. You could lose a significant amount of money if the external index declines in value.

Each month, you have the opportunity to invest in a Segment, subject to the requirements, limitations and procedures disclosed in this section. Investments in Segments are not investments in the Index or in any index fund. The Structured Investment Option is not available in all states. Please contact the customer service group referenced in the Prospectus or your financial professional for information on state availability. Also, see “Appendix: State contract availability and/or variations of certain features and benefits” for more information.

Segment Type

Information regarding the features of each of the currently available Segment Types, including the Index name and type, the Segment Duration, the current Segment Buffer, and the minimum Performance Cap Rate for the life of the Segment Type, is available in an appendix to the prospectus. See Appendix “Investment options available under the contract.”

We currently offer seven Segment Types. We intend to offer a Segment each month, on the Segment Start Date. We are not obligated to offer any one particular Segment Type. Also, we are not obligated to offer any Segment Type. A Segment Type refers to Segments that have the same Index, Segment Duration, and Segment Buffer. A Segment Type has a corresponding Segment Holding Account. Please refer to the “Definitions of key terms” section earlier in this Prospectus for a discussion of these terms. Not all Segment Durations are available in all states. Please see “Appendix: State contract availability and/or variations of certain features and benefits” for more information.

The following Segment Types are currently available:

Index	Segment Duration	Segment Buffer
S&P 500 Price Return Index	1 year	-10%
S&P 500 Price Return Index	3 year	-20%
S&P 500 Price Return Index	5 year	-20%
Russell 2000 ® Price Return Index	1 year	-10%
Russell 2000 ® Price Return Index	3 year	-20%
Russell 2000 ® Price Return Index	5 year	-20%
MSCI EAFE Price Return Index	1 year	-10%
At maturity, the highest level of protection is the -20% Segment Buffer and the lowest level of protection is the -10% Segment Buffer.

We may change the Indices and/or Segment Options in the future but we will always offer a Segment Option with a Segment Buffer that protects the first 10% of loss. In the future, we may offer other Segment Options that do not provide any downside protection which would mean there is a risk of loss of the entire amount invested.

The Indices are described in more detail below, under the heading “Indices.”

Each Segment has a Performance Cap Rate that we set on the Segment Start Date. See “Performance Cap Rate” below.

For example, a Segment could be S&P 500 Price Return Index/ 1 year/-10%/September 2026 with a 20% Performance Cap Rate declared on the Segment Start Date. This means that you will participate in the performance of the S&P 500 Price Return Index for one year starting from the September 2026 Segment Start Date. If the Index performs positively during this period, your rate of return at maturity could be as much as 20% for that Segment Duration. If the Index performs negatively during this period, at maturity you will be protected from the first 10% of the Index’s decline. If the Index performance is between -10% and 0%, your Segment Return Amount at maturity will equal your Segment Investment.

Both the Performance Cap Rate and the Segment Buffer are rates of return from the Segment Start Date to the Segment Maturity Date.
The performance of the Index, the Performance Cap Rate and the Segment Buffer are all measured from the Segment Start Date to the Segment Maturity Date, and the Performance Cap Rate and Segment Buffer apply if you hold the Segment until the Segment Maturity Date. If you surrender or cancel your EQUI-VEST
®
contract, die or make a withdrawal from a Segment before the Segment Maturity Date, the Segment Buffer will not necessarily apply to the extent it would on the Segment Maturity Date, and any upside performance will be limited to a percentage lower than the Performance Cap Rate. Please see “Your account value in the Structured Investment Option” later in this section. A partial withdrawal from a Segment does not affect the Performance Cap Rate and Segment Buffer that apply to any remaining amounts that are held in the Segment through the Segment Maturity Date. Please see “Performance Cap Rate limiting factor” in ”Contract Adjustment — Segment Interim Value” in the Statement of Additional Information for table(s) showing which contracts will no longer use a Performance Cap Rate limiting factor.

We reserve the right to offer any or all Segments more or less frequently or to stop offering any of them (except we will always offer a Segment Option with a Segment Buffer that protects the first 10% of loss) or to suspend offering any or all of them temporarily for some or all contracts. Please see “Suspension, termination and changes to the Segment Type and Index” later in this section. We may also add different Segment Types in the future.

You may not have more than 12 active Segments in addition to the Segment Holding Account.

Segment Buffer

The SIO provides some protection against negative returns on the Segment Maturity Date through the use of a Segment Buffer. The extent of the downside protection provided by the Segment Buffer varies by Segment, ranging from the first 10% to 20% of loss.
There is a risk of a substantial loss of your principal and previously credited interest because you agree to absorb all losses to the extent they exceed the applicable Segment Buffer on the Segment Maturity Date.
For example, if the Index return is -25% and the Segment Buffer is -10%, we will credit -15% (the amount that exceeds the Segment Buffer) on the Segment Maturity Date, meaning your Segment Investment will decrease by 15%.

The Segment Buffer for each Segment will not change throughout the Segment Duration. See Appendix: “Investment Options available under the contract” for the current Segment Buffer for each Segment Type.
We may change the Indices and/or Segment
Options in the future but we will always offer a Segment Option with a Segment Buffer that protects the first 10% of loss. In the future, we may offer other Segment Options that do not provide any downside protection which would mean there is a risk of loss of the entire amount invested.

The Segment Buffer is set at our sole discretion. In determining the current Segment Buffer for a Segment Type, we consider, among other factors, the Segment Rate of Return calculation method, the cost of hedging instruments, the range of Performance Cap Rates that may be offered with the Segment Buffer, protection levels offered by our competitors, and the current market environment. Before selecting a Segment for investment, you should consider whether the Segment Buffer is consistent with your risk tolerance and investment goals for the Segment Duration (which may be 1 or 3 years) of the Segment Type.

On a Segment Maturity Date, the highest level of protection provided by a Segment Buffer is the -30% Segment Buffer and lowest level of protection provided by a Segment Buffer is the -10% Segment Buffer.

Indices

Each Segment Type references an Index that determines the performance of its associated Segments. We currently offer Segment Types based on the performance of the S&P 500 Price Return Index, the Russell 2000
®
Price Return Index and the MSCI EAFE Price Return Index. Throughout this Prospectus, we refer to these indices using the term “Index” or, collectively, “Indices.”

Please note that each Index is a price return index, which means that changes in the value of the Index are determined solely by changes in the price of each security included in the Index. By contrast, a total return index also includes the value of all dividends, interest, rights offerings or other distributions associated with each security included in the index. This will reduce the Index return and will cause the Index to underperform a direct investment in the securities composing the Index. For example, the value of the S&P 500 Price Return Index incorporates dividends and other distributions by assuming that they are reinvested in the entire index.

S&P 500 Price Return Index.
The S&P 500 Price Return Index was established by Standard & Poor’s. The S&P 500 Price Return Index includes 500 leading companies in leading industries of the U.S. economy, capturing 75% coverage of U.S. equities. The S&P 500 Price Return Index does not include dividends declared by any of the companies included in this Index, which will reduce Index performance. Additional information about the Index may be found in Appendix: Index Publishers. If you would like to request additional information about the Index, contact the customer service group or your financial professional.

Russell 2000
®
Price Return Index.
The Russell 2000
®
Price Return Index was established by Russell Investments. The Russell 2000
®
Price Return Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000
®
Price Return Index is a subset of the Russell 3000
®
Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2000
®
Price Return Index does not include dividends declared by any of the companies included in this Index, which will reduce Index performance. Additional information about the Index may be found in Appendix: Index Publishers. If you would like to request additional information about the Index, contact the customer service group or your financial professional.

MSCI EAFE Price Return Index.
The MSCI EAFE Price Return Index was established by MSCI. The MSCI EAFE Price Return Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US and Canada. As of the date of this Prospectus the MSCI EAFE Price Return Index consisted of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The MSCI EAFE Price Return Index does not include dividends declared by any of the companies included in this Index, which will reduce Index performance. Additional information about the Index may be found in Appendix: Index Publishers. If you would like to request additional information about the Index, contact the customer service group or your financial professional.

Index Performance Examples

The bar charts shown below provide each Index’s annual returns for the last 10 calendar years (or for the life of the Index if less than 10 years), as well as the Index returns after applying a hypothetical 5% cap and a hypothetical -10% buffer. The chart illustrates the variability of the returns from year to year and shows how hypothetical limits on Index gains and losses may affect these returns. Past performance is not necessarily an indication of future performance.

The performance below is NOT the performance of any Segment of the SIO. Your performance under the contract will differ, perhaps significantly. The performance below may reflect a different return calculation, time period, and limit on Index gains and losses than the Segments of the SIO, and does not reflect contract fees and charges, including withdrawal charges and negative Segment Interim Value adjustments, which reduce performance.

30

*
The Index is a “price return” index, not a “total return” index, and therefore the performance of the Index does not reflect dividends declared by any of the companies included in the Index, reducing the Index return. As a result, the
Index
will
underperform a direct investment in the securities composing the Index.

Segment Holding Account

Any contribution or transfer designated for a Segment Type will be allocated to the Segment Holding Account until the Segment Start Date. The Segment Holding Account is part of the EQ/Money Market variable investment option. Please see “Separate Account Annual Expenses” later in this prospectus for more information regarding non-guaranteed charge waivers in the Segment Holding Account. You must transfer or contribute to the Segment Holding Account for the corresponding Segment Type if you want to invest in a Segment; you cannot transfer or contribute directly to a Segment.

You can transfer amounts from the Segment Holding Account into any of the investment options, or another Segment Holding Account at any time up to the close of business on the last business day before the Segment Start Date.

Please see “How to reach us” for more information regarding contacting us and communicating your instructions. We also have specific forms that we recommend you use for electing the Structured Investment Option and any Structured Investment Option transactions.

Segment Start Date

Each Segment will have a Segment Start Date, which is generally the second Segment Business Day occurring after the 13th of the month. However, the Segment Start Date may sometimes be a later date under certain circumstances. Please see “Setting the Segment Maturity Date and Segment Start Date” below.

Segment Rate of Return

If the Index Performance Rate is positive, then the Segment Rate of Return is a rate equal to the Index Performance Rate, but not more than the Performance Cap Rate. If the Index
Performance Rate is negative, but declines by a percentage less than or equal to the Segment Buffer, then the Segment Rate of Return is 0%. If the Index Performance Rate is negative, and declines by
more than the Segment Buffer, then the Segment Rate of Return is negative, but will not reflect the
first -10% or -20% of downside performance, depending on the Segment Buffer applicable to that Segment.

Performance Cap Rate

The Performance Cap Rate is the maximum Segment Rate of Return that each Segment will be credited with on the Segment Maturity Date. We will declare a Performance Cap Rate for each Segment on the Segment Start Date. Information about current Performance Cap Rates is incorporated in this prospectus by reference from www.equitable.com/equivestsio.

The Performance Cap Rate is set at our sole discretion. In determining the current Performance Cap Rate for a Segment Type, we consider, among other factors, [the Segment Rate of Return calculation method, the cost of hedging instruments, the Segment Buffer for the Segment Type, crediting rates offered by our competitors, and the current market environment]. In general, the Performance Cap Rates will be lower for Segment Types that offer greater protection from negative returns or additional enhancements to positive returns. Before selecting a Segment for investment, you should consider whether the current Performance Cap Rate is acceptable to you in return for the protection from negative returns or enhancements to positive returns that may be applied at the end of the Segment Duration (which may be 1, 3 or 5 years) for that Segment Type.

Because we declare the Performance Cap Rate for a Segment on its Segment Start Date, you will not know the Performance Cap Rate for a new Segment until your account value has been transferred from the corresponding Segment

Holding Account into the Segment. You may not transfer out of a Segment before the Segment Maturity Date. For this reason, we permit you to specify a Performance Cap Threshold, which we describe below under “Segment Participation Requirements.” For more information regarding transfer restrictions, please see “Transfers” later on in this prospectus.

The Performance Cap Rate may limit your participation in any increase in the underlying Index associated with a Segment. For example, if the Index return is 12% and the Performance Cap Rate is 4%, we will credit 4% in interest on the Segment Maturity Date, meaning your account value will increase by 4%. Our minimum Performance Cap Rates for 1, 3, and 5-year Segments are 4%, 12%, and 20%, respectively. See Appendix: “State contract availability and/or variations of certain features and benefits” for more information on state variations. For more information about the Segment suspension, see “Suspension, Termination and Changes to Segment Types and Indices” later in this section. We guarantee that for the life of your contact we will not open a Segment with a Performance Cap Rate below the applicable minimum Performance Cap Rate. In some cases, we may decide not to declare a Performance Cap Rate for a Segment, in which case there is no maximum Segment Rate of Return for that Segment.

Please note that the Performance Cap Rate and Segment Rate of Return are rates of return from the Segment Start Date to the Segment Maturity Date. The Performance Cap Rate is set at our sole discretion.

Segment Participation Requirements

All amounts in the Segment Holding Account as of the close of business on the business day preceding the Segment Start Date, plus any earnings on those amounts, will be transferred into the Segment on the Segment Start Date, provided that all participation requirements are met.

Amounts transferred into the Segment Holding Account on a Segment Start Date will not be included in any new Segment created that day. These amounts will remain in the Segment Holding Account until they are transferred out or the next Segment Start Date on which the participation requirements are met for the amounts to be transferred into a new Segment.

If you change your Performance Cap Threshold on a Segment Start Date, that Performance Cap Threshold will not affect the participation requirements for any Segment created that day. For example, if you have a Performance Cap Threshold on file of 6.0%, but change it to 9.0% on a Segment Start Date, any amounts in the Segment Holding Account will be transferred into a new Segment of the Segment Type that we create that day with a Participation Cap Rate equal to or higher than 6.00%, if the other participation requirements are met. For example, a Performance Cap Rate of 7.0% would meet your Performance Cap Threshold on that Segment Start Date.
The following participation requirements must be met on a Segment Start Date in order for any amount designated for a Segment Type to be transferred from a Segment Holding Account into the designated new Segment: (1) minimum sweep amount is met; (2) Segment is available; (3) Segment Maturity Date Requirement is met; and (4) Performance Cap Threshold is met. If these requirements are met, your account value in the Segment Holding Account will be transferred into a new Segment. This amount is your initial Segment Investment.

(1) Minimum sweep amount is met.
For Segments with a duration of greater than 1 year, the minimum amount that must be in the Segment Holding Account before it will be transferred into a new Segment is $1,000.

The minimum amount that must be in the Segment Holding Account for a 1-year Segment before it will be transferred into a new 1-year Segment is $5.00 in most states. Please contact the customer service group referenced in the Prospectus or your financial professional for information on state availability. Also see Appendix: “State contract availability and/or variations of certain features and benefits” for more information on state variations to the minimum amount that must be accumulated in the Segment Holding Account before it will be swept into a 1-year Segment.

(2) Segment is available.
We may suspend or terminate any Segment Type, at our sole discretion, at any time. If we terminate a Segment Type, no new Segments of that Segment Type will be created, and the amount that would have been transferred to the Segment will be transferred to the EQ/Money Market variable investment option instead. If we suspend a Segment Type, no new Segments of that Segment Type will be created until the suspension ends, and the amount that would have been transferred to the Segment will remain in the Segment Holding Account.

(3) Segment Maturity Date
Requirement is met.
The Segment Maturity Date must occur on or before the contract maturity date. If the Segment Maturity Date is after the EQUI-VEST
®
contract maturity date, your account value in the Segment Holding Account will be transferred to the EQ/Money Market variable investment option.

(4) Performance Cap Threshold is met.
When you allocate a contribution or transfer to a Segment Type, you may specify a Performance Cap Threshold in a whole percentage rate of 6%, 7%, 8% or 9%. Your value in the Segment Holding Account will not be transferred into the corresponding Segment unless the Performance Cap Rate we declare on the Segment Start Date is equal to or higher than your Performance Cap Threshold, and the other participation requirements are met.

For example, you may specify a Performance Cap Threshold of 8.0%. If we set a Performance Cap Rate of 8.0% or higher for the next available Segment of that Segment Type, then we will transfer the applicable account value to the new Segment, provided all other requirements and conditions are met. However, if we set the Performance Cap Rate at 7.9% for that Segment, the applicable account value would not be transferred to the new Segment and your account value will remain in the Segment Holding Account, until the next available Segment for which your threshold is met.

If you specify a Performance Cap Threshold, it will remain in effect until you change it.

If you do not specify a Performance Cap Threshold, then we will transfer your account value from the Segment Holding Account into a Segment, regardless of how low the Performance Cap Rate may be if the other participation requirements are met.

Once your account value has been swept from a Segment Holding Account into a Segment, transfers into or out of that Segment before its Segment Maturity Date are not permitted.

We permit you, but do not require you, to specify a Performance Cap Threshold so that you have additional flexibility in managing your contract. We do not require that you select a Performance Cap Threshold because you may wish to invest in a Segment regardless of the particular Performance Cap Rate. If you do not specify a threshold, you risk the possibility that the Performance Cap Rate established will have a lower cap on returns than you would otherwise find acceptable. You may wish to discuss with your financial professional whether to specify a Performance Cap Threshold and, if so, at what percentage.

You will receive confirmation of any Performance Cap Threshold you set that indicates the date on which the Performance Cap Threshold expires. You can also monitor your Performance Cap Thresholds, including their expiry dates, using Equitable Client portal.

Segment Maturity Date

Your Segment Maturity Date is generally the first Segment Business Day occurring after the 13th day of the same month as the Segment Start Date in the calendar year in which the Segment Duration ends. However, the Segment Maturity Date in a particular month may be a later date under certain circumstances. Please see “Setting the Segment Maturity Date and Segment Start Date” below.

You may tell us how to allocate the Segment Maturity Value among the investment options. You may tell us either to follow your allocation instructions on file for new contributions, to withdraw all or a portion of your Segment Maturity Value, or to transfer your Segment Maturity Value to the next available Segment, provided the participation requirements are met.

As stated above, you may elect to have maturing Segments invested according to your allocations on file. You may also elect to transfer all or a portion of your Segment Maturity Value to the next available Segment. The designated portion of your Segment Maturity Value will be transferred to the
Segment Holding Account, as of the close of business on the Segment Maturity Date. Assuming that all participation requirements are met, the designated amounts will be treated like any other amounts in a Segment Holding Account. On the next Segment Start Date, the designated amounts in the Segment Holding Account will be transferred into the Segment. Typically, this means the designated amounts would be held in a Segment Holding Account for one business day.

If you have not provided us with maturity instructions, the Segment Maturity Value will be transferred to the Segment Holding Account. Your Segment Maturity Value would then be transferred from that Segment Holding Account into the next Segment on the Segment Start Date. If the next Segment to be created would not meet the Segment Maturity Date Requirement or the Segment Type has been terminated, we will instead transfer your Segment Maturity Value to the EQ/Money Market variable investment option. Alternatively, if you designate a Performance Cap Threshold that is not met on the next Segment Start Date or if the Segment Type has been suspended, your Segment Maturity Value will remain in the Segment Holding Account. If you are impacted by these delays, you may transfer your Segment Maturity Value out of the Segment Holding Account into any other investment options available under your EQUI-VEST
®
contract at any time before the next month’s Segment Start Date.

Segment Maturity Value

On the Segment Maturity Date, we calculate your Segment Maturity Value using your Segment Investment and the Segment Rate of Return. The Segment Rate of Return is equal to the Index Performance Rate (the percentage change in the value of the related Index from the Segment Start Date to the Segment Maturity Date), subject to the Performance Cap Rate and Segment Buffer, as follows:

If the Index Performance Rate:	Your Segment Rate of Return will be:
goes up by more than the Performance Cap Rate	positive, equal to the Performance Cap Rate
goes up by less than the Performance Cap Rate	positive, equal to the Index Performance Rate
stays flat or goes down by a percentage equal to or less than the Segment Buffer	equal to 0%
goes down by a percentage greater than the Segment Buffer	negative, to the extent of the percentage exceeding the Segment Buffer

Your Segment Maturity Value is calculated as follows:

We multiply your Segment Investment by your Segment Rate of Return to get your Segment Return Amount. Your Segment Maturity Value is equal to your Segment Investment plus your Segment Return Amount. Your Segment Return Amount may be negative, in which case your Segment Maturity Value will be less than your Segment Investment. All of these values are based on the value of the relevant Index on the Segment Start Date and the Segment Maturity Date. Any fluctuations in the value of the Index between those dates is ignored in calculating the Segment Maturity Value. See the “Appendix: Segment Maturity Value Calculation Examples” for more information.

Setting the Segment Maturity Date and Segment Start Date

There will be a Segment Maturity Date and Segment Start Date each month. The Segment Maturity Date for Segments maturing in a given month and the Segment Start Date for new Segments starting in that same month will always be scheduled to occur on the first two consecutive business days that are also Segment Business Days occurring after the 13th of a month.

Please see Appendix: “Segment Maturity Date and Segment Start Date examples” later in this prospectus for a demonstration of the effects weekends and scheduled holidays can have on the Segment Maturity Date and the Segment Start Date.

Effect of an emergency close.
It is possible that an exchange could experience an emergency close on a Segment Business Date, thereby affecting the Index’s ability to publish a price and our ability to mature or start a Segment based on the Index. If the New York Stock Exchange (“NYSE”), experiences an emergency close and cannot publish any prices, we will delay the maturity or start of all Segments.

An emergency closure of the NYSE can have a different effect if it occurs on a Segment Maturity Date rather than a Segment Start Date.

•	If an emergency closure of the NYSE occurs on a scheduled Segment Maturity Date, then the Segment Maturity Date for that Segment will be delayed until the next Segment Business Day. The next Segment Business Day would be the Segment Start Date. If the emergency closure only lasted that one day, the Segment Start Date and the Segment Maturity Date for the affected Segment would occur on the same day.

—
For example, assume Monday the 14th is the scheduled Segment Maturity Date in a given month. If the NYSE does not open due to an emergency condition, there would be no reference price that day for the Index. A Segment that was scheduled to mature on the 14th of that month could not mature, because we would not have a price with which to calculate the Segment Maturity Value. This would mean if the NYSE opens on Tuesday the 15th the Segment Maturity Date would be Tuesday the 15th. However, the Segment Start Date for a new Segment created that month would be Tuesday the 15th.

•	If an emergency closure occurs on a scheduled Segment Start Date, then we would not create a Segment that utilizes the Index. Consequently, Segment Maturity Values designated for the Segment Type that utilizes the
Index would not be allocated to a Segment that month and would remain in the Segment Holding Account.

—
For example, assume that the NYSE did not open on the 14th or the 15th. A Segment that utilizes the Index would be matured at the next available price after the 15th and, consequently, could not participate in a Segment established for that month. The resulting Segment Maturity Values would remain in the Segment Holding Account until the following month or until you provided further instruction.

If the conditions that cause an emergency close persist, we will use reasonable efforts to calculate the Segment Maturity Value of an affected Segment. If the Index cannot be priced within eight days, we will contact a calculating agency, normally a bank we have a contractual relationship with, which will determine a price to reflect a reasonable estimate of the Index level.

Suspension, Termination and Changes to the Segment Type and Index

We may decide at any time until the close of business on each Segment Start Date whether to offer the Segment Type described in this Prospectus on a Segment Start Date for a particular Segment. We may suspend the Segment Type for a month or a period of several months, or we may terminate the Segment Type entirely.

If the Segment Type is suspended, your account value will remain in the Segment Holding Account until a Segment of the Segment Type is offered or you transfer out of the Segment Holding Account.

If the Segment Type is terminated, your account value in the Segment Holding Account will be defaulted into the EQ/Money Market variable investment option on the date that would have been the Segment Start Date.

We have the right to substitute an alternative index prior to the Segment Maturity Date if the publication of the Index is discontinued or at our sole discretion we determine that our use of such Index should be discontinued or if the calculation of the Index is substantially changed. In addition, we reserve the right to use any or all reasonable methods to end any outstanding Segments that use the Index. We also have the right to add additional indices at any time. We would provide notice about the use of additional or alternative indices, as soon as practicable, in a supplement to this Prospectus. If an alternative index is used, its performance could impact the Index Performance Rate, Segment Rate of Return, Segment Maturity Value and Segment Interim Value. An alternative index would not change the Segment Buffer or Performance Cap Rate for an existing Segment. If a similar index cannot be found, we will end the affected Segments prematurely by applying the Performance Cap Rate and Segment Buffer that were established on the applicable Segment Start Date to the actual gains or losses on the original Index as of the date of termination. We would attempt to choose a substitute index that has a similar investment objective and risk profile to the replaced index.

For example, if the S&P 500 Price Return Index was not available, we might use the NASDAQ or the Russell 2000
®
Price Return Index.

We reserve the right to offer any or all Segments more or less frequently or to stop offering any of them (except we will always offer a Segment Option with a Segment Buffer that protects the first 10% of loss) or to suspend offering any or all of them temporarily for some or all contracts. If we stop offering or suspend the Segment Type, each existing Segment of the Segment Type will remain invested until its respective Segment Maturity Date.

Your account value in the Structured Investment Option

Your value in each Segment on the Segment Maturity Date is calculated as described under “Segment Rate of Return” earlier in this Prospectus.

In setting the Performance Cap Rate that we use in calculating the Segment Maturity Value, we assume that you are going to hold a Segment until the Segment Maturity Date. However, you have the right to access amounts in the Segments before the Segment Maturity Date under certain circumstances. Therefore, we calculate a Segment Interim Value on each business day, which is also a Segment Business Day, between the Segment Start Date and the Segment Maturity Date. The method we use to calculate the Segment Interim Value is different than the method we use to calculate the value of the Segment on the Segment Maturity Date. Prior to the Segment Maturity Date, we use the Segment Interim Value to calculate (1) your account value; (2) the amount your beneficiary would receive as a death benefit; (3) the amount you would receive if you make a withdrawal or a loan from a Segment; (4) the amount you would receive if you surrender your EQUI-VEST
®
contract; or (5) the amount you would receive if you cancel your EQUI-VEST
®
contract; and return it to us for a refund within your state’s “free look” period (unless your state requires that we refund the full amount of your contribution upon cancellation).

The Segment Interim Value is calculated based on a formula that provides a treatment for an early distribution that is designed to be consistent with how distributions at the end of a Segment are treated. “Contract Adjustment — Segment Interim Value” in the Statement of Additional Information sets forth in detail the specific calculation formula as well as numerous hypothetical examples. The formula is calculated by adding the fair value of three components. These components provide us with a market value estimate of the risk of loss and the possibility of gain at the end of a Segment. As detailed in, the “Contract Adjustment — Segment Interim Value” section in the Statement of Additional Information, these components are used to calculate the Segment Interim Value. The three components are:

(1)
Fair value of fixed instruments is calculated as the present value of the Segment Investment (using a risk-free swap interest rate for the remaining duration of the Segment). We use this component because we are forgoing the opportunity to earn interest on the Segment Investment by having to make an early distribution.

PLUS

(2)
Fair value of derivatives is calculated by using the Black Scholes model, as described in ”Contract Adjustment — Segment Interim Value” in the Statement of Additional Information, to value three hypothetical options (one put and two call options) on the index underlying the Segment. The put option is used to estimate the potential losses at Segment Maturity. The call options are used to estimate the potential gains at Segment Maturity. The value of these options also reflects the limits on positive performance (i.e., the Performance Cap Rate) and some protection against negative performance (i.e., the Segment Buffer).

PLUS

(3)
Cap calculation factor is a positive adjustment of the percentage of the estimated expenses corresponding to the portion of the Segment Duration that has not elapsed. This component reflects the fact that an early withdrawal from a Segment means that we no longer have to incur expected expenses associated with administering the Segment for the full period.

For all contracts with issue dates before June 24, 2024 and certain other contracts subject to state and other necessary approvals (see “Performance Cap Rate limiting factor” in the Statement of Additional information for a table showing which contracts still use a Performance Cap Rate limiting factor), we then compare the sum of the three components above with a limitation based on the Performance Cap Rate referred to as the Performance Cap Rate limiting factor. For these contracts, the Segment Interim Value is never greater than the Segment Investment multiplied by the portion of the Performance Cap Rate corresponding to the portion of the Segment Duration that has elapsed. This limitation is imposed to discourage owners from withdrawing from a Segment before the Segment Maturity Date where there may have been significant increases in the relevant Index early in the Segment Duration.

You could lose a significant amount of money due to the use of Segment Interim Values if amounts are removed from a Segment prior to the Segment Maturity Date. Even if the Index has experienced positive investment performance since the Segment Start Date, because of the factors we take into account in the calculation above, your Segment Interim Value may be lower than your Segment Investment.

ERISA considerations for employers

If you are an employer and your Plan is intended to comply with the requirements of the Employee Retirement Income Security Act of 1974 (“ERISA”) Section 404(c), you or your Plan trustee must make sure that the investment options chosen for your Plan constitute a broad range of investment choices as required by the Department of Labor’s (“DOL”) regulation under ERISA Section 404(c). See “Tax information” in this prospectus.

Allocating your contributions

Once you have made your investment choice, you may allocate your contributions to one or more or all of the investment options you have chosen, subject to any restrictions under the investment method you choose. Allocations to the guaranteed interest option are limited to no more than 25% of any contribution. Currently, we are relaxing this limitation. If we decide to change our limitations on allocations to the guaranteed interest option, we will provide you with notice of at least 45 days.

Allocations must be in whole percentages and you may change your allocation percentages at any time. However, the total of your allocations must equal 100%. Additional contributions are allocated according to instructions on file unless you provide us with new instructions. Also, you may choose special dollar cost averaging (described below) to allocate your contributions under your contract.

Additional contributions are allocated according to instructions on file unless you provide us with new instructions.

Once your contributions are allocated to the investment options, they become a part of your account value. We discuss account value in “Determining your contract’s value” in this prospectus.

The contract is between you and the Company. The contract is not an investment advisory account, and the Company is not providing any investment advice or managing the allocation under your contract. In the absence of a specific written arrangement to the contrary, you, as the owner of the contract, have the sole authority to make investment allocations and other decisions under the contract. Your Equitable Advisors’ financial professional is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your contract. If your financial professional is a registered representative with a broker-dealer other than Equitable Advisors, your should speak with him/her regarding any different arrangements that may apply.

Personal Income Benefit variable investment options

(Available with all EQUI-VEST
®
contracts issued before November 10, 2023, except tax-exempt employer EDC contracts)

Subject to availability in your state, if you are between the ages of 45 and 85, for an additional charge you may activate the Personal Income Benefit feature by allocating amounts to the Personal Income Benefit variable investment options. Your initial allocation to the Personal Income Benefit variable investment options must total at least $1,000. For amounts you decide to allocate in connection with this feature, your investment options will be limited to the Personal Income Benefit variable investment options discussed in “Living Benefits” under “Personal Income Benefit” and Appendix “Investment options available under the contract.” In general, allocating contributions and transfers to the Personal Income Benefit variable investment options is the primary way of increasing your Guaranteed Annual Withdrawal Amount. All amounts allocated to the Personal Income Benefit variable investment options are subject to the terms and conditions of the Personal Income Benefit feature, which include restrictions on your ability to make transfers to the Non-Personal Income Benefit investment options.

You must select one of the investment methods discussed above (the “Maximum investment options choice” and ”Maximum transfer flexibility”) for your Non-Personal Income Benefit account value allocations. If you allocate account value to the Personal Income Benefit variable investment options, you may select either investment method for your Non-Personal Income Benefit account value. The Personal Income Benefit variable investment options are listed in the Appendix “Investment options available under the contract.”

The amounts you allocate to the Personal Income Benefit variable investment options may represent all, or a portion of, your contribution. If you allocate amounts to the Personal Income Benefit variable investment options, you may later decide to change your allocation instructions in order to increase, decrease or stop allocations to these investment options.

Upon advance notice to you, we reserve the right to add or remove Personal Income Benefit variable investment options at our sole discretion.

Once your contributions are allocated to the investment options, they become a part of your account value. Amounts allocated to the Personal Income Benefit variable investment options will become part of your “Personal Income Benefit account value.” Amounts allocated to the other available investment options, or “Non-Personal Income Benefit investment options,” will become part of your “Non-Personal Income Benefit account value.” We discuss account value in “Determining your contract’s value” in this prospectus.

There are restrictions on which investment options you can invest in for the Personal Income Benefit. There are no investment restrictions fopr the death benefits. The Segments and variable investment options may be conservative in nature and you may receive a higher rate of return from other investment options. If you are seeking more aggressive investment options the allowable investments may not be appropriate for you.

Your right to cancel within a certain number of days

If for any reason you are not satisfied with your contract, you may return it to us for a refund. To exercise this cancellation right you must mail the contract directly to our processing office within 10 days after you receive it. In some states, this “free look” period may be longer. Other state variations may apply. Please contact your financial professional and/or see Appendix “State contract availability and/or variations of certain features and benefits” to find out what applies in your state.

For contributions allocated to the variable investment options, your refund will equal your contributions, reflecting any investment gain or loss that also reflects the daily charges we deduct. For contributions allocated to the account for special dollar cost averaging, your refund will equal your contributions plus interest. Some states require that we refund the full amount of your contribution (not including any investment gain or loss, or interest). For contributions allocated to the guaranteed interest option, your refund will equal the amount of the contribution, without interest. When required by applicable law to return the full amount of your contribution, we will return the greater of your contribution or your contract’s cash value.

Please note that if you are invested in Segments of SIO when you free look your contract, the Segment Interim Value will apply. See “Structured Investment Option” in this section for more information.

We may require that you wait six months before you apply for a contract with us again if:

•	you cancel your contract during the free look period; or

•	you change your mind before you receive your contract whether we have received your contribution or not.

See Appendix “State contract availability and/or variations of certain features and benefits” for any state variations.

In addition to the cancellation right described above, you have the right to surrender your contract, rather than cancel it. Surrendering your contract may yield results different than canceling your contract, including a greater potential for taxable income. In some cases, your cash value upon surrender may be greater than your contributions to the contract. Please see “Tax information” in this prospectus for possible consequences of cancelling your contract.

Index-Linked Option Details, Options Currently Offered [Line Items]
Index-Linked Option Details, Credits are Based in Part on Index Performance [Text Block]		The SIO provides you with the opportunity to earn interest that we will credit based, in part, on the performance of external indices from the Segment Start Date to the Segment Maturity Date.
Index-Linked Option Details, Investor Not Invested in Index or Securities [Text Block]		An investment in a Segment of the SIO is not an investment in the Index or in any index fund.
Index-Linked Option Details, Investor Could Lose Money if Index Declines [Text Block]		You could lose a significant amount of money if the external index declines in value.
Index-Linked Option Details, Changes Possible [Text Block]		We may change the Indices and/or Segment Options in the future but we will always offer a Segment Option with a Segment Buffer that protects the first 10% of loss.
Index-Linked Option Details, Limits on Index Losses [Line Items]
Index-Linked Option Details, Limits the Negative Return [Text Block]		The SIO provides some protection against negative returns on the Segment Maturity Date through the use of a Segment Buffer.
Index-Linked Option Details, Limits the Negative Return Manner [Text Block]		The extent of the downside protection provided by the Segment Buffer varies by Segment, ranging from the first 10% to 20% of loss.
Index-Linked Option Details, Example of Limiting the Negative Return [Text Block]		For example, if the Index return is -25% and the Segment Buffer is -10%, we will credit -15% (the amount that exceeds the Segment Buffer) on the Segment Maturity Date, meaning your Segment Investment will decrease by 15%.
Index-Linked Option Details, Current Limit on Index Losses [Percent]		10.00%
Index-Linked Option Details, Limit on Index Losses Will Not Change During Crediting Period [Text Block]		There is a risk of a substantial loss of your principal and previously credited interest because you agree to absorb all losses to the extent they exceed the applicable Segment Buffer on the Segment Maturity Date.
Index-Linked Option Details, Limiting Index Losses is not Guaranteed to be Offered [Text Block]		In the future, we may offer other Segment Options that do not provide any downside protection which would mean there is a risk of loss of the entire amount invested.
Index-Linked Option Details, Limits on Index Losses, Factors Considered [Text Block]		In determining the current Segment Buffer for a Segment Type, we consider, among other factors, the Segment Rate of Return calculation method, the cost of hedging instruments, the range of Performance Cap Rates that may be offered with the Segment Buffer, protection levels offered by our competitors, and the current market environment. Before selecting a Segment for investment,
Index-Linked Option Details, Limits on Index Losses, Investor Considerations [Text Block]		you should consider whether the Segment Buffer is consistent with your risk tolerance and investment goals for the Segment Duration (which may be 1 or 3 years) of the Segment Type.
Index-Linked Option Details, Limits on Index Gains [Line Items]
Index-Linked Option Details, Limits Positive Return [Text Block]		The Performance Cap Rate may limit your participation in any increase in the underlying Index associated with a Segment.
Index-Linked Option Details, Manner of Limiting the Positive Return [Text Block]		The Performance Cap Rate is the maximum Segment Rate of Return that each Segment will be credited with on the Segment Maturity Date.
Index-Linked Option Details, Example of Limiting the Positive Return [Text Block]		For example, if the Index return is 12% and the Performance Cap Rate is 4%, we will credit 4% in interest on the Segment Maturity Date, meaning your account value will increase by 4%.
Index-Linked Option Details, Current Limit on Index Gains [Percent]		4.00%
Index-Linked Option Details, Current Limit on Index Gains Website [Text Block]		Information about current Performance Cap Rates is incorporated in this prospectus by reference from www.equitable.com/equivestsio.
Index-Linked Option Details, Limits on Index Gains, Factors Considered [Text Block]		In determining the current Performance Cap Rate for a Segment Type, we consider, among other factors, [the Segment Rate of Return calculation method, the cost of hedging instruments, the Segment Buffer for the Segment Type, crediting rates offered by our competitors, and the current market environment].
Index-Linked Option Details, Limits on Index Gains, Investor Considerations [Text Block]		Before selecting a Segment for investment, you should consider whether the current Performance Cap Rate is acceptable to you in return for the protection from negative returns or enhancements to positive returns that may be applied at the end of the Segment Duration (which may be 1, 3 or 5 years) for that Segment Type.
Index-Linked Option Details, Indexes [Line Items]
Index-Linked Option Details, Index Investment Types [Text Block]
Segment Type

Information regarding the features of each of the currently available Segment Types, including the Index name and type, the Segment Duration, the current Segment Buffer, and the minimum Performance Cap Rate for the life of the Segment Type, is available in an appendix to the prospectus. See Appendix “Investment options available under the contract.”

We currently offer seven Segment Types. We intend to offer a Segment each month, on the Segment Start Date. We are not obligated to offer any one particular Segment Type. Also, we are not obligated to offer any Segment Type. A Segment Type refers to Segments that have the same Index, Segment Duration, and Segment Buffer. A Segment Type has a corresponding Segment Holding Account. Please refer to the “Definitions of key terms” section earlier in this Prospectus for a discussion of these terms. Not all Segment Durations are available in all states. Please see “Appendix: State contract availability and/or variations of certain features and benefits” for more information.

The following Segment Types are currently available:

Index	Segment Duration	Segment Buffer
S&P 500 Price Return Index	1 year	-10%
S&P 500 Price Return Index	3 year	-20%
S&P 500 Price Return Index	5 year	-20%
Russell 2000 ® Price Return Index	1 year	-10%
Russell 2000 ® Price Return Index	3 year	-20%
Russell 2000 ® Price Return Index	5 year	-20%
MSCI EAFE Price Return Index	1 year	-10%

Index-Linked Option Details, Maturity [Line Items]
Index-Linked Option Details, Maturity Notice [Flag]		true
Index-Linked Option Details, Investor Reallocation [Text Block]		You may tell us how to allocate the Segment Maturity Value among the investment options. You may tell us either to follow your allocation instructions on file for new contributions, to withdraw all or a portion of your Segment Maturity Value, or to transfer your Segment Maturity Value to the next available Segment, provided the participation requirements are met.
Index-Linked Option Details, Default Reallocation [Text Block]		If you have not provided us with maturity instructions, the Segment Maturity Value will be transferred to the Segment Holding Account. Your Segment Maturity Value would then be transferred from that Segment Holding Account into the next Segment on the Segment Start Date.
Item 7. Charges and Adjustments [Line Items]
Contract Adjustment, Maximum Potential Loss [Percent]		100.00%
Contract Adjustment, Applicable Transaction [Text Block]		All other factors being equal, the Segment Interim Value would be lower the earlier a withdrawal or surrender is made during a Segment. Also, for all contracts using a Performance Cap Rate limiting factor, participation in upside performance for early withdrawals is pro-rated based on the period those amounts were invested in a Segment. This means you participate to a lesser extent in upside performance the earlier you take a withdrawal.
Contract Adjustment, Effect on Value and Benefits [Text Block]		We use the Segment Interim Values for your Segments of the SIO if you have an Interim Value Transaction. This amount may be less than the amount invested and may be less than the amount you would receive had you held the investment until maturity.
Contract Adjustment, Purpose [Text Block]		The use of Segment Interim Values transfers risk from us to you to protect us from losses on our investments supporting the Segments if amounts are removed prematurely.
Contract Adjustment, Obtaining Current Value of an Adjustment [Text Block]		You can obtain the Segment Interim Values for the Segments in which you invest by calling (800) 628-6673.
Contract Adjustment, Current Value of an Adjustment Fluctuates [Text Block]		This value can fluctuate daily, and the current value quoted may differ from the actual Segment Interim Values at the time of a transaction.
Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]
2.
Benefits available under the contract

Summary of Benefits

The following tables summarize important information about the benefits available under the contract.

Death Benefits

This death benefits are available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/ Limitations
			Max	Current
Death Benefit	Guarantees beneficiaries will receive a benefit at least equal to your contributions less adjusted withdrawals and the amounts of any outstanding loans and accrued interest.	Standard	No Additional Charge		• Withdrawals could significantly reduce or terminate benefit

Living Benefits

This living benefit is available the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/ Limitations
			Max	Current
Personal Income Benefit (PIB)	Guarantees a minimum annuitization value to provide lifetime retirement income.	Optional	1.00% (1)	1.00% (1)
•
Restricted to owners of certain ages

•
Not available with
tax-exempt
employer EDC contracts

•
Excess withdrawals could significantly reduce or terminate benefit

•
Subject to restrictions on investment options

(1)	Expressed as an annual percentage of the PIB account value.

Other Benefits

These other benefits are available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/ Limitations
			Max	Current
Rebalancing Option I (1) and Option II (2)	Periodically rebalance to your desired asset mix.	Optional	No Charge		• Not generally available with Special Dollar Cost Averaging • Account value in the Personal Income Benefit account cannot be rebalanced
Special Dollar Cost Averaging and Investment Simplifier	Transfer account value to selected investment options on a regular basis to potentially reduce the impact of market volatility.	Optional	No Charge		• Not generally available with Rebalancing
Semester Strategies program	We offer access to account services through SWBC Investment Advisory Services LLC (“SWBC”), an unaffiliated third party. SWBC is an independent registered investment advisory firm that assists retirement plan participants with investment advisory services, including model portfolio services.	Optional	No Charge		• To participate in the Program, you are required to use the Maximum investment options choice method • Not available with Special Dollar Cost Averaging or Rebalancing
Participant Loans	Loans may be available to plan participants	Optional	2%; calculated as a percentage of the outstanding loan amount		• Not all employer plans will offer loans • Loans are subject to restrictions under federal tax laws and ERISA

(1)	Option I allows you to rebalance your account value among the variable investment options.
(2)	Option II allows you to rebalance your account value among the variable investment options and the guaranteed interest option.

Death Benefits

About Death Benefits

Your contract provides a death benefit. The death benefit is equal to the greater of (i) your account value, less any outstanding loan balance plus accrued interest as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect payment and (ii) the “minimum death benefit.” Amounts withdrawn from any Segment before the Segment Maturity Date to pay the death benefit will reflect the Segment Interim Value calculation. For more information, see “Adjustments with respect to early distributions from Segments” in “Charges, Expenses, and Adjustments” in this prospectus. The minimum death benefit is equal to your total contributions, adjusted for withdrawals and any withdrawal charges and any taxes that apply, less any outstanding loan balance plus accrued interest. There is no additional charge for this benefit.

If your surviving spouse rolls the death benefit proceeds over into a contract issued by us, the death proceeds will remain invested in this contract until your spouse’s contract is issued and the amount of the death benefit will be calculated as of the date we receive all requirements necessary to issue your spouse’s new contract. The amount of the death benefit will be calculated to equal the greater of (i) your account value, less any outstanding loan balance plus accrued interest, as of the date that your spouse’s contract is issued, and (ii) the “minimum death benefit” as of the date of your death. This means that the death benefit proceeds could vary up or down, based on investment performance, until your spouse’s new contract is issued.

The death benefit is the same whether or not you have allocated funds to the Personal Income Benefit variable investment options. If you activated the Personal Income Benefit feature, your total account value is your Personal Income Benefit account value plus your Non-Personal Income Benefit account value.

Effect of your death on the Structured Investment Option

Once we have received notice of your death and until the death benefit is processed, we will not make any transfers from the Segment Holding Account to a Segment. Amounts in the Segment Holding Account will be defaulted into the EQ/Money Market variable investment option on the next scheduled Segment Maturity Date. If Segments mature, the Segment Maturity Value will be transferred to the EQ/Money Market variable investment option.

How withdrawals affect the minimum death benefit

Each withdrawal you make will reduce the amount of your current minimum death benefit on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of your current account value that is being withdrawn (including the amount of any withdrawal charge deducted from the contract) and we reduce your current minimum death benefit by that same percentage. For example, if your account value is $30,000, and you withdraw $12,000 you have withdrawn 40% of your account value. If your minimum death benefit was $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 x .40) and your new minimum death benefit after the withdrawal would be $24,000 ($40,000 – $16,000). As this example shows,
the pro rata reduction of the death benefit can be greater than the dollar amount of the withdrawal.

Payment of Death Benefit

Your beneficiary and payment of benefit

Beneficiary designations are subject to the terms of your plan. You designate your beneficiary when you apply for your contract. You may change your beneficiary at any time while you are alive and while the contract is in force. The change will be effective as of the date the written request is executed, whether or not you are living on the date the change is received at our processing office. We are not responsible for any beneficiary change request that we do not receive. We will send you a written confirmation when we receive your request. Generally, the owner must be the beneficiary under tax exempt employer EDC plan contracts. Such owner may substitute the beneficiary under the Plan after your death.

Effect of the annuitant’s death

If you die before the annuity payments begin, we will pay the death benefit to your beneficiary.

How death benefit payment is made

The Setting Every Community Up for Retirement Enhancement Act (“SECURE Act”) enacted at the end of 2019 has changed key aspects of post-death distributions from tax qualified and tax favored contracts such as TSAs and 457(b) plans. We may be required in certain cases to pay benefits faster under existing contracts.

We will pay the death benefit to the beneficiary in the form of the annuity payout option you have chosen, if the option is permitted under federal tax rules in effect after your death.

If you have not chosen an annuity payout option as of the time of the annuitant’s death, the beneficiary will receive the death benefit in a single sum. However, subject to any exceptions in the contract, our rules and applicable federal income tax rules, the beneficiary may elect to apply the death benefit to one or more annuity payout options we offer at the time. See “Your annuity payout options” under “Accessing your money” in this prospectus. In some cases a beneficiary may be able to do a non-spousal direct rollover to a new inherited IRA in the case of a death benefit from a 403(b) plan or governmental employer 457(b) plan.

If the beneficiary is a natural person (i.e., not an entity such as a corporation or a trust) and so elects, death benefit proceeds can be paid through the “Equitable Access Account,” which is a draft account that works in certain respects like an interest-bearing checking account. In that case, we will send the beneficiary a draftbook, and the beneficiary will have immediate access to the proceeds by writing a draft for all or part of the amount of the death benefit proceeds. The Company will retain the funds until a draft is presented for payment. Interest on the Equitable Access Account is earned from the date we establish the account until the account is closed by your beneficiary or by us if the account balance falls below the minimum balance requirement, which is currently $1,000. The Equitable Access Account is part of the Company’s general account and is subject to the claims of our creditors. We will receive any investment earnings during the period such amounts remain in the general account. The Equitable Access Account is not a bank account or a checking account and it is not insured by the FDIC. Funds held by insurance companies in the general account are guaranteed by the respective state guaranty association.

Beneficiary continuation option
(The Beneficiary continuation option is available under both TSA and governmental employer EDC contracts; it is not available under tax-exempt
employer EDC contracts. Depending on the beneficiary, this option may be restricted or may no longer be available for deaths after December 31, 2019, due to the changes made by the SECURE Act.)

Upon your death, your beneficiary may generally elect to keep the contract with your name on it and receive distributions under the contract instead of receiving the death benefit in a single sum. If the election is made, then as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the Beneficiary continuation option feature, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value. The increase in account value will be allocated to the investment options according to the allocation percentages we have on file for your contract.

If eligible, your beneficiary can elect to receive payments over your beneficiary’s life expectancy (determined in the calendar year after your death and determined on a term certain basis). This feature must be elected by September 30th of the year following the calendar year of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option. These payments must begin no later than December 31st of the calendar year after the year of your death. For sole spousal beneficiaries, payments may begin by December 31st of the calendar year in which you would have reached the applicable RMD age (as described under “Tax Information” later in this prospectus), if such time is later. For deaths after December 31, 2019, only specified individuals who are “eligible designated beneficiaries” or “EDBs” may generally stretch post-death payments over the beneficiary’s life expectancy. See “required minimum distributions after your death” in this prospectus under “Tax Information.” Individual beneficiaries who do not have EDB status (including beneficiaries named by the original beneficiary to receive any remaining interest after the death of the original beneficiary) must take out any remaining interest in the TSA or plan within 10 years of the applicable death in accordance with federal tax rules. In the case of deceased participants under government employer sponsored plans, these new rules apply to deaths after December 31, 2021.
Under the Beneficiary continuation option:

•	The contract continues with your name on it for the benefit of your beneficiary.

•	This feature is only available if the beneficiary is an individual. Certain trusts with only individual beneficiaries will be treated as individuals for this purpose.

•	If there is more than one beneficiary, each beneficiary’s share will be separately accounted for. It will be distributed over the beneficiary’s own life expectancy, if payments over life expectancy are chosen by an eligible beneficiary.

•	The minimum amount that is required in order to elect the Beneficiary continuation option is $5,000 for each beneficiary.

•	The beneficiary may make transfers among the investment options, but no additional contributions will be permitted.

•	Loans will no longer be available.

•	Any death benefit provision (including the minimum death benefit provision) will no longer be in effect.

•	The beneficiary may choose at any time to withdraw all or a portion of the account value and no withdrawal charges will apply.

•	Any partial withdrawal must be at least $300.

•	Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract.

•	Depending on the type of contract you own, upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking required minimum distributions based on the remaining life expectancy of the deceased beneficiary or to receive any remaining interest in the contract in a lump sum. The subsequent beneficiary must withdraw any remaining amount within ten years of your death or your beneficiary’s death as applicable. See “Tax information” in this prospectus.

The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

How the Structured Investment Option affects the Beneficiary continuation option

Under the Beneficiary continuation option, if you have any account value in a Segment or Segment Holding Account:

•
The transfer restrictions on amounts in Segments prior to election of the beneficiary continuation option remain in place. Any amounts in Segments may not be transferred out of the Segments until their Segment Maturity Dates. The Segment Maturity Value may be reinvested in other investment options. However, if the beneficiary is subject to the “10-year rule,” amounts may not be invested in Segments with Segment Maturity Dates later than December 31st of the calendar year which contains the tenth anniversary of your death.

•	If there is more than one beneficiary, then as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature for the first beneficiary, all Segments will continue for each beneficiary.

•	An eligible designated beneficiary who chooses to receive annual payments over his life expectancy should consult his tax adviser about selecting Segments that provide sufficient liquidity to satisfy the payout requirements under this option. For more information, please see “Required minimum distributions” under “Tax Information” in this prospectus.

Personal Income Benefit
on a Single life basis
.
If you elected to take Guaranteed Annual Withdrawal Amount payments on a Single life basis, your beneficiary may elect any death benefit option described earlier in this prospectus for which your beneficiary is eligible. Your beneficiary is not eligible to receive Guaranteed Annual Withdrawal Amount payments. If the beneficiary elects the Beneficiary continuation option, the Personal Income Benefit variable investment options will not be available for transfers.

Personal Income Benefit
on a Joint life basis
.
If you elected to take Guaranteed Annual Withdrawal Amount payments on a Joint life basis, your beneficiary may either:

•	elect any death benefit option described earlier in this prospectus for which the beneficiary is eligible; or

•	elect to continue the contract under the Personal Income Benefit Beneficiary continuation option, if your beneficiary is the same spouse you were married to when you elected to take Guaranteed Annual Withdrawal Amount payments on a Joint life basis and you were still married at the time of your death.

If your beneficiary elects any death benefit option other than the Personal Income Benefit Beneficiary continuation option, the Guaranteed Annual Withdrawal Amount payments will terminate.

Your spousal beneficiary may (1) choose the “10-year rule” (the Guaranteed Annual Withdrawal Amount payments will terminate when all amounts under the contract have been distributed) or (2) continue the contract and take withdrawals under the Personal Income Benefit Beneficiary continuation option. If you die before the applicable RMD age (as described under “Tax Information” later in this prospectus), your spousal beneficiary may defer Personal Income Benefit Beneficiary continuation option payments until you would have reached the applicable RMD age. However, any Guaranteed Annual Withdrawal Amount payments skipped cannot be recovered.

Under the Personal Income Benefit Beneficiary continuation option:

•	The contract continues with your name on it for the benefit of your beneficiary.
•	The account value will be increased to equal the death benefit if the death benefit is higher than the total account value. If the account value is increased, the money will be allocated pro rata among the investment options including the Personal Income Benefit variable investment options. If applicable, the Ratchet Base will ratchet to the Personal Income Benefit account value on the next contract date anniversary.

•	The charge for the Personal Income Benefit will continue to apply. Withdrawal charges will no longer apply.

•	Payments will be equal to the greater of the Guaranteed Annual Withdrawal Amount and the Beneficiary continuation option payment. For information about what happens when the Personal Income Benefit account value falls to zero, see “Effect of your Personal Income Benefit account value falling to zero” under “Personal Income Benefit” in “Benefits available under the contract” in this prospectus.

•	If you were enrolled in either the Maximum payment plan or the Customized payment plan (both described in this prospectus in ‘‘Accessing your money’’ under ‘‘Withdrawing your account value’’), enrollment in a plan will continue unless your beneficiary submits a request to change the plan or to take ad hoc withdrawals.

•	If your spousal beneficiary receives payments under the Maximum payment plan, we will make an extra payment (if necessary) in December that will equal the RMD amount less payments made through November 30th and any scheduled December payment. If the extra payment is made the funds will be taken from the Non-Personal Income Benefit account value first. If there are insufficient funds in the Non-Personal Income Benefit account value then the funds will be taken from the Personal Income Benefit account value.

•	If your beneficiary receives payments under the Customized payment plan, we will make an extra payment (if necessary) in December that will equal the RMD amount less payments made through November 30th and any scheduled December payment. If the extra payment is made, it will be taken from the Non-Personal Income Benefit account value first. If there are insufficient values in the Non-Personal Income Benefit account value, any necessary amounts will be taken from the Personal Income Benefit account value. The scheduled payments will continue in the same amount and the combined Customized payment plan payments and the RMD payment will not be treated as a Personal Income Benefit Excess withdrawal.

•
If your beneficiary takes any partial withdrawals from the Personal Income Benefit account value in addition to the RMD and Customized payment plan payments, the Customized payment plan terminates for that contract year. The partial withdrawals may be treated as Personal Income Benefit Excess withdrawals if they exceed the Guaranteed Annual Withdrawal Amount. Your beneficiary may immediately sign up for a new program;

however, the new payments will not begin until after the next contract anniversary. We will require your beneficiary to use our form for this purpose.

•	If prior to your death, you did not elect an automatic payment plan and your beneficiary takes unscheduled Guaranteed Annual Withdrawal Amounts from the Personal Income Benefit account value, we will make a payment (if necessary) in December that will equal the RMD amount less any withdrawals made through the payment date. The December automatic payment will not be treated as a Personal Income Benefit Excess withdrawal. However, any future withdrawals from the Personal Income Benefit account value in the same contract year may be treated as Personal Income Benefit Excess withdrawals. If your beneficiary satisfies the RMD amount through unscheduled withdrawals from the Personal Income Benefit account value prior to the December payment, any withdrawal from the Personal Income Benefit account value that exceeds the Guaranteed Annual Withdrawal Amount will be considered a Personal Income Benefit Excess withdrawal.

•	Upon the death of your spousal beneficiary, the Personal Income Benefit and Beneficiary continuation option payment comparison stops. The beneficiary designated by your spousal beneficiary to receive any interest in the contract after the spousal beneficiary dies can elect to continue to receive the standard Beneficiary continuation option payments or receive any remaining account value in a lump sum.

Living Benefits

Personal Income Benefit

(Available for contracts issued before November 10, 2023, except tax-exempt employer EDC contracts)

This section describes the Personal Income Benefit. The current charge for this benefit is 1.00%. The Personal Income Benefit may not be available in all contracts or in all states. See Appendix “State contract availability and/or variations of certain features and benefits” in this prospectus for more information on state availability and/or variations of certain features or benefits. For an additional charge, the Personal Income Benefit guarantees that you can take withdrawals from your Personal Income Benefit account value up to a maximum amount per contract year (your “Guaranteed Annual Withdrawal Amount”) during your lifetime (or your spouse’s lifetime if Joint life payments are elected) even if your Personal Income Benefit account value falls to zero unless it is caused by a withdrawal that exceeds your Guaranteed Annual Withdrawal Amount. This benefit provides a minimum guarantee that may never come into effect. In order to activate the Personal Income Benefit, you must meet the following two requirements:

(1)	You must be between the ages of 45 and 85.

-AND-
(2)	You must allocate a minimum of $1,000 to your Personal Income Benefit account value, either through a new contribution or a one-time transfer from your Non-Personal Income Benefit account value.

As discussed in more detail below, the maximum Guaranteed Annual Withdrawal Amount is calculated based on contributions and transfers to your Personal Income Benefit account value, each multiplied by an applicable rate, plus any additional amount that may result from a Ratchet increase, described in more detail below.

The charge for the Personal Income Benefit will be deducted from your Personal Income Benefit account value on each contract date anniversary. For a description of how the charge is deducted, see “Personal Income Benefit charge” later in “Charges, expenses, and adjustments.”

For amounts allocated in connection with the Personal Income Benefit, your investment options will be limited to the Personal Income Benefit variable investment options. Amounts allocated to the Personal Income Benefit variable investment options make up your Personal Income Benefit account value. See “Personal Income Benefit variable investment options” in the Appendix “Investment options available under the contract”.

Please note that you are not required to activate the Personal Income Benefit and should consider the cost and benefits before doing so. You should not activate this benefit if you plan to take withdrawals from your Personal Income Benefit account value in excess of your Guaranteed Annual Withdrawal Amount because those withdrawals may significantly reduce or eliminate the value of the benefit (see “Effect of Personal Income Benefit Early and Excess withdrawals” below in this section).

Prior to allocating amounts to the Personal Income Benefit variable investment options, you should check with your employer on the rules and limitations that may apply for taking withdrawals from your Personal Income Benefit account value.

Determining your Guaranteed Annual Withdrawal Amount

Your Guaranteed Annual Withdrawal Amount is calculated based on the following:

•	contributions to the Personal Income Benefit variable investment options, multiplied by the then current Guaranteed Withdrawal Rate; plus

•	transfers to the Personal Income Benefit variable investment options, multiplied by the then current Guaranteed Transfer Withdrawal Rate; plus

•	any Ratchet increase of your Ratchet Base on your contract date anniversary, multiplied by a weighted average of the Guaranteed Withdrawal Rates and Guaranteed Transfer Withdrawal Rates previously applied to your contract.

These amounts will continue to be added together to arrive at your total Guaranteed Annual Withdrawal Amount. Your

Guaranteed Annual Withdrawal Amount, as of the end of the quarter, will be shown on your Statement of Account. Once you begin to take Guaranteed Annual Withdrawal Amount payments:

•	contributions and transfers to the Personal Income Benefit variable investment options are not permitted;

•	your Guaranteed Annual Withdrawal Amount will never decrease as long as there are no Personal Income Benefit Excess withdrawals; and

•	your Guaranteed Annual Withdrawal Amount may increase as the result of a Ratchet increase of your Ratchet Base.

The Guaranteed Withdrawal Rate and Guaranteed Transfer Withdrawal Rate

With the Personal Income Benefit, there are two rates applicable at all times. We apply the Guaranteed Withdrawal Rate (“GWR”) to amounts you contribute to the Personal Income Benefit variable investment options, including salary deferral contributions and employer contributions. We apply the Guaranteed Transfer Withdrawal Rate (“GTWR”) to amounts you transfer to the Personal Income Benefit variable investment options from the other investment options in your EQUI-VEST
®
contract, lump sum transfers from other providers and rollovers.

The GWR is tied to the Ten-Year Treasuries Formula Rate described below. The GWR is set at the beginning of each calendar quarter, however, we reserve the right to set the GWR at the beginning of each calendar month.

The GWR is calculated using the Ten-Year Treasuries in effect for that quarter, plus a percentage that ranges from 0.25% to 1.00% based on your age at the beginning of the calendar quarter. The percentage is 1.00% if you are between ages 45 and 50, and declines by 0.05% each year until it reaches 0.25% at age 65.

If, at the beginning of a calendar quarter, the GWR calculation results in a rate lower than 2.5%, we will set the rate to a minimum of 2.5%. On the other hand, if the GWR calculation results in a rate greater than 7%, we are under no obligation to set that higher rate. In our sole discretion, we may declare a GWR that is greater, but not less than the rate generated by the GWR calculation.

•
Ten-Year Treasuries Formula Rate.
For each calendar quarter, this rate is the average of the rates for the ten-year U.S. Treasury notes on each day for which such rates are reported during the 20 calendar days ending on the 15th of the last month of the preceding calendar quarter. U.S. Treasury rates will be determined from the Federal Reserve Constant Maturity Series or such comparable rates as may be published by the Federal Reserve Board or generally available reporting services if the Federal Reserve Board Constant Maturity Series is discontinued.
The GTWR is set at the beginning of each month and will never be less than 2.5%.
In our sole discretion, we may declare a GTWR that is greater than 2.5%.

Please note that while the GWR and GTWR are subject to the same stated minimum of 2.5%, we reserve the right to declare a GTWR that is higher or lower than the GWR. During certain periods, the declared rates for the GWR and GTWR may be the same.

The following examples are designed to show the basics as to how your Guaranteed Annual Withdrawal Amount is calculated. The Personal Income Benefit account value used in these examples is after the deduction of all applicable fees and charges.

EXAMPLE 1: Activating the Personal Income Benefit feature

Assume you are eligible to activate the Personal Income Benefit feature and have $50,000 in your EQUI-VEST
®
contract. You then make a one-time transfer of $1,000 from your Non-Personal Income Benefit account value to the Personal Income Benefit variable investment options. The GTWR at the time is 3%. Your amounts under the Personal Income Benefit are calculated as follows:

•	Your Personal Income Benefit account value is $1,000.

•	Your Ratchet Base is $1,000.

•	Your Guaranteed Annual Withdrawal Amount (“GAWA”) is $30. ($1,000 x 3%).

EXAMPLE 2: Building your Guaranteed Annual Withdrawal Amount with Contributions

Assume you activated the feature as described in EXAMPLE 1 on December 1st and decide to make on-going contributions that amount to $200 to the Personal Income Benefit variable investment options on the 15th of each month for a six-month period starting in January of the following year. Also, for the purposes of this example, assume a 0% hypothetical rate of return for the Personal Income Benefit account value. The table below shows the application of the GWR to six monthly contributions and the resulting values.

Date	Transfer	GTWR	New GAWA	Total GAWA	Ratchet Base (*)	Personal Income Benefit account value
Dec. 1	$1,000	3%	$30	$30	$1,000	$1,000

Date	Contribution	GWR	New GAWA	Total GAWA	Ratchet Base (*)	Personal Income Benefit account value
Jan. 15	$200	3%	$6	$36	$1,200	$1,200
Feb. 15	$200	3%	$6	$42	$1,400	$1,400
Mar. 15	$200	3%	$6	$48	$1,600	$1,600
Apr. 15	$200	4%	$8	$56	$1,800	$1,800
May 15	$200	4%	$8	$64	$2,000	$2,000
Jun. 15	$200	4%	$8	$72	$2,200	$2,200
(*)	The Ratchet Base is described in more detail below.

EXAMPLE 3: Building Your Guaranteed Annual Withdrawal Amount with Contributions and Transfers

Assume you activated the benefit as described in EXAMPLE 1 on December 1st and continue to make on-going contributions of $200 to the Personal Income Benefit variable investment options as described in EXAMPLE 2. For the purposes of this example, now assume that you make monthly transfers of $100 from your Non-Personal Income Benefit investment options to the Personal Income Benefit variable investment options on the 1st of each month beginning on January 1st. Also, for the purposes of this example, assume a 0% hypothetical rate of return for the Personal Income Benefit account value. The table below shows the application of both the GWR and the GTWR at the same time, building your Guaranteed Annual Withdrawal Amount and Personal Income Benefit account value through both contributions and transfers.

Date	Transfer	GTWR	New GAWA	Total GAWA	Ratchet Base (*)	Personal Income Benefit account value
Dec. 1	$1,000	3%	$30	$30	$1,000	$1,000

Date	Contribution or Transfer	GWR or GTWR (**)	New GAWA	Total GAWA	Ratchet Base (*)	Personal Income Benefit account value
Jan. 1	$100	3%	$3	$33	$1,100	$1,100
Jan. 15	$200	3%	$6	$39	$1,300	$1,300
Feb. 1	$100	3%	$3	$42	$1,400	$1,400
Feb. 15	$200	3%	$6	$48	$1,600	$1,600
Mar. 1	$100	3%	$3	$51	$1,700	$1,700
Mar. 15	$200	3%	$6	$57	$1,900	$1,900
Apr. 1	$100	3.50%	$3.50	$60.50	$2,000	$2,000
Apr. 15	$200	4%	$8	$68.50	$2,200	$2,200
May 1	$100	3.50%	$3.50	$72	$2,300	$2,300
May 15	$200	4%	$8	$80	$2,500	$2,500
Jun. 1	$100	3.50%	$3.50	$83.50	$2,600	$2,600
Jun. 15	$200	4%	$8	$91.50	$2,800	$2,800
(*)	The Ratchet Base is described in more detail below.
(**)	The GTWR is declared monthly and the GWR is declared quarterly. However, we reserve the right to declare the GWR monthly.

Ratchet Base and the Annual Ratchet

The Personal Income Benefit feature includes a Ratchet component that may increase your Guaranteed Annual Withdrawal Amount based on the performance of your Personal Income Benefit variable investment options. Your Ratchet Base initially equals contributions and transfers to the Personal Income Benefit variable investment options and is recalculated on each contract date anniversary to equal the greater of your Personal Income Benefit account value and the most recent Ratchet Base. If your Personal Income Benefit account value is greater, we will “ratchet,” or increase, your Ratchet Base to equal your Personal Income Benefit account value. You are eligible for annual ratchets on each contract date anniversary both before and after you begin receiving your Guaranteed Annual Withdrawal Amount payments. If the Ratchet Base is increased, the difference between the prior Ratchet Base and the increased Ratchet Base will be multiplied by a weighted average of the previous Guaranteed Withdrawal Rates and Guaranteed Transfer Withdrawal Rates to determine the additional amount that will be added to your Guaranteed Annual Withdrawal Amount (the “Ratchet increase”). This weighted average is determined by dividing the Guaranteed Annual Withdrawal Amount by the Ratchet Base.

If an annual ratchet is not applicable on your contract date anniversary, the Ratchet Base will not be eligible for a ratchet until the next contract date anniversary. The Ratchet Base is decreased on a pro rata basis due to Early and Excess Withdrawals. The Ratchet Base is not reduced by Guaranteed Annual Withdrawal Amount payments once you begin receiving such payments. Please note that it is less likely you will receive a Ratchet increase after you begin receiving your Guaranteed Annual Withdrawal Amount payments. See “Accessing your money” in this prospectus.

The following examples are designed to show how the Ratchet Base works. In these examples, assume the Personal Income Benefit was activated on your contract date anniversary – December 1st. Next, assume that you make monthly contributions to the Personal Income Benefit variable investment options for 11 consecutive months with no transfers to the Personal Income Benefit variable investment options from your Non-Personal Income Benefit investment options. In order to demonstrate the operation of the annual ratchet of the Ratchet Base, and the Ratchet increase, further assume that your Personal Income Benefit account value at the end of the contract year is $3,000.

Date	Transfer	GTWR(*)	New GAWA	Total GAWA	Ratchet Base	Personal Income Benefit account value
Dec. 1	$1,000	3%	$30	$30	$1,000	$1,000

Date	Contribution	GWR(*)	New GAWA	Total GAWA	Ratchet Base	Personal Income Benefit account value (**)
Jan. 1	$100	3%	$3	$33	$1,100	$1,100
Feb. 1	$200	3%	$6	$39	$1,300	$1,280
Mar. 1	$100	3%	$3	$42	$1,400	$1,100
Apr. 15	$200	3.5%	$7	$49	$1,600	$1,600
May 1	$100	3.5%	$3.50	$52.50	$1,700	$1,760
Jun. 15	$200	3.5%	$7	$59.50	$1,900	$1,650
Jul. 1	$100	3.5%	$3.50	$63	$2,000	$2,100
Aug. 15	$200	3.5%	$7	$70	$2,200	$2,380
Sep. 1	$100	3.5%	$3.50	$73.50	$2,300	$2,580
Oct. 15	$200	3%	$6	$79.50	$2,500	$2,860
Nov. 1	$100	3%	$3	$82.50	$2,600	$2,960
(*)	The GTWR is declared monthly and the GWR is declared quarterly. However, we reserve the right to declare the GWR monthly.

(**)
The changes to the Personal Income Benefit account value represent hypothetical investment gains and losses due to the performance of the Personal Income Benefit variable investment options. This example shows a Personal Income Benefit account value that is greater than the Ratchet Base at the end of the contract year. Please note that if the Personal Income Benefit account value was lower than the Ratchet Base at the end of the contract year, there would be no annual ratchet and no increase to the Guaranteed Annual Withdrawal Amount.

In this example, on Dec. 1 (the contract date anniversary), the most recent Ratchet Base ($2,600) is compared to the Personal Income Benefit account value ($3,000) on the contract date anniversary. Because the Personal Income Benefit account value is greater, the Ratchet Base is increased to $3,000. The Total Guaranteed Annual Withdrawal Amount is also increased due to the $400 increase in the Ratchet Base. The increase to the Guaranteed Annual Withdrawal Amount is calculated by multiplying the increase to the Ratchet Base ($400) by the weighted average of the prior GWRs and GTWRs applied to contributions and transfers, any prior Ratchet increases and any Personal Income Benefit Early or Excess withdrawals. The weighted average is determined by dividing the Guaranteed Annual Withdrawal Amount by the Ratchet Base. Here, the increase to the Guaranteed Annual Withdrawal Amount is calculated as follows:

$82.50 ÷ $2600 = 3.17%

3.17% x $400 = $12.69

$82.50 + $12.69 = $95.19

Electing to take your Guaranteed Annual Withdrawal Amount

You may elect to take your Guaranteed Annual Withdrawal Amount payments through one of our automatic payment plans or you may take unscheduled withdrawals. All withdrawals reduce your Personal Income Benefit account value on a dollar-for-dollar basis, but do not reduce your Ratchet Base. Withdrawals will reduce your minimum death benefit on a pro rata basis. See “Withdrawing your account value” under “Accessing your money” in this prospectus for more information.

In order to start receiving Guaranteed Annual Withdrawal Amount payments, you must be at least 59
1
⁄
2
and, in most cases, separated from employment with the employer that sponsored the Plan. Certain employers’ Plans may allow you to elect Guaranteed Annual Withdrawal Amount payments while still employed by the employer sponsoring the Plan. You must also notify your Plan in a form acceptable to the Plan and the Comapny. The Guaranteed Annual Withdrawal Amount election date will be the business day we receive all information required to process your election at our processing office. After we receive your election, you will no longer be able to make contributions or transfers to the Personal Income Benefit variable investment options.

Your Guaranteed Annual Withdrawal Amount is calculated on a single life basis. However, when you elect to start receiving Guaranteed Annual Withdrawal Amount payments, you may elect payments on a joint life basis. Under a joint life basis, Guaranteed Annual Withdrawal Amount payments are guaranteed for the life of both you and your spouse. You may drop the joint life, but you will not be able to name a new joint life and payments will continue to be made in the same amount. The Guaranteed Annual Withdrawal Amount payments on a joint life basis will be less than those available under the single life basis. If you elect a joint life basis, your contract will continue to be eligible for a Ratchet increase after your death.

Guaranteed Annual Withdrawal Amount payments are designed to begin at age 65. You may decide to elect to take your Guaranteed Annual Withdrawal Amount payments after age 59
1
⁄
2
and before age 65, but this will result in a decrease of all future Guaranteed Annual Withdrawal Amount payments, as indicated below.

Payments Begin at Age	Reduction to GAWA
59 ½	25%
60	25%
61	20%
62	15%
63	10%
64	5%

For example, if your Guaranteed Annual Withdrawal Amount based on receiving payments at age 65 is $5,000 and you elect to begin payments at age 63, your adjusted Guaranteed Annual Withdrawal Amount will be $4,500. ($5,000 reduced by 10%, or $500).

You may also elect to defer beginning your Guaranteed Annual Withdrawal Amount payments until after age 65, which will result in an increase of your Guaranteed Annual Withdrawal Amount, as indicated below.

Payments Begin at Age	Increase to GAWA
66	102%
67	104%
68	106%
69	108%
70 and older	110%

Using the same example as above, if your Guaranteed Annual Withdrawal Amount based on receiving payments at age 65 is $5,000 and you elect to begin payments at age 68, your adjusted Guaranteed Annual Withdrawal Amount will be $5,300 ($5,000 increased by 6%, or $300).

Your Guaranteed Annual Withdrawal Amounts are not cumulative from year to year. If you withdraw less than the Guaranteed Annual Withdrawal Amount in any contract year, you may not add the remainder to your Guaranteed Annual Withdrawal Amount in any subsequent year.

The withdrawal charge, if applicable under your EQUI-VEST
®
contract, is waived for withdrawals up to the Guaranteed Annual Withdrawal Amount. However, all withdrawals, including withdrawals from your Non-Personal Income Benefit account value, are counted toward your 10% free withdrawal amount. See “Withdrawal charge” in “Charges, expenses, and adjustments” in this prospectus.

You may take your lifetime required minimum distributions without losing the value of the Personal Income Benefit, provided you comply with the conditions described under “Lifetime required minimum distribution withdrawals” in “Accessing your money” in this prospectus, including utilizing our RMD automatic withdrawal option. If you do not expect to comply with these conditions, this benefit may have limited usefulness for you and you should consider whether it is appropriate. Please consult your tax adviser.

If you experience a financial hardship or unforeseeable emergency that causes you to take a withdrawal from your Personal Income Benefit account value, this withdrawal does not start your Guaranteed Annual Withdrawal Amount payments, but will result in a reduction of your Guaranteed Annual Withdrawal Amount. For more information about how a hardship or unforeseeable emergency withdrawal will impact the Guaranteed Annual Withdrawal Amount, see “Hardship and unforeseeable emergency withdrawals” in “Accessing your money” in this prospectus.

Transferring your Personal Income Benefit account value

Amounts allocated to the Personal Income Benefit variable investment options can always be transferred to other Personal Income Benefit variable investment options, but cannot be transferred to the Non-Personal Income Benefit investment options. However, once you have had amounts allocated to the Personal Income Benefit variable investment options for at least one year from the date of the initial allocation, we will permit a one-time exception to this requirement. You may wish to transfer amounts out of the Personal Income Benefit variable investment options if you no longer want to pay the Personal Income Benefit charge, or if you determine that Guaranteed Annual Withdrawal Amount payments are not part of your overall retirement strategy, or if you want to allocate those amounts to Non-Personal Income Benefit variable investment options. Please note that if you utilize this exception, you will forfeit your Guaranteed Annual Withdrawal Amount and we will not refund the Personal Income Benefit charges you paid.

If you utilize this exception, you must transfer all amounts out of the Personal Income Benefit variable investment options into Non-Personal Income Benefit investment options. This will terminate the Personal Income Benefit feature and you will not be able to make transfers back into the Personal Income Benefit variable investment options. We will deduct a pro rata portion of the charge for the Personal Income Benefit feature from the Personal Income Benefit account value. You will have to make this request in a form acceptable to us, and provide allocation instructions for the amounts to be transferred. If your allocation instructions on file included allocations to the Personal Income Benefit variable investment options, you will also need to provide new allocation instructions.

For example, assume the following:

•	your Non-Personal Income Benefit account value is $5,000;
•	your Personal Income Benefit account value is $2,960; and

•	your Guaranteed Annual Withdrawal Amount is $95.19.

If you decide to discontinue the Personal Income Benefit feature by transferring amounts out of the Personal Income Benefit account value, your Non-Personal Income Benefit account value will be $7,960 (minus a pro rata portion of the Personal Income Benefit charge applied to your Personal Income Benefit account value), your Personal Income Benefit account value will be $0 and your Guaranteed Annual Withdrawal Amount will be $0.

Effect of Personal Income Benefit Early and Excess withdrawals

A Personal Income Benefit Early withdrawal is caused when you take a withdrawal from your Personal Income Benefit account value before you have elected to begin receiving your Guaranteed Annual Withdrawal Amount payments.

If you take a Personal Income Benefit Early withdrawal, you are still permitted to make contributions and transfers to, or take loans from, the Personal Income Benefit variable investment options.

A Personal Income Benefit Excess withdrawal is caused when you withdraw more than your Guaranteed Annual Withdrawal Amount in any contract year from your Personal Income Benefit account value. Once a withdrawal (including a hardship or an unforeseeable emergency withdrawal) causes cumulative withdrawals from your Personal Income Benefit account value in a contract year to exceed your Guaranteed Annual Withdrawal Amount, only the dollar amount of the withdrawal that causes the cumulative withdrawals to exceed the Guaranteed Annual Withdrawal Amount is considered a Personal Income Benefit Excess withdrawal. In addition, each subsequent withdrawal in that contract year is considered a Personal Income Benefit Excess withdrawal. Withdrawals from your Non-Personal Income Benefit account value are not considered when calculating Personal Income Benefit Excess withdrawals. In other words, you may make withdrawals from your Non-Personal Income Benefit account value without triggering a Personal Income Benefit Excess withdrawal.

A Personal Income Benefit Early or Excess withdrawal can cause a significant reduction in both your Ratchet Base and your Guaranteed Annual Withdrawal Amount. If you make a Personal Income Benefit Early or Excess withdrawal, we will recalculate your Ratchet Base and your Guaranteed Annual Withdrawal Amount. The withdrawal will reduce your Ratchet Base and your Guaranteed Annual Withdrawal Amount on a pro rata basis. Reduction on a pro rata basis means we take the percentage of your Personal Income Benefit account value withdrawn and reduce your Ratchet Base and your Guaranteed Annual Withdrawal Amount by that same percentage. If, at the time you take a Personal Income Benefit Early or Excess withdrawal, your Personal Income Benefit account value is less than your Ratchet Base, the pro rata reduction in your Ratchet Base will be greater than the dollar amount of the withdrawal.

Please note that a Personal Income Benefit Early or Excess withdrawal may be subject to withdrawal charges if it exceeds the 10% free withdrawal amount. A Personal Income Benefit Early or Excess withdrawal that reduces your Personal Income Benefit account value to zero will terminate the Personal Income Benefit without value.

Any withdrawal, whether from the Personal Income Benefit account value or the Non-Personal Income Benefit account value, reduces your death benefit under the contract. See “Payment of death benefit” in this prospectus.

The following examples are designed to show how Early and Excess withdrawals impact the values in your contract and the Personal Income Benefit feature. Please note that all withdrawals will reduce your death benefit on a pro rata basis.

EXAMPLE 1: A Personal Income Benefit Early withdrawal

Assume the following:

•	your Non-Personal Income Benefit account value is $1,000;

•	your Personal Income Benefit account value is $5,000;

•	your Ratchet Base is $6,000;

•	your Guaranteed Annual Withdrawal Amount is $200;

•	you are still employed by the Plan Sponsor; and

•	you decide to take a withdrawal of $1,500.

Your withdrawal will be a Personal Income Benefit Early Withdrawal. We will deduct $1,000 from your Non-Personal Income Benefit account value and $500 from your Personal Income Benefit account value. Your Ratchet Base and Guaranteed Annual Withdrawal Amount will be reduced by 10% (your Personal Income Benefit account value ($5,000) divided by the amount of the withdrawal taken from your Personal Income Benefit account value ($500)). After the withdrawal:

•	your Non-Personal Income Benefit account value will be $0;

•	your Personal Income Benefit account value will be $4,500;

•	your Ratchet Base will be $5,400 ($6,000 reduced by 10%); and

•	your Guaranteed Annual Withdrawal Amount will be $180 ($200 reduced by 10%).

EXAMPLE 2: A Personal Income Benefit Excess withdrawal with a withdrawal charge

For this example, assume the contract is purchased with a $20,000 rollover contribution and there has been no investment performance. Two contract years later, you are no longer employed by the Plan Sponsor and are eligible to start taking GAWA withdrawals.

•	your Non-Personal Income Benefit account value is $5,000;
•	your Personal Income Benefit account value is $15,000;

•	your Ratchet Base is $15,000;

•	your Guaranteed Annual Withdrawal Amount is $450;

•	your 10% free withdrawal amount is $2,000; and

•	you decide to take a withdrawal of $7,500 from your contract.

Because you have contributed to the contract within the last five years, a withdrawal charge of 5% will apply to those amounts. The withdrawal charge will not apply to the first 10% of those amounts, here $2,000. In this case, the withdrawal charge will be $275 ($5,500 multiplied by 5%). Therefore, the total amount subtracted from the total account value will be $7,775 (the $7,500 withdrawal plus the $275 withdrawal charge). We will deduct $5,000 from your Non-Personal Income Benefit account value and $2,775 from your Personal Income Benefit account value. This will be a Personal Income Benefit Excess withdrawal of $2,325 because the amount withdrawn from your Personal Income Benefit account value exceeds your Guaranteed Annual Withdrawal Amount of $450. Your Ratchet Base and Guaranteed Annual Withdrawal Amount will be reduced by 15.5% (your Personal Income Benefit account value ($15,000) divided by the amount of the withdrawal taken from your Personal Income Benefit account value ($2,325)). After the withdrawal:

•	your Non-Personal Income Benefit account value will be $0;

•	your Personal Income Benefit account value will be $12,225;

•	your Ratchet Base will be $12,675 ($15,000 reduced by 15.5%); and

•	your Guaranteed Annual Withdrawal Amount will be $380.25 ($450 reduced by 15.5%).

Effect of your Personal Income Benefit account value falling to zero

If your Personal Income Benefit account value falls to zero due to a Personal Income Benefit Early or Excess withdrawal, your Personal Income Benefit (including Guaranteed Annual Withdrawal Amount payments) will terminate. Once terminated, the Personal Income Benefit cannot be restored. If your Personal Income Benefit account value falls to zero, either due to a withdrawal that is not a Personal Income Benefit Early or Excess withdrawal or due to a deduction of a charge and you have Non-Personal Income Benefit account value remaining, the Personal Income Benefit feature under your contract will continue as long as you have Non-Personal Income Benefit account value. In other words, you will continue to receive Guaranteed Annual Withdrawal Amount payments. These payments will never reduce your Non-Personal Income Benefit account value.

If your Personal Income Benefit account value is zero and your Non-Personal Income Benefit account value is zero, or later falls to zero, your contract will terminate and you will receive a supplementary life annuity contract setting forth your continuing benefits. You will be the owner and annuitant. If the supplementary life annuity contract is issued in connection with a Joint life contract, you will be the annuitant and your spouse will be the joint annuitant, provided you are still married. The following will then occur:

•	If you were taking withdrawals through the “Maximum payment plan,” we will continue the scheduled withdrawal payments on the same basis.

•	If you were taking withdrawals through the “Customized payment plan” or unscheduled partial withdrawals, we will pay the balance of the Guaranteed Annual Withdrawal Amount for that contract year in a lump sum. Payment of the Guaranteed Annual Withdrawal Amount will begin on the next contract date anniversary.

•	Payments will continue at the same frequency for Single or Joint life contracts, as applicable, or annually under the “Maximum payment” if automatic payments were not being made.

•	Any death benefit remaining under the original contract will be carried over to the supplementary life annuity contract. The death benefit will no longer grow and will be reduced on a dollar-for-dollar basis as payments are made. If there is any remaining death benefit upon your death, if applicable, we will pay it to the beneficiary.

•	The charge for the Personal Income Benefit will no longer apply.

•	If at the time of your death the Guaranteed Annual Withdrawal Amount was being paid to you as a supplementary life annuity contract, your beneficiary may not elect the Beneficiary continuation option.

Other Important considerations

•	The Personal Income Benefit feature is not appropriate if you do not intend to take withdrawals prior to annuitization.

•	In order to elect to start taking Guaranteed Annual Withdrawal Amount payments, you must first repay any outstanding loan (including interest accrued but not yet paid). If you cannot repay the loan, we will treat it as defaulted or offset. For more information, see “Loans” in “Accessing your money.”

•	Amounts withdrawn in excess of your Guaranteed Annual Withdrawal Amount may be subject to a withdrawal charge, if applicable, as described in “Charges, expenses, and adjustments” in this prospectus. In addition, all withdrawals count toward your 10% free withdrawal amount for that contract year. Personal Income Benefit Early and Excess withdrawals can significantly reduce or completely eliminate the value of the Personal Income Benefit. See “Effect of Personal Income Benefit Early and Excess withdrawals” above in this section.

•	Withdrawals are not considered as annuity payments for tax purposes, and may be subject to an additional 10% Federal income tax penalty before age 59 1 ⁄ 2 . See “Tax information” in this prospectus.
•	All Personal Income Benefit withdrawals reduce your Personal Income Benefit account value and minimum death benefit. See “How withdrawals affect the minimum death benefit” in “Purchasing the Contract” and “How withdrawals are taken from your account value” in “Accessing your money” in this prospectus.

•	If you withdraw less than the Guaranteed Annual Withdrawal Amount in any contract year, you may not add the remainder to your Guaranteed Annual Withdrawal Amount in any subsequent year.

•	If you surrender your contract to receive its cash value and your Personal Income Benefit account value is greater than your Guaranteed Annual Withdrawal Amount, all benefits under the contract will terminate, including the Personal Income Benefit feature.

•	Withdrawals are available under this contract and other annuity contracts we offer without purchasing a withdrawal benefit.

•	If you are not eligible to begin receiving your Guaranteed Annual Withdrawal Amount, and any amount is taken from your Personal Income Benefit account value to satisfy a withdrawal request (including a hardship or unforeseeable emergency withdrawal), this will be considered a Personal Income Benefit Early withdrawal. This amount will also be subject to withdrawal charges, if applicable.

•	If you have to take all or a portion of a required minimum distribution from your Personal Income Benefit account value and it is your first withdrawal under the contract, the RMD will be considered your “first withdrawal” for the purposes of establishing your Guaranteed Annual Withdrawal Amount.

•	If you elect to take Guaranteed Annual Withdrawal Amount payments on a Joint life basis and subsequently get divorced, your divorce will not automatically terminate the contract. For both Joint life and Single life contracts, it is possible that the terms of your divorce decree could significantly reduce or completely eliminate the value of this benefit. In addition, if you drop the Joint life, you will not be able to name a new Joint life and payments will continue to be made in the same amount.

•
We reserve the right, in our sole discretion, to discontinue the acceptance of, and/or place limitations on contributions and transfers into the contract and/or certain investment options. If you activated the Personal Income Benefit feature and we exercise our right to discontinue the acceptance of, and/or place limitations on contributions and transfers into the Personal Income Benefit variable investment options, you may no longer be able to fund your Personal Income Benefit feature. This means that if you have not yet allocated amounts to the Personal Income Benefit variable investment options, you may not be able to fund the Personal Income Benefit feature at all. This also means that if you have already funded the Personal Income Benefit feature by allocating amounts to the Personal Income

Benefit variable investment options, you may no longer be able to increase your Guaranteed Annual Withdrawal Amount through contributions and transfers.

Other Benefits

Automatic transfer options

Investment simplifier.
Our investment simplifier program allows you to choose from two automatic options for transferring amounts from the guaranteed interest option to the variable investment options. In order to choose investment simplifier with Personal Income Benefit variable investment options as destination investment options, you must have already activated the Personal Income Benefit feature. Please note that transfers to the Personal Income Benefit variable investment options are allowed only until you elect to begin receiving Guaranteed Annual Withdrawal Amount payments. The transfer options are the “fixed-dollar option” and the “interest sweep.” You may select one or the other, but not both. If you elect to use rebalancing option II (discussed below), you may not choose either of the investment simplifier options. You may select an investment simplifier option if you are also using the special dollar cost averaging program.

Fixed-dollar option.
Under this option you may elect to have a fixed-dollar amount transferred out of the guaranteed interest option and into the variable investment options of your choice, including the Personal Income Benefit variable investment options, on a monthly basis. You can specify the number of monthly transfers or instruct us to continue to make monthly transfers until all available amounts in the guaranteed interest option have been transferred out.

In order to elect the fixed-dollar option, you must have a minimum of $5,000 in the guaranteed interest option on the date we receive your election form at our processing office. You also must elect to transfer at least $50 per month. The fixed-dollar option is subject to the guaranteed interest option allocation and transfer limitations described under “Allocating your contributions” in “Purchasing the Contract” and “Transferring your account value” above.

Interest sweep.
Under the interest sweep, we will make transfers on a monthly basis from amounts in the guaranteed interest option. The amount we will transfer will be the interest credited to amounts you have in the guaranteed interest option from the last business day of the prior month to the last business day of the current month. You must have at least $7,500 in the guaranteed interest option on the date we receive your election and on the last business day of each month thereafter to participate in the interest sweep option.

The fixed-dollar and interest sweep options are forms of dollar-cost averaging. Dollar-cost averaging allows you to gradually allocate amounts to the variable investment options by periodically transferring approximately the same dollar amount to the variable investment options you select. This will cause you to purchase more units if the unit’s value is low and fewer units if the unit’s value is high. Therefore, you may get a lower average cost per unit over the long term. This plan of investing, however, does not guarantee that you will earn a profit or be protected against losses.

When your participation in the investment simplifier will end.
Your participation in the investment simplifier will end:

•	Under the fixed-dollar option, when either the number of designated monthly transfers have been completed or the amount you have available in the guaranteed interest option has been transferred out.

•	Under the interest sweep option, when the amount you have in the guaranteed interest option falls below $7,500 (determined on the last business day of the month) for two months in a row.

•	Under either option, on the date we receive at our processing office, your written request to cancel automatic transfers, or on the date your contract terminates.

•	Under either option, on the date we receive at our processing office, your election to begin receiving Guaranteed Annual Withdrawal Amount payments, only if you are making monthly transfers to the Personal Income Benefit variable investment options.

Rebalancing your account value

Our rebalancing program offers two options that you can use to automatically reallocate your Non-Personal Income Benefit account value. Rebalancing is not available for amounts allocated to the Personal Income Benefit variable investment options.

Option I permits reallocation among the variable investment options only and option II permits reallocation among the variable investment options and the guaranteed interest option. To enroll in the asset rebalancing program, you must notify us in writing by completing our asset rebalancing form, telling us:

(a)	in whole percentages only, the percentage you want invested in each variable investment option (and the guaranteed interest option, if applicable), and

(b)	how often you want the rebalancing to occur (quarterly, semiannually, or annually).

While your rebalancing program is in effect, we will transfer amounts among each variable investment option (and the guaranteed interest option, if applicable), so that the percentage of your account value that you specify is invested in each option at the end of each rebalancing date. Your entire Non-Personal Income Benefit account value in the variable investment options (and guaranteed interest option, if applicable) must be included in the rebalancing program. Currently, we permit rebalancing of up to 20 investment options. Transfer restrictions out of the guaranteed interest option may apply in accordance with the bulleted items under “Transferring your account value” above in this section. The initial transfer under the rebalancing program (based on your

Non-Personal Income Benefit account value as of the day before the program is established) is not permitted to cause the transfer restrictions to be violated, and any rebalancing election that would be a violation of the transfer restrictions will not be put into effect. However, if the program can be established, once in effect, our restrictions on transfers out of the guaranteed interest option will be waived for the rebalancing transfers.

Rebalancing does not assure a profit or protect against loss. You should periodically review your allocation percentages as your needs change. You may want to discuss the rebalancing program with your financial professional before electing the program.

If you elect to use option II, you may not choose either of the investment simplifier automatic options.

You may elect or terminate the rebalancing program at any time. You may also change your allocations under the program at any time. Once enrolled in the rebalancing program, it will remain in effect until you instruct us in writing to terminate the program. Requesting an investment option transfer while enrolled in our rebalancing program will not automatically change your allocation instructions for rebalancing your account value. This means that upon the next scheduled rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your program. Changes to your allocation instructions for the rebalancing program (or termination of your enrollment in the program) must be in writing and sent to our processing office.

For contracts with outstanding loans only
, on any rebalancing date where the amount to be transferred from the guaranteed interest option would cause a transfer from the Loan Reserve Account (which is part of the guaranteed interest option), the rebalancing program will be automatically cancelled. (See “Loans” in “Accessing your money” in this prospectus.)

Special dollar cost averaging

Under the special dollar cost averaging program, you may dollar cost average from the account for special dollar cost averaging, which is part of the general account. We credit daily interest, which will never be less than the current interest rate as shown in your contract or the guaranteed lifetime minimum rate for the guaranteed interest option, whichever is greater, to amounts allocated to this account. We guarantee to pay the current interest rate that is in effect on the date that your contribution is allocated to this account. That interest rate will apply to that contribution as long as it remains in the account for special dollar cost averaging. The guaranteed interest rate for the time period that you select will be shown in your contract for your initial contribution. We set the interest rates periodically, based on our discretion and according to procedures that we have. We reserve the right to change these procedures.

Special dollar cost averaging allows you to gradually allocate amounts to up to 10 available variable investment options by periodically transferring approximately the same dollar amount to the variable investment options you select. Regular allocations to the variable investment options will cause you to purchase more units if the unit value is low and fewer units if the unit value is high. Therefore, you may get a lower average cost per unit over the long term. This program, however, does not guarantee that you will earn a profit or be protected against losses.

During the first five contract years, you may choose to allocate all or a portion of any eligible rollover or direct transfer contribution to the account for special dollar cost averaging. See “How you can purchase and contribute to your contract” in “Purchasing the Contract” for details on what contributions are eligible under both EDC and TSA contracts.

Contributions into the account may not be transfers from other investment options. Also, on-going
payroll contributions into the account are not permitted. Your initial allocation to the special dollar cost averaging program must be at least $2,000 and any additional contribution to that same time period must be at least $250. You may only have one time period in effect at any time and once you select a time period, you may not change it.

You may have your account value transferred to any of the variable investment options available under the contract, including the Personal Income Benefit variable investment options (if available). No amounts may be transferred from the account for special dollar cost averaging to the guaranteed interest option.

We will transfer amounts from the account for special dollar cost averaging into the variable investment options over an available time period that you select. We offer time periods of 3, 6 or 12 months, during which you may receive an enhanced interest rate. We may also offer other time periods. Please note that any time period selected must begin before the fifth contract date anniversary. Your financial professional can provide information on the time periods and interest rates currently available in your state, or you may contact one of our customer service representatives.

Contribution(s) made to the special dollar cost averaging program will be credited with the interest rate on the date the first contribution is received by the Company and allocated to the time period initially selected by you. Once the time period you selected has ended, you may then select another time period for future contributions. At that time, you may also select a different allocation for transfers to the variable investment options, or, if you wish, we will continue to use the selection that you have previously made. Currently, your account value will be transferred from the account for special dollar cost averaging into the variable investment options on a monthly basis. We may offer this program in the future with transfers on a different basis. The first transfer date and each subsequent transfer date for the time period selected will be one month from the date the first contribution is made into the special dollar cost averaging program, but not later than the 28th day of the month.

If you choose to allocate only a portion of an eligible contribution to the account for special dollar cost averaging, the remaining balance of that contribution will be allocated to the variable investment options and the guaranteed interest option according to your instructions.

The only transfers that will be made from the account for special dollar cost averaging are your regularly scheduled transfers to the variable investment options. If you request to transfer or withdraw any other amounts (including a loan request) from the account for special dollar cost averaging, we will transfer all of the value that you have remaining in the account for special dollar cost averaging to the variable investment options according to the allocation percentages for special dollar cost averaging we have on file for you. You may change your allocations for transfers from the account for special dollar cost averaging at any time. Also, you may ask us to cancel your participation in the program at any time. If you do so, we will transfer all of the value that you have remaining in the account for special dollar cost averaging to the variable investment options according to the percentages for special dollar cost averaging we have on file for you.

If we exercise our right to terminate transfers into the Personal Income Benefit variable investment options and your program has transfers designated to those investment options, your program will run to its conclusion. Also, if we exercise our right to terminate contributions or transfers to the Personal Income Benefit variable investment options, those investment options cannot be selected as part of a new special dollar cost averaging program.

If your program has transfers designated to the Personal Income Benefit variable investment options and you elect to begin receiving Guaranteed Annual Withdrawal Amount payments, you will be deemed to have terminated the program. The value you have remaining in the program will be transferred to the variable investment options prior to calculating your Guaranteed Annual Withdrawal Amount payments.

Optional Semester Strategies program

The Company offers access to account services through SWBC Investment Advisory Services LLC (“SWBC”), an unaffiliated third party. SWBC is an independent registered investment advisory firm that assists retirement plan participants with investment advisory services, including model portfolio services. If available under your employer’s plan, you may generally enroll in SWBC’s model portfolio and investment advisory services program (the “Program”) to manage your account value. The investment advisor will have an advisory relationship with contract owners who participate in the Program. The Program will allocate your account value among the variable investment options, guaranteed interest option and Segments in the Structured Investment Option based on your set time horizon, risk tolerance and investment return objectives derived by SWBC from information you provide to SWBC. For more information about the Structured Investment Option, please see “Structured Investment Option” in “Purchasing the Contract”. To see if the Program is available in your state, please contact your financial professional and/or see
Appendix “State contract availability and/or variations of certain features and benefits” in this prospectus. SWBC’s Form ADV is provided at enrollment and is also available upon request and on SWBC’s website.

SWBC will assign you to a specific Program model portfolio (“Model Portfolio”) based on two main criteria: time horizon and risk tolerance. First, they will determine the age you plan to retire (the “Planned Retirement Age”), which cannot be later than the maturity date under the contract and the Model Portfolio strategy you select. SWBC’s Programs generally offers Model Portfolios with five different time horizons, which are named accordingly:

•	16+ years to retirement

•	11-15 years to retirement

•	6-10 years to retirement

•	1-5 years to retirement

•	Post-retirement

You can generally change your Planned Retirement Age at any time by providing the new retirement age to SWBC.

Next, SWBC will consider your “risk tolerance”. Together, you will determine if you want more or less exposure to equities. The Program currently offers the above Model Portfolios using two different strategies. Based on your risk tolerance, you can choose:

•
Semester Strategies
has more exposure to equities. Semester Strategies allocates approximately 20% of your assets into multiple 1-year Standard Segments and the remaining assets into fixed income and equity variable investment options (shifting from more equities to more fixed income as you glide between models as you approach retirement).

•
Semester Strategies Plus
has less exposure to equities. Semester Strategies Plus initially allocates a higher percentage of your assets into multiple 1-year Standard Segments than Semester Strategies (gradually increasing the allocation to 1-year Standard Segments) and the remaining assets into fixed income and equity variable investment options (shifting from more equities, but less than Semester Strategies, to more fixed income as you glide between models as you approach retirement).

You can generally change from Semester Strategies to Semester Strategies Plus at any time. You cannot, however, move from Semester Strategies Plus to Semester Strategies.

The Model Portfolios may have limited investment options which may be more conservative than other investment options which may limit the upside potential for your contract. There is a risk of loss in all the Model Portfolios.

When you enroll in the Program, your allocation instructions for future contributions will be changed to the Model Portfolio you are assigned to by SWBC as of the date we process your enrollment request. In addition, your entire account value will be rebalanced or reallocated periodically according to the Model Portfolio’s allocations.

Amounts in variable investment options, including the Segment Type Holding Accounts, and guaranteed interest options will be rebalanced according to the Model Portfolio’s allocations monthly, generally on the first Friday of every month (each a “Semester Strategies Rebalance Date”) and amounts in a Segment will be reallocated according to the Model Portfolio’s allocations when that Segment matures (each a “Semester Strategies Reallocation Date”). Amounts rebalanced or reallocated into new Segments will be placed in the applicable Segment Type Holding Accounts. Because of the difference in timing between Semester Strategies Rebalance Dates, Semester Strategies Reallocation Dates and amounts directed into Segments first being placed in Segment Type Holding Accounts, your actual allocations may vary from the Model Portfolio’s allocations at certain points in time if you have account value in Segments. If an investment option in a Model Portfolio terminates, liquidates, merges, or closes to new investors, SWBC will determine what course of action to take and will update the Model Portfolio’s allocations as necessary.

On an annual basis, the Program will determine if you will transition or “glide” from one Model Portfolio to the next Model Portfolio based on your birthdate and the number of years remaining until your Planned Retirement Age currently on file. If a glide is scheduled to occur, your allocation instructions for future contributions will be changed to the new Model Portfolio allocations. Your account value will be rebalanced and reallocated as applicable into the investment options according that new Model Portfolio’s allocations on the next Semester Strategies Rebalance Date and applicable Semester Strategies Reallocation Dates. You will receive notice of an upcoming glide. The automatic glide feature is part of the Program and cannot be modified. If you do not want to glide from the current Model Portfolio to the next Model Portfolio, you will have to change your Planned Retirement Age prior to your birthdate. Once you reach your Planned Retirement Age, you will glide to the post-retirement Model Portfolio for purposes of the Program and thereafter you will no longer glide to a different Model Portfolio as you continue to age.

SWBC will generally review the Model Portfolios on an annual basis and may review them more frequently based on market conditions. You will receive notice of any changes in the Model Portfolio allocations. SWBC may also terminate a Model Portfolio and assign you to a new Model Portfolio. You may decide to opt out of the changes by terminating your participation in the Program and becoming self-directed prior to your account value being rebalanced and reallocated as applicable according to the new Model Portfolio allocations. If you do not opt out, on the date of the proposed change your allocation instructions for future contributions will be changed to the Model Portfolio’s new allocations. Your account value will be rebalanced and reallocated as applicable into the investment options according to that Model Portfolio’s new allocations on the next Semester Strategies Rebalance Date and applicable Semester Strategies Reallocation Dates.
To participate in the Program, you are required to use the Maximum investment options choice method. If you elected the Maximum transfer flexibility method before enrolling in the Program, you will be switched to the Maximum investment options choice method when you enroll in the Program. In addition, when you enroll in the Program, any current automated transfer programs, including dollar cost averaging, special dollar cost averaging and asset rebalancing, will be unavailable and/or terminate and you will not be able to establish any new program(s) while you participate. In addition, if you invested in the Structured Investment Option and specified a Performance Cap Threshold and/or provided Segment maturity instructions, those elections will be changed when you enroll in the Program. For more information about the Structured Investment Option, please see “Structured Investment Option” in “Purchasing the Contract” in this prospectus.

When you enroll in the Program, we will pay SWBC’s advisory services fee on your behalf.

You may terminate the Program and become self-directed at any time by completing the necessary termination form or by contacting your financial professional. You can also terminate your participation in the Program by logging into your account at www.equitable.com or contacting one of our customer service representatives at (800)
628-6673.
If you request to change your future allocation instructions or make a transfer from one investment option to another, your participation in the Program will terminate and you will become self-directed. Once terminated, we reserve the right to not permit you to re-enroll
in the Program. If the Program terminates for any reason, you will be self-directed and, therefore, you will no longer receive model portfolio or investment advisory services from SWBC. If the Program terminates you will remain in your existing investment options until you provide us with new instructions. We can also terminate the Program at any time and for any reason. If we terminate the Program you will become self-directed. We do not provide investment advice. Please note that if you were switched from the Maximum transfer flexibility method to the Maximum investment options choice method when you enrolled in the Program you will not be automatically switched back to the Maximum transfer flexibility method if your participation in the Program terminates. Likewise, if any automated programs, a Performance Cap Threshold or Segment maturity instructions were terminated when you enrolled in the Program, those automated programs, Performance Cap Thresholds or special maturity instructions will not automatically resume; you will need to provide us with new instructions regarding which automated programs that you wish to re-enroll
in, any Performance Cap Threshold you wish to set and any new Segment maturity instructions you want to use.

Please note:

•	Your Planned Retirement Age cannot be later than the maturity date under your contract.

•	If you are currently invested in the Personal Income Benefit, you are not eligible to participate in the Program at this time.

•	If you have current investments in the Structured Investment Option, you may not be eligible to participate in the Program if your current Structured Investment Option allocations are higher than the Model Portfolio allocations to the Structured Investment Option would be based on the information you provided SWBC.

•	You cannot move from Semester Strategies Plus to Semester Strategies.

•	If you change your future allocations or transfer account value from one investment option to another, your participation in the Program will terminate and you will become self-directed.

•	When you enroll in the Program, you will not be able to establish a new automated rebalancing program and any current automated rebalancing program will terminate.

•	The Program will rebalance and reallocate your account value generally according to the Model Portfolio allocations; however, because of the difference in timing between Semester Strategies Rebalance Dates, Semester Strategies Reallocation Dates and amounts directed into Segments first being placed in Segment Type Holding Accounts, your actual allocations may vary from the Model Portfolio allocations at certain points in time if you have account value in Segments.

For additional information or to enroll in the Program, contact your financial professional or one of our customer service representatives. The Program may not be available to all plans, all contracts, all certificates, in all states or through all financial intermediaries.

Benefits Available [Table Text Block]
Summary of Benefits

The following tables summarize important information about the benefits available under the contract.

Death Benefits

This death benefits are available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/ Limitations
			Max	Current
Death Benefit	Guarantees beneficiaries will receive a benefit at least equal to your contributions less adjusted withdrawals and the amounts of any outstanding loans and accrued interest.	Standard	No Additional Charge		• Withdrawals could significantly reduce or terminate benefit

Living Benefits

This living benefit is available the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/ Limitations
			Max	Current
Personal Income Benefit (PIB)	Guarantees a minimum annuitization value to provide lifetime retirement income.	Optional	1.00% (1)	1.00% (1)
•
Restricted to owners of certain ages

•
Not available with
tax-exempt
employer EDC contracts

•
Excess withdrawals could significantly reduce or terminate benefit

•
Subject to restrictions on investment options

(1)	Expressed as an annual percentage of the PIB account value.

Other Benefits

These other benefits are available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/ Limitations
			Max	Current
Rebalancing Option I (1) and Option II (2)	Periodically rebalance to your desired asset mix.	Optional	No Charge		• Not generally available with Special Dollar Cost Averaging • Account value in the Personal Income Benefit account cannot be rebalanced
Special Dollar Cost Averaging and Investment Simplifier	Transfer account value to selected investment options on a regular basis to potentially reduce the impact of market volatility.	Optional	No Charge		• Not generally available with Rebalancing
Semester Strategies program	We offer access to account services through SWBC Investment Advisory Services LLC (“SWBC”), an unaffiliated third party. SWBC is an independent registered investment advisory firm that assists retirement plan participants with investment advisory services, including model portfolio services.	Optional	No Charge		• To participate in the Program, you are required to use the Maximum investment options choice method • Not available with Special Dollar Cost Averaging or Rebalancing
Participant Loans	Loans may be available to plan participants	Optional	2%; calculated as a percentage of the outstanding loan amount		• Not all employer plans will offer loans • Loans are subject to restrictions under federal tax laws and ERISA

(1)	Option I allows you to rebalance your account value among the variable investment options.
(2)	Option II allows you to rebalance your account value among the variable investment options and the guaranteed interest option.

Guaranteed Minimum Death Benefit [Text Block]		Guarantees beneficiaries will receive a benefit at least equal to your contributions less adjusted withdrawals and the amounts of any outstanding loans and accrued interest.
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]
Appendix: Investment options available under the contract

(a) Variable investment options

The following is a list of Portfolio Companies available under the contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at www.equitable.com/ICSR#EQH146658. You can request this information at no cost by calling (877) 522-5035 or by sending an email request to EquitableFunds@dfinsolutions.com. If you elect a Guaranteed benefit, you may only invest in the Portfolios listed in the designated table below.

The current expenses and performance information below reflects fee and expenses of the Portfolios, but do not reflect the other fees and expenses that your contract may charge. Expenses would be
higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.

Affiliated Portfolio Companies:

TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses		Average Annual Total Returns (as of 12/31/2025)
				1 year	5 year	10 year
Specialty	1290 VT Convertible Securities — Equitable Investment Management Group, LLC (“EIMG”) ; SSGA Funds Management, Inc.	0.90%	^	15.79%	2.91%	8.89%
Fixed Income	1290 VT DoubleLine Opportunistic Bond — EIMG ; DoubleLine Capital LP	0.91%	^	7.25%	0.27%	2.12%
Equity	1290 VT Equity Income — EIMG ; Barrow, Hanley, Mewhinney & Strauss, LLC d/b/a Barrow Hanley Global Investors	0.95%	^	13.04%	11.25%	8.85%
Equity	1290 VT GAMCO Small Company Value — EIMG ; GAMCO Asset Management, Inc.	1.05%		12.82%	11.24%	10.77%
Fixed Income	1290 VT High Yield Bond — EIMG ; AXA Investment Managers US Inc., Post Advisory Group, LLC	1.02%	^	7.54%	3.92%	5.41%
Equity	1290 VT Small Cap Value — EIMG ; BlackRock Investment Management, LLC, Horizon Kinetics Asset Management LLC	1.23%	^	6.11%	13.44%	11.19%
Equity	1290 VT SmartBeta Equity ESG — EIMG ; AXA Investment Managers US Inc.	1.10%		13.95%	10.21%	10.74%
Equity	1290 VT Socially Responsible — EIMG ; BlackRock Investment Management, LLC	0.90%		17.23%	13.04%	13.83%
Equity	EQ/2000 Managed Volatility † — EIMG ; AllianceBernstein L.P., BlackRock Investment Management, LLC	0.84%		9.32%	4.40%	8.33%
Equity	EQ/400 Managed Volatility † — EIMG ; AllianceBernstein L.P., BlackRock Investment Management, LLC	0.85%	^	3.31%	7.06%	9.21%
Equity	EQ/500 Managed Volatility † — EIMG ; AllianceBernstein L.P., BlackRock Investment Management, LLC	0.80%		13.33%	12.43%	13.15%
Asset Allocation	EQ/AB Dynamic Moderate Growth Δ — EIMG ; AllianceBernstein L.P.	1.13%		13.46%	6.31%	6.12%
Equity	EQ/AB Small Cap Growth — EIMG ; AllianceBernstein L.P.	0.92%		9.21%	3.43%	10.10%
Asset Allocation	EQ/Aggressive Allocation † — EIMG	1.15%		12.97%	7.79%	9.47%
Asset Allocation	EQ/Aggressive Growth Strategy † — EIMG	1.01%		12.17%	7.61%	9.04%
Asset Allocation	EQ/All Asset Growth Allocation — EIMG	1.25%	^	17.18%	7.12%	8.28%
Equity	EQ/American Century Mid Cap Value — EIMG ; American Century Investment Management, Inc.	1.00%	^	8.72%	8.64%	—
Asset Allocation	EQ/Balanced Strategy † — EIMG	0.97%		10.05%	4.68%	6.08%
Equity	EQ/ClearBridge Large Cap Growth ESG — EIMG ; ClearBridge Investments, LLC	1.00%	^	7.69%	10.47%	13.63%
Equity	EQ/ClearBridge Select Equity Managed Volatility † — EIMG ; BlackRock Investment Management, LLC, ClearBridge Investments, LLC	1.06%	^	7.66%	8.42%	12.21%
Equity	EQ/Common Stock Index — EIMG ; AllianceBernstein L.P.	0.67%	^	16.28%	12.50%	13.55%
Asset Allocation	EQ/Conservative Allocation † — EIMG	1.00%	^	7.48%	1.74%	3.11%
Asset Allocation	EQ/Conservative Growth Strategy † — EIMG	0.97%		9.32%	3.76%	5.10%
Asset Allocation	EQ/Conservative Strategy † — EIMG	0.95%		7.86%	1.93%	3.12%
Asset Allocation	EQ/Conservative-Plus Allocation † — EIMG	1.09%		9.06%	3.38%	4.94%

TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses		Average Annual Total Returns (as of 12/31/2025)
				1 year	5 year	10 year
Fixed Income	EQ/Core Bond Index (1) — EIMG ; SSGA Funds Management, Inc.	0.62%	^	6.43%	0.35%	1.70%
Fixed Income	EQ/Core Plus Bond — EIMG ; Brandywine Global Investment Management, LLC, Loomis, Sayles & Company, L.P.	0.93%	^	8.58%	-0.68%	2.17%
Equity	EQ/Emerging Markets Equity PLUS — EIMG ; AllianceBernstein L.P., EARNEST Partners, LLC	1.20%	^	33.46%	4.64%	7.73%
Equity	EQ/Equity 500 Index — EIMG ; AllianceBernstein L.P.	0.53%	^	17.23%	13.79%	14.15%
Equity	EQ/Fidelity Institutional AM ® Large Cap — EIMG ; FIAM LLC	0.87%	^	18.34%	13.86%	—
Equity	EQ/Franklin Small Cap Value Managed Volatility † — EIMG ; BlackRock Investment Management, LLC, Franklin Mutual Advisers, LLC	1.05%	^	7.06%	6.11%	8.71%
Equity	EQ/Global Equity Managed Volatility † — EIMG ; BlackRock Investment Management, LLC	1.08%	^	19.14%	8.33%	9.47%
Equity	EQ/Goldman Sachs Mid Cap Value — EIMG ; Goldman Sachs Asset Management L.P.	1.09%	^	9.22%	9.66%	—
Equity	EQ/International Core Managed Volatility † — EIMG ; BlackRock Investment Management, LLC	1.06%		26.12%	7.52%	7.48%
Equity	EQ/International Equity Index — EIMG ; AllianceBernstein L.P.	0.72%	^	31.46%	9.91%	8.07%
Equity	EQ/International Managed Volatility † — EIMG ; AllianceBernstein L.P., BlackRock Investment Management, LLC	0.86%		25.90%	7.28%	6.92%
Equity	EQ/International Value Managed Volatility † — EIMG ; BlackRock Investment Management, LLC, Harris Associates LP	1.04%		26.66%	7.75%	6.77%
Equity	EQ/Invesco Comstock — EIMG ; Invesco Advisers, Inc.	1.00%	^	16.93%	14.99%	11.71%
Equity	EQ/Invesco Global — EIMG ; Invesco Advisers, Inc.	1.10%	^	15.40%	6.95%	10.59%
Specialty	EQ/Invesco Global Real Assets — EIMG ; Invesco Advisers, Inc.	1.16%		15.93%	7.11%	—
Equity	EQ/Janus Enterprise — EIMG ; Janus Henderson Investors US LLC	1.04%		8.05%	7.06%	10.61%
Equity	EQ/JPMorgan Growth Stock — EIMG ; J.P. Morgan Investment Management Inc.	0.96%	^	14.76%	9.43%	14.08%
Equity	EQ/JPMorgan Value Opportunities — EIMG ; J.P. Morgan Investment Management Inc.	0.95%		15.40%	12.77%	12.08%
Equity	EQ/Large Cap Core Managed Volatility † — EIMG ; BlackRock Investment Management, LLC	0.88%		10.88%	12.03%	12.83%
Equity	EQ/Large Cap Growth Index — EIMG ; AllianceBernstein L.P.	0.71%		17.74%	14.51%	17.26%
Equity	EQ/Large Cap Growth Managed Volatility † — EIMG ; BlackRock Investment Management, LLC	0.87%		11.06%	11.64%	15.01%
Equity	EQ/Large Cap Value Index — EIMG ; AllianceBernstein L.P.	0.74%		15.04%	10.52%	9.77%
Equity	EQ/Large Cap Value Managed Volatility † — EIMG ; AllianceBernstein L.P.	0.86%		10.62%	9.69%	9.56%
Equity	EQ/Lazard Emerging Markets Equity — EIMG ; Lazard Asset Management LLC	1.35%	^	42.06%	10.84%	—
Equity	EQ/MFS International Growth — EIMG ; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10%	^	20.90%	6.90%	9.61%
Equity	EQ/MFS International Intrinsic Value — EIMG ; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.15%	^	32.95%	6.99%	—
Equity	EQ/MFS Mid Cap Focused Growth — EIMG ; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10%	^	5.60%	5.09%	—
Specialty	EQ/MFS Technology — EIMG ; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10%		16.24%	12.06%	—
Specialty	EQ/MFS Utilities Series — EIMG ; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.05%	^	14.65%	7.33%	—
Equity	EQ/Mid Cap Index — EIMG ; AllianceBernstein L.P.	0.64%	^	6.80%	8.42%	9.99%
Equity	EQ/Mid Cap Value Managed Volatility † — EIMG ; BlackRock Investment Management, LLC	0.97%		4.98%	7.62%	8.20%
Asset Allocation	EQ/Moderate Allocation † — EIMG	1.08%		10.25%	4.14%	5.78%
Asset Allocation	EQ/Moderate Growth Strategy † — EIMG	0.98%		10.83%	5.67%	7.08%
Asset Allocation	EQ/Moderate-Plus Allocation † — EIMG	1.11%		11.50%	5.88%	7.67%
Cash/Cash Equivalent	EQ/Money Market * — EIMG ; Dreyfus, a division of Mellon Investments Corporation	0.67%		3.66%	2.79%	1.73%
Fixed Income	EQ/PIMCO Global Real Return — EIMG ; Pacific Investment Management Company LLC	2.74%	^	5.52%	-0.90%	2.48%
Fixed Income	EQ/PIMCO Ultra Short Bond — EIMG ; Pacific Investment Management Company LLC	0.80%	^	4.47%	2.93%	2.32%
Fixed Income	EQ/Quality Bond PLUS — EIMG ; AllianceBernstein L.P., Pacific Investment Management Company LLC	0.82%		6.32%	-0.19%	1.31%

TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses		Average Annual Total Returns (as of 12/31/2025)
				1 year	5 year	10 year
Equity	EQ/Small Company Index — EIMG ; AllianceBernstein L.P.	0.63%		12.57%	6.16%	9.44%
Equity	EQ/Value Equity — EIMG ; Aristotle Capital Management, LLC	0.91%		11.01%	8.65%	8.47%
Specialty	EQ/Wellington Energy — EIMG ; Wellington Management Company LLP	1.19%	^	12.17%	17.90%	—
Asset Allocation	Equitable Conservative Growth MF/ETF Portfolio — EIMG	1.10%	^	12.03%	4.95%	6.85%
Asset Allocation	Equitable Growth MF/ETF — EIMG	1.15%	^	14.37%	—	—
Asset Allocation	Equitable Moderate Growth MF/ETF — EIMG	1.10%	^	13.43%	—	—
Equity	Multimanager Aggressive Equity — EIMG ; AllianceBernstein L.P.	0.99%		16.30%	11.47%	15.66%
Fixed Income	Multimanager Core Bond (1) — EIMG ; BlackRock Financial Management, Inc., DoubleLine Capital LP, Pacific Investment Management Company LLC, SSGA Funds Management, Inc.	0.93%	^	7.11%	-0.27%	1.72%
Specialty	Multimanager Technology — EIMG ; AllianceBernstein L.P., FIAM LLC, Wellington Management Company LLP	1.23%	^	25.87%	12.46%	19.41%
Asset Allocation	Target 2015 Allocation — EIMG	1.10%	^	9.41%	2.84%	5.08%
Asset Allocation	Target 2025 Allocation — EIMG	1.10%	^	13.12%	5.57%	7.41%
Asset Allocation	Target 2035 Allocation — EIMG	1.05%		15.70%	7.50%	8.95%
Asset Allocation	Target 2045 Allocation — EIMG	1.03%		16.81%	8.58%	9.86%
Asset Allocation	Target 2055 Allocation — EIMG	1.10%	^	17.90%	9.51%	10.81%
^	This Portfolio’s annual expenses reflect temporary fee reductions.
Δ
Certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques (including Fund of Fund Portfolios that invest in other Portfolios that utilize volatility management techniques) that differ from the EQ volatility management strategy. Affiliated Portfolios that utilize these volatility management techniques are identified in the chart by a “
Δ
”. Any such unaffiliated Portfolio is not identified in the chart. See “Portfolios of the Trusts” for more information regarding volatility management.

†
EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ/affiliated Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified in the chart by a “†“. See “Portfolios of the Trusts” for more information regarding volatility management.

*
The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.

(1)
Effective on or about June 29, 2026, and subject to shareholder approval, SSGA Funds Management, Inc. will be replaced as a sub-adviser
to the Portfolio (or an allocated portion thereof) with AllianceBernstein L.P.

Unaffiliated Portfolio Companies:

TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses		Average Annual Total Returns (as of 12/31/2025)
				1 year	5 year	10 year
Fixed Income	American Funds Insurance Series ® The Bond Fund of America ® — Capital Research and Management Company	0.72%	^	6.98%	-0.38%	2.11%
Equity	Fidelity ® VIP Equity-Income Portfolio SM — Fidelity Management and Research Company (FMR)	0.71%		18.75%	12.23%	11.32%
Fixed Income	Fidelity ® VIP Investment Grade Bond Portfolio — Fidelity Management and Research Company (FMR)	0.62%		6.93%	-0.21%	2.45%
Equity	Fidelity ® VIP Mid Cap Portfolio — Fidelity Management and Research Company (FMR)	0.80%		11.49%	9.83%	10.31%
Equity	Invesco V.I. Diversified Dividend Fund — Invesco Advisers, Inc.	0.93%		15.44%	10.53%	8.93%
Equity	MFS ® Massachusetts Investors Growth Stock Portfolio — Massachusetts Financial Services Company	0.97%	^	9.61%	9.74%	13.98%
Fixed Income	Nomura VIP High Income Series — Delaware Management Company ; Nomura Corporate Research and Asset Management Inc.	0.97%		7.17%	3.73%	5.56%
Specialty	PIMCO CommodityRealReturn ® Strategy Portfolio — Pacific Investment Management Company LLC	3.29%	^	18.85%	10.44%	6.42%
Fixed Income	Templeton Global Bond VIP Fund — Franklin Advisers, Inc.	0.75%	^	15.73%	-0.96%	-0.15%
Specialty	VanEck VIP Global Resources Fund — Van Eck Associates Corporation	1.32%		36.17%	10.24%	8.06%
^	This Portfolio’s annual expenses reflect temporary fee reductions.

Variable Option [Line Items]
Prospectuses Available [Text Block]
The following is a list of Portfolio Companies available under the contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at www.equitable.com/ICSR#EQH146658. You can request this information at no cost by calling (877) 522-5035 or by sending an email request to EquitableFunds@dfinsolutions.com. If you elect a Guaranteed benefit, you may only invest in the Portfolios listed in the designated table below.

The current expenses and performance information below reflects fee and expenses of the Portfolios, but do not reflect the other fees and expenses that your contract may charge. Expenses would be
higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.

Portfolio Companies [Table Text Block]
Affiliated Portfolio Companies:

TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses		Average Annual Total Returns (as of 12/31/2025)
				1 year	5 year	10 year
Specialty	1290 VT Convertible Securities — Equitable Investment Management Group, LLC (“EIMG”) ; SSGA Funds Management, Inc.	0.90%	^	15.79%	2.91%	8.89%
Fixed Income	1290 VT DoubleLine Opportunistic Bond — EIMG ; DoubleLine Capital LP	0.91%	^	7.25%	0.27%	2.12%
Equity	1290 VT Equity Income — EIMG ; Barrow, Hanley, Mewhinney & Strauss, LLC d/b/a Barrow Hanley Global Investors	0.95%	^	13.04%	11.25%	8.85%
Equity	1290 VT GAMCO Small Company Value — EIMG ; GAMCO Asset Management, Inc.	1.05%		12.82%	11.24%	10.77%
Fixed Income	1290 VT High Yield Bond — EIMG ; AXA Investment Managers US Inc., Post Advisory Group, LLC	1.02%	^	7.54%	3.92%	5.41%
Equity	1290 VT Small Cap Value — EIMG ; BlackRock Investment Management, LLC, Horizon Kinetics Asset Management LLC	1.23%	^	6.11%	13.44%	11.19%
Equity	1290 VT SmartBeta Equity ESG — EIMG ; AXA Investment Managers US Inc.	1.10%		13.95%	10.21%	10.74%
Equity	1290 VT Socially Responsible — EIMG ; BlackRock Investment Management, LLC	0.90%		17.23%	13.04%	13.83%
Equity	EQ/2000 Managed Volatility † — EIMG ; AllianceBernstein L.P., BlackRock Investment Management, LLC	0.84%		9.32%	4.40%	8.33%
Equity	EQ/400 Managed Volatility † — EIMG ; AllianceBernstein L.P., BlackRock Investment Management, LLC	0.85%	^	3.31%	7.06%	9.21%
Equity	EQ/500 Managed Volatility † — EIMG ; AllianceBernstein L.P., BlackRock Investment Management, LLC	0.80%		13.33%	12.43%	13.15%
Asset Allocation	EQ/AB Dynamic Moderate Growth Δ — EIMG ; AllianceBernstein L.P.	1.13%		13.46%	6.31%	6.12%
Equity	EQ/AB Small Cap Growth — EIMG ; AllianceBernstein L.P.	0.92%		9.21%	3.43%	10.10%
Asset Allocation	EQ/Aggressive Allocation † — EIMG	1.15%		12.97%	7.79%	9.47%
Asset Allocation	EQ/Aggressive Growth Strategy † — EIMG	1.01%		12.17%	7.61%	9.04%
Asset Allocation	EQ/All Asset Growth Allocation — EIMG	1.25%	^	17.18%	7.12%	8.28%
Equity	EQ/American Century Mid Cap Value — EIMG ; American Century Investment Management, Inc.	1.00%	^	8.72%	8.64%	—
Asset Allocation	EQ/Balanced Strategy † — EIMG	0.97%		10.05%	4.68%	6.08%
Equity	EQ/ClearBridge Large Cap Growth ESG — EIMG ; ClearBridge Investments, LLC	1.00%	^	7.69%	10.47%	13.63%
Equity	EQ/ClearBridge Select Equity Managed Volatility † — EIMG ; BlackRock Investment Management, LLC, ClearBridge Investments, LLC	1.06%	^	7.66%	8.42%	12.21%
Equity	EQ/Common Stock Index — EIMG ; AllianceBernstein L.P.	0.67%	^	16.28%	12.50%	13.55%
Asset Allocation	EQ/Conservative Allocation † — EIMG	1.00%	^	7.48%	1.74%	3.11%
Asset Allocation	EQ/Conservative Growth Strategy † — EIMG	0.97%		9.32%	3.76%	5.10%
Asset Allocation	EQ/Conservative Strategy † — EIMG	0.95%		7.86%	1.93%	3.12%
Asset Allocation	EQ/Conservative-Plus Allocation † — EIMG	1.09%		9.06%	3.38%	4.94%

TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses		Average Annual Total Returns (as of 12/31/2025)
				1 year	5 year	10 year
Fixed Income	EQ/Core Bond Index (1) — EIMG ; SSGA Funds Management, Inc.	0.62%	^	6.43%	0.35%	1.70%
Fixed Income	EQ/Core Plus Bond — EIMG ; Brandywine Global Investment Management, LLC, Loomis, Sayles & Company, L.P.	0.93%	^	8.58%	-0.68%	2.17%
Equity	EQ/Emerging Markets Equity PLUS — EIMG ; AllianceBernstein L.P., EARNEST Partners, LLC	1.20%	^	33.46%	4.64%	7.73%
Equity	EQ/Equity 500 Index — EIMG ; AllianceBernstein L.P.	0.53%	^	17.23%	13.79%	14.15%
Equity	EQ/Fidelity Institutional AM ® Large Cap — EIMG ; FIAM LLC	0.87%	^	18.34%	13.86%	—
Equity	EQ/Franklin Small Cap Value Managed Volatility † — EIMG ; BlackRock Investment Management, LLC, Franklin Mutual Advisers, LLC	1.05%	^	7.06%	6.11%	8.71%
Equity	EQ/Global Equity Managed Volatility † — EIMG ; BlackRock Investment Management, LLC	1.08%	^	19.14%	8.33%	9.47%
Equity	EQ/Goldman Sachs Mid Cap Value — EIMG ; Goldman Sachs Asset Management L.P.	1.09%	^	9.22%	9.66%	—
Equity	EQ/International Core Managed Volatility † — EIMG ; BlackRock Investment Management, LLC	1.06%		26.12%	7.52%	7.48%
Equity	EQ/International Equity Index — EIMG ; AllianceBernstein L.P.	0.72%	^	31.46%	9.91%	8.07%
Equity	EQ/International Managed Volatility † — EIMG ; AllianceBernstein L.P., BlackRock Investment Management, LLC	0.86%		25.90%	7.28%	6.92%
Equity	EQ/International Value Managed Volatility † — EIMG ; BlackRock Investment Management, LLC, Harris Associates LP	1.04%		26.66%	7.75%	6.77%
Equity	EQ/Invesco Comstock — EIMG ; Invesco Advisers, Inc.	1.00%	^	16.93%	14.99%	11.71%
Equity	EQ/Invesco Global — EIMG ; Invesco Advisers, Inc.	1.10%	^	15.40%	6.95%	10.59%
Specialty	EQ/Invesco Global Real Assets — EIMG ; Invesco Advisers, Inc.	1.16%		15.93%	7.11%	—
Equity	EQ/Janus Enterprise — EIMG ; Janus Henderson Investors US LLC	1.04%		8.05%	7.06%	10.61%
Equity	EQ/JPMorgan Growth Stock — EIMG ; J.P. Morgan Investment Management Inc.	0.96%	^	14.76%	9.43%	14.08%
Equity	EQ/JPMorgan Value Opportunities — EIMG ; J.P. Morgan Investment Management Inc.	0.95%		15.40%	12.77%	12.08%
Equity	EQ/Large Cap Core Managed Volatility † — EIMG ; BlackRock Investment Management, LLC	0.88%		10.88%	12.03%	12.83%
Equity	EQ/Large Cap Growth Index — EIMG ; AllianceBernstein L.P.	0.71%		17.74%	14.51%	17.26%
Equity	EQ/Large Cap Growth Managed Volatility † — EIMG ; BlackRock Investment Management, LLC	0.87%		11.06%	11.64%	15.01%
Equity	EQ/Large Cap Value Index — EIMG ; AllianceBernstein L.P.	0.74%		15.04%	10.52%	9.77%
Equity	EQ/Large Cap Value Managed Volatility † — EIMG ; AllianceBernstein L.P.	0.86%		10.62%	9.69%	9.56%
Equity	EQ/Lazard Emerging Markets Equity — EIMG ; Lazard Asset Management LLC	1.35%	^	42.06%	10.84%	—
Equity	EQ/MFS International Growth — EIMG ; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10%	^	20.90%	6.90%	9.61%
Equity	EQ/MFS International Intrinsic Value — EIMG ; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.15%	^	32.95%	6.99%	—
Equity	EQ/MFS Mid Cap Focused Growth — EIMG ; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10%	^	5.60%	5.09%	—
Specialty	EQ/MFS Technology — EIMG ; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10%		16.24%	12.06%	—
Specialty	EQ/MFS Utilities Series — EIMG ; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.05%	^	14.65%	7.33%	—
Equity	EQ/Mid Cap Index — EIMG ; AllianceBernstein L.P.	0.64%	^	6.80%	8.42%	9.99%
Equity	EQ/Mid Cap Value Managed Volatility † — EIMG ; BlackRock Investment Management, LLC	0.97%		4.98%	7.62%	8.20%
Asset Allocation	EQ/Moderate Allocation † — EIMG	1.08%		10.25%	4.14%	5.78%
Asset Allocation	EQ/Moderate Growth Strategy † — EIMG	0.98%		10.83%	5.67%	7.08%
Asset Allocation	EQ/Moderate-Plus Allocation † — EIMG	1.11%		11.50%	5.88%	7.67%
Cash/Cash Equivalent	EQ/Money Market * — EIMG ; Dreyfus, a division of Mellon Investments Corporation	0.67%		3.66%	2.79%	1.73%
Fixed Income	EQ/PIMCO Global Real Return — EIMG ; Pacific Investment Management Company LLC	2.74%	^	5.52%	-0.90%	2.48%
Fixed Income	EQ/PIMCO Ultra Short Bond — EIMG ; Pacific Investment Management Company LLC	0.80%	^	4.47%	2.93%	2.32%
Fixed Income	EQ/Quality Bond PLUS — EIMG ; AllianceBernstein L.P., Pacific Investment Management Company LLC	0.82%		6.32%	-0.19%	1.31%

TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses		Average Annual Total Returns (as of 12/31/2025)
				1 year	5 year	10 year
Equity	EQ/Small Company Index — EIMG ; AllianceBernstein L.P.	0.63%		12.57%	6.16%	9.44%
Equity	EQ/Value Equity — EIMG ; Aristotle Capital Management, LLC	0.91%		11.01%	8.65%	8.47%
Specialty	EQ/Wellington Energy — EIMG ; Wellington Management Company LLP	1.19%	^	12.17%	17.90%	—
Asset Allocation	Equitable Conservative Growth MF/ETF Portfolio — EIMG	1.10%	^	12.03%	4.95%	6.85%
Asset Allocation	Equitable Growth MF/ETF — EIMG	1.15%	^	14.37%	—	—
Asset Allocation	Equitable Moderate Growth MF/ETF — EIMG	1.10%	^	13.43%	—	—
Equity	Multimanager Aggressive Equity — EIMG ; AllianceBernstein L.P.	0.99%		16.30%	11.47%	15.66%
Fixed Income	Multimanager Core Bond (1) — EIMG ; BlackRock Financial Management, Inc., DoubleLine Capital LP, Pacific Investment Management Company LLC, SSGA Funds Management, Inc.	0.93%	^	7.11%	-0.27%	1.72%
Specialty	Multimanager Technology — EIMG ; AllianceBernstein L.P., FIAM LLC, Wellington Management Company LLP	1.23%	^	25.87%	12.46%	19.41%
Asset Allocation	Target 2015 Allocation — EIMG	1.10%	^	9.41%	2.84%	5.08%
Asset Allocation	Target 2025 Allocation — EIMG	1.10%	^	13.12%	5.57%	7.41%
Asset Allocation	Target 2035 Allocation — EIMG	1.05%		15.70%	7.50%	8.95%
Asset Allocation	Target 2045 Allocation — EIMG	1.03%		16.81%	8.58%	9.86%
Asset Allocation	Target 2055 Allocation — EIMG	1.10%	^	17.90%	9.51%	10.81%
^	This Portfolio’s annual expenses reflect temporary fee reductions.
Δ
Certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques (including Fund of Fund Portfolios that invest in other Portfolios that utilize volatility management techniques) that differ from the EQ volatility management strategy. Affiliated Portfolios that utilize these volatility management techniques are identified in the chart by a “
Δ
”. Any such unaffiliated Portfolio is not identified in the chart. See “Portfolios of the Trusts” for more information regarding volatility management.

†
EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ/affiliated Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified in the chart by a “†“. See “Portfolios of the Trusts” for more information regarding volatility management.

*
The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.

(1)
Effective on or about June 29, 2026, and subject to shareholder approval, SSGA Funds Management, Inc. will be replaced as a sub-adviser
to the Portfolio (or an allocated portion thereof) with AllianceBernstein L.P.

Unaffiliated Portfolio Companies:

TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses		Average Annual Total Returns (as of 12/31/2025)
				1 year	5 year	10 year
Fixed Income	American Funds Insurance Series ® The Bond Fund of America ® — Capital Research and Management Company	0.72%	^	6.98%	-0.38%	2.11%
Equity	Fidelity ® VIP Equity-Income Portfolio SM — Fidelity Management and Research Company (FMR)	0.71%		18.75%	12.23%	11.32%
Fixed Income	Fidelity ® VIP Investment Grade Bond Portfolio — Fidelity Management and Research Company (FMR)	0.62%		6.93%	-0.21%	2.45%
Equity	Fidelity ® VIP Mid Cap Portfolio — Fidelity Management and Research Company (FMR)	0.80%		11.49%	9.83%	10.31%
Equity	Invesco V.I. Diversified Dividend Fund — Invesco Advisers, Inc.	0.93%		15.44%	10.53%	8.93%
Equity	MFS ® Massachusetts Investors Growth Stock Portfolio — Massachusetts Financial Services Company	0.97%	^	9.61%	9.74%	13.98%
Fixed Income	Nomura VIP High Income Series — Delaware Management Company ; Nomura Corporate Research and Asset Management Inc.	0.97%		7.17%	3.73%	5.56%
Specialty	PIMCO CommodityRealReturn ® Strategy Portfolio — Pacific Investment Management Company LLC	3.29%	^	18.85%	10.44%	6.42%
Fixed Income	Templeton Global Bond VIP Fund — Franklin Advisers, Inc.	0.75%	^	15.73%	-0.96%	-0.15%
Specialty	VanEck VIP Global Resources Fund — Van Eck Associates Corporation	1.32%		36.17%	10.24%	8.06%
^	This Portfolio’s annual expenses reflect temporary fee reductions.

Index-Linked Option [Line Items]
Index-Linked Options Available, Legend [Text Block]		Information about current limits on Index gains is available at https://equitable.com/equivestsio. See “Structured Investment Option” in “Purchasing the contract” for additional information about the Indices, the Segment Rate of Return calculation methods, and the operation of the Segment Buffer and Performance Cap Rate.
Index-Linked Options Available [Table Text Block]
(b) Index-Linked Options

The following is a list of Segments of the Structured Investment Option (SIO) currently available under the contract. We may change the features of the Segments listed below (including the Index and current limits on Index gains and losses), offer new Segments, and terminate existing Segments. We will provide you with written notice before making any changes other than changes to current limits on Index gains. Information about current limits on Index gains is available at https://equitable.com/equivestsio. See “Structured Investment Option” in “Purchasing the contract” for additional information about the Indices, the Segment Rate of Return calculation methods, and the operation of the Segment Buffer and Performance Cap Rate.

Note: If amounts are removed from a Segment of the SIO before the Segment Maturity Date, we will apply a Contract adjustment based on the Segment Interim Value. This may result in a significant reduction in your account value that could exceed any protection from Index loss that would be in place if you held the option until the Segment Maturity Date.

Index 1	Type of Index	Segment Duration	Segment Rate of Return Calculation Method	Current Limit on Index Loss (if held until Segment Maturity Date)	Minimum Limit on Index Gain for the life of the Segment Type (Performance Cap Rate)
S&P 500 Price Return Index	Market Index	1 year	Standard	-10% Segment Buffer	4% 2
S&P 500 Price Return Index	Market Index	3 year	Standard	-20% Segment Buffer	12%
S&P 500 Price Return Index	Market Index	5 year	Standard	-20% Segment Buffer	20%
Russell 2000 ® Price Return Index	Market Index	1 year	Standard	-10% Segment Buffer	4% 2
Russell 2000 ® Price Return Index	Market Index	3 year	Standard	-20% Segment Buffer	12%
Russell 2000 ® Price Return Index	Market Index	5 year	Standard	-20% Segment Buffer	20%
MSCI EAFE Price Return Index	Market Index	1 year	Standard	-10% Segment Buffer	4% 2
1
Each reference Index is a “price return index,” not a “total return index,” and therefore does not reflect dividends paid on the securities composing the Index. This will reduce the Index return and cause the Index to underperform a direct investment in the securities composing the Index.

2	5% in the State of New York.

We may change the Indices and/or Segment Options, but we will always offer a Segment Option with a Segment Buffer that protects the first 10% of loss. In the future, we may offer other Segment Options that do not provide any downside protection which would mean there is a risk of loss of the entire amount invested. Our minimum Performance Cap Rate for 5 year Standard Segment Types is 20% (12% for 3 year Segments and 4% for 1 year Segments). We will not open a Segment with a Performance Cap Rate below the applicable minimum rate. See Appendix: “State contract availability and/or variations of certain features and benefits” for more information on state variations.

Index-Linked Option Available, Price Return Index Underperforms [Text Block]		Each reference Index is a “price return index,” not a “total return index,” and therefore does not reflect dividends paid on the securities composing the Index. This will reduce the Index return and cause the Index to underperform a direct investment in the securities composing the Index.
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]		10.00%
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]		In the future, we may offer other Segment Options that do not provide any downside protection which would mean there is a risk of loss of the entire amount invested.
Index-Linked Option Available, Lowest Limit on Gains [Percent]		4.00%
Fixed Option [Line Items]
Fixed Options Available Legend [Text Block]		The following is a list of Fixed investment options currently available under the contract.
Fixed Options Available [Table Text Block]
(c) Fixed investment options

The following is a list of Fixed investment options currently available under the contract. We may change the features of the Fixed investment options listed below, offer new Fixed investment options, and terminate existing Fixed investment options. We will provide you with written notice before doing so.

Note: If amounts are removed from a Fixed investment option before the end of its term, we may apply a market value adjustment. This may result in a significant reduction in your account value.

Name	Term	Minimum Guaranteed Rate of Interest
Guaranteed interest option	N/A	1.0%
Account for special dollar cost averaging	3 - 12 months	N/A

For more information, please see “Guaranteed interest option” and “Account for special dollar cost averaging” under “Purchasing the Contract” in the prospectus.

Investment Option Restrictions [Line Items]
Investment Option Available Benefits [Table Text Block]
Investment options: The following are Investment options A and B, as referred to in the “Selecting your investment method” section in “Purchasing the Contract” in the prospectus.

Investments Options A
Guaranteed Interest Option
1290 VT Equity Income	EQ/Janus Enterprise
1290 VT GAMCO Small Company Value	EQ/JPMorgan Value Opportunities
1290 VT Small Cap Value	EQ/Large Cap Core Managed Volatility
1290 VT SmartBeta Equity ESG	EQ/Large Cap Growth Index
1290 VT Socially Responsible	EQ/Large Cap Growth Managed Volatility
EQ/2000 Managed Volatility	EQ/Large Cap Value Index
EQ/400 Managed Volatility	EQ/Large Cap Value Managed Volatility
EQ/500 Managed Volatility	EQ/Lazard Emerging Markets Equity
EQ/AB Dynamic Moderate Growth	EQ/MFS International Growth
EQ/AB Small Cap Growth	EQ/MFS International Intrinsic Value
EQ/Aggressive Growth Strategy	EQ/MFS Mid Cap Focused Growth
EQ/All Asset Growth Allocation	EQ/MFS Technology
EQ/American Century Mid Cap Value	EQ/MFS Utilities Series
EQ/Balanced Strategy	EQ/Mid Cap Index
EQ/ClearBridge Large Cap Growth ESG	EQ/Mid Cap Value Managed Volatility
EQ/ClearBridge Select Equity Managed Volatility	EQ/Moderate Growth Strategy
EQ/Common Stock Index	EQ/Small Company Index
EQ/Conservative Growth Strategy	EQ/T. Rowe Price Growth Stock
EQ/Conservative Strategy	EQ/Value Equity
EQ/Emerging Markets Equity PLUS	EQ/Wellington Energy
EQ/Equity 500 Index	Equitable Conservative Growth MF/ETF
EQ/Fidelity Institutional AM ® Large Cap	Equitable Growth MF/ETF
EQ/Franklin Small Cap Value Managed Volatility	Equitable Moderate Growth MF/ETF
EQ/Global Equity Managed Volatility	Fidelity ® VIP Equity-Income Portfolio SM
EQ/Goldman Sachs Mid Cap Value	Fidelity ® VIP Mid Cap Portfolio
EQ/International Core Managed Volatility	Invesco V.I. Diversified Dividend Fund
EQ/International Equity Index	MFS ® Massachusetts Investors Growth Stock Portfolio
EQ/International Managed Volatility	Multimanager Aggressive Equity
EQ/International Value Managed Volatility	Multimanager Technology
EQ/Invesco Comstock	PIMCO VIT CommodityRealReturn Strategy
EQ/Invesco Global	VanEck VIP Global Resources Fund
EQ/Invesco Global Real Assets

Investments Options B
1290 VT Convertible Securities	EQ/PIMCO Global Real Return
1290 VT DoubleLine Opportunistic Bond	EQ/PIMCO Ultra Short Bond
1290 VT High Yield Bond	Fidelity ® VIP Investment Grade Bond Portfolio
American Funds Insurance Series ® The Bond Fund of America ®	Multimanager Core Bond
EQ/Core Bond Index	Nomura VIP High Income Series
EQ/Money Market	Templeton Global Bond VIP Fund

Item 31A. Non-Variable Annuities [Line Items]
Non-variable Annuities [Table Text Block]
ITEM 31A. Information about Contracts with Index-Linked Options and Fixed Options Subject to a Contract Adjustment.

(a)
For any Contract with Index-Linked Options and/or Fixed Options subject to a Contract Adjustment offered through this registration statement, provide the information required by the following table as of December 31 of the prior calendar year.

Name of the Contract	Number of Contracts outstanding	Total value attributable to the Index- Linked Option and/or Fixed Option subject to a Contract Adjustment	Number of Contracts sold during the prior calendar year	Gross premiums received during the prior calendar year	Amount of Contract value redemmed during the prior year	Combination Contract (Yes/No)
EQUI-VEST (Series 201)	218,327	$382,010,210	7,270	$726,992,791	$786,186,198	Yes

Non-variable Annuities [Line Items]
Non-variable Annuities, Name		EQUI-VEST (Series 201)
Non-variable Annuities, Number Outstanding | Contracts		218,327
Non-variable Annuities, Total Value		$ 382,010,210
Non-variable Annuities, Number Sold | Contracts		7,270
Non-variable Annuities, Gross Premiums		$ 26,992,791
Non-variable Annuities, Value Redeemed		$ 786,186,198
Non-variable Annuities, Combination [Flag]		true
1290 VT Convertible Securities [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Specialty
Portfolio Company Name [Text Block]		1290 VT Convertible Securities
Portfolio Company Adviser [Text Block]		Equitable Investment Management Group, LLC (“EIMG”)
Portfolio Company Subadviser [Text Block]		SSGA Funds Management, Inc.
Current Expenses [Percent]	[8]	0.90%
Average Annual Total Returns, 1 Year [Percent]		15.79%
Average Annual Total Returns, 5 Years [Percent]		2.91%
Average Annual Total Returns, 10 Years [Percent]		8.89%
1290 VT DoubleLine Opportunistic Bond [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Fixed Income
Portfolio Company Name [Text Block]		1290 VT DoubleLine Opportunistic Bond
Portfolio Company Adviser [Text Block]		EIMG
Portfolio Company Subadviser [Text Block]		DoubleLine Capital LP
Current Expenses [Percent]	[8]	0.91%
Average Annual Total Returns, 1 Year [Percent]		7.25%
Average Annual Total Returns, 5 Years [Percent]		0.27%
Average Annual Total Returns, 10 Years [Percent]		2.12%
1290 VT Equity Income [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Equity
Portfolio Company Name [Text Block]		1290 VT Equity Income
Portfolio Company Adviser [Text Block]		EIMG
Portfolio Company Subadviser [Text Block]		Barrow, Hanley, Mewhinney & Strauss, LLC d/b/a Barrow Hanley Global Investors
Current Expenses [Percent]	[8]	0.95%
Average Annual Total Returns, 1 Year [Percent]		13.04%
Average Annual Total Returns, 5 Years [Percent]		11.25%
Average Annual Total Returns, 10 Years [Percent]		8.85%
1290 VT GAMCO Small Company Value [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Equity
Portfolio Company Name [Text Block]		1290 VT GAMCO Small Company Value
Portfolio Company Adviser [Text Block]		EIMG
Portfolio Company Subadviser [Text Block]		GAMCO Asset Management, Inc.
Current Expenses [Percent]		1.05%
Average Annual Total Returns, 1 Year [Percent]		12.82%
Average Annual Total Returns, 5 Years [Percent]		11.24%
Average Annual Total Returns, 10 Years [Percent]		10.77%
1290 VT High Yield Bond [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Fixed Income
Portfolio Company Name [Text Block]		1290 VT High Yield Bond
Portfolio Company Adviser [Text Block]		EIMG
Portfolio Company Subadviser [Text Block]		AXA Investment Managers US Inc., Post Advisory Group, LLC
Current Expenses [Percent]	[8]	1.02%
Average Annual Total Returns, 1 Year [Percent]		7.54%
Average Annual Total Returns, 5 Years [Percent]		3.92%
Average Annual Total Returns, 10 Years [Percent]		5.41%
1290 VT Small Cap Value [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Equity
Portfolio Company Name [Text Block]		1290 VT Small Cap Value
Portfolio Company Adviser [Text Block]		EIMG
Portfolio Company Subadviser [Text Block]		BlackRock Investment Management, LLC, Horizon Kinetics Asset Management LLC
Current Expenses [Percent]	[8]	1.23%
Average Annual Total Returns, 1 Year [Percent]		6.11%
Average Annual Total Returns, 5 Years [Percent]		13.44%
Average Annual Total Returns, 10 Years [Percent]		11.19%
1290 VT SmartBeta Equity ESG [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Equity
Portfolio Company Name [Text Block]		1290 VT SmartBeta Equity ESG
Portfolio Company Adviser [Text Block]		EIMG
Portfolio Company Subadviser [Text Block]		AXA Investment Managers US Inc.
Current Expenses [Percent]		1.10%
Average Annual Total Returns, 1 Year [Percent]		13.95%
Average Annual Total Returns, 5 Years [Percent]		10.21%
Average Annual Total Returns, 10 Years [Percent]		10.74%
1290 VT Socially Responsible [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Equity
Portfolio Company Name [Text Block]		1290 VT Socially Responsible
Portfolio Company Adviser [Text Block]		EIMG
Portfolio Company Subadviser [Text Block]		BlackRock Investment Management, LLC
Current Expenses [Percent]		0.90%
Average Annual Total Returns, 1 Year [Percent]		17.23%
Average Annual Total Returns, 5 Years [Percent]		13.04%
Average Annual Total Returns, 10 Years [Percent]		13.83%
EQ/2000 Managed Volatility [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Equity
Portfolio Company Name [Text Block]	[9]	EQ/2000 Managed Volatility
Portfolio Company Adviser [Text Block]		EIMG
Portfolio Company Subadviser [Text Block]		AllianceBernstein L.P., BlackRock Investment Management, LLC
Current Expenses [Percent]		0.84%
Average Annual Total Returns, 1 Year [Percent]		9.32%
Average Annual Total Returns, 5 Years [Percent]		4.40%
Average Annual Total Returns, 10 Years [Percent]		8.33%
EQ/400 Managed Volatility [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Equity
Portfolio Company Name [Text Block]	[9]	EQ/400 Managed Volatility
Portfolio Company Adviser [Text Block]		EIMG
Portfolio Company Subadviser [Text Block]		AllianceBernstein L.P., BlackRock Investment Management, LLC
Current Expenses [Percent]	[8]	0.85%
Average Annual Total Returns, 1 Year [Percent]		3.31%
Average Annual Total Returns, 5 Years [Percent]		7.06%
Average Annual Total Returns, 10 Years [Percent]		9.21%
EQ/500 Managed Volatility [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Equity
Portfolio Company Name [Text Block]	[9]	EQ/500 Managed Volatility
Portfolio Company Adviser [Text Block]		EIMG
Portfolio Company Subadviser [Text Block]		AllianceBernstein L.P., BlackRock Investment Management, LLC
Current Expenses [Percent]		0.80%
Average Annual Total Returns, 1 Year [Percent]		13.33%
Average Annual Total Returns, 5 Years [Percent]		12.43%
Average Annual Total Returns, 10 Years [Percent]		13.15%
EQ/AB Dynamic Moderate Growth [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Asset Allocation
Portfolio Company Name [Text Block]	[10]	EQ/AB Dynamic Moderate Growth
Portfolio Company Adviser [Text Block]		EIMG
Portfolio Company Subadviser [Text Block]		AllianceBernstein L.P.
Current Expenses [Percent]		1.13%
Average Annual Total Returns, 1 Year [Percent]		13.46%
Average Annual Total Returns, 5 Years [Percent]		6.31%
Average Annual Total Returns, 10 Years [Percent]		6.12%
EQ/AB Small Cap Growth [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Equity
Portfolio Company Name [Text Block]		EQ/AB Small Cap Growth
Portfolio Company Adviser [Text Block]		EIMG
Portfolio Company Subadviser [Text Block]		AllianceBernstein L.P.
Current Expenses [Percent]		0.92%
Average Annual Total Returns, 1 Year [Percent]		9.21%
Average Annual Total Returns, 5 Years [Percent]		3.43%
Average Annual Total Returns, 10 Years [Percent]		10.10%
EQ/Aggressive Allocation [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Asset Allocation
Portfolio Company Name [Text Block]	[9]	EQ/Aggressive Allocation
Portfolio Company Adviser [Text Block]		EIMG
Current Expenses [Percent]		1.15%
Average Annual Total Returns, 1 Year [Percent]		12.97%
Average Annual Total Returns, 5 Years [Percent]		7.79%
Average Annual Total Returns, 10 Years [Percent]		9.47%
EQ/Aggressive Growth Strategy [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Asset Allocation
Portfolio Company Name [Text Block]	[9]	EQ/Aggressive Growth Strategy
Portfolio Company Adviser [Text Block]		EIMG
Current Expenses [Percent]		1.01%
Average Annual Total Returns, 1 Year [Percent]		12.17%
Average Annual Total Returns, 5 Years [Percent]		7.61%
Average Annual Total Returns, 10 Years [Percent]		9.04%
EQ/All Asset Growth Allocation [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Asset Allocation
Portfolio Company Name [Text Block]		EQ/All Asset Growth Allocation
Portfolio Company Adviser [Text Block]		EIMG
Current Expenses [Percent]	[8]	1.25%
Average Annual Total Returns, 1 Year [Percent]		17.18%
Average Annual Total Returns, 5 Years [Percent]		7.12%
Average Annual Total Returns, 10 Years [Percent]		8.28%
EQ/American Century Mid Cap Value [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Equity
Portfolio Company Name [Text Block]		EQ/American Century Mid Cap Value
Portfolio Company Adviser [Text Block]		EIMG
Portfolio Company Subadviser [Text Block]		American Century Investment Management, Inc.
Current Expenses [Percent]	[8]	1.00%
Average Annual Total Returns, 1 Year [Percent]		8.72%
Average Annual Total Returns, 5 Years [Percent]		8.64%
Average Annual Total Returns, 10 Years [Percent]		0.00%
EQ/Balanced Strategy [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Asset Allocation
Portfolio Company Name [Text Block]	[9]	EQ/Balanced Strategy
Portfolio Company Adviser [Text Block]		EIMG
Current Expenses [Percent]		0.97%
Average Annual Total Returns, 1 Year [Percent]		10.05%
Average Annual Total Returns, 5 Years [Percent]		4.68%
Average Annual Total Returns, 10 Years [Percent]		6.08%
EQ/ClearBridge Large Cap Growth ESG [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Equity
Portfolio Company Name [Text Block]		EQ/ClearBridge Large Cap Growth ESG
Portfolio Company Adviser [Text Block]		EIMG
Portfolio Company Subadviser [Text Block]		ClearBridge Investments, LLC
Current Expenses [Percent]	[8]	1.00%
Average Annual Total Returns, 1 Year [Percent]		7.69%
Average Annual Total Returns, 5 Years [Percent]		10.47%
Average Annual Total Returns, 10 Years [Percent]		13.63%
EQ/ClearBridge Select Equity Managed Volatility [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Equity
Portfolio Company Name [Text Block]	[9]	EQ/ClearBridge Select Equity Managed Volatility
Portfolio Company Adviser [Text Block]		EIMG
Portfolio Company Subadviser [Text Block]		BlackRock Investment Management, LLC, ClearBridge Investments, LLC
Current Expenses [Percent]	[8]	1.06%
Average Annual Total Returns, 1 Year [Percent]		7.66%
Average Annual Total Returns, 5 Years [Percent]		8.42%
Average Annual Total Returns, 10 Years [Percent]		12.21%
EQ/Common Stock Index [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Equity
Portfolio Company Name [Text Block]		EQ/Common Stock Index
Portfolio Company Adviser [Text Block]		EIMG
Portfolio Company Subadviser [Text Block]		AllianceBernstein L.P.
Current Expenses [Percent]	[8]	0.67%
Average Annual Total Returns, 1 Year [Percent]		16.28%
Average Annual Total Returns, 5 Years [Percent]		12.50%
Average Annual Total Returns, 10 Years [Percent]		13.55%
EQ/Conservative Allocation [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Asset Allocation
Portfolio Company Name [Text Block]	[9]	EQ/Conservative Allocation
Portfolio Company Adviser [Text Block]		EIMG
Current Expenses [Percent]	[8]	1.00%
Average Annual Total Returns, 1 Year [Percent]		7.48%
Average Annual Total Returns, 5 Years [Percent]		1.74%
Average Annual Total Returns, 10 Years [Percent]		3.11%
EQ/Conservative Growth Strategy [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Asset Allocation
Portfolio Company Name [Text Block]	[9]	EQ/Conservative Growth Strategy
Portfolio Company Adviser [Text Block]		EIMG
Current Expenses [Percent]		0.97%
Average Annual Total Returns, 1 Year [Percent]		9.32%
Average Annual Total Returns, 5 Years [Percent]		3.76%
Average Annual Total Returns, 10 Years [Percent]		5.10%
EQ/Conservative Strategy [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Asset Allocation
Portfolio Company Name [Text Block]	[9]	EQ/Conservative Strategy
Portfolio Company Adviser [Text Block]		EIMG
Current Expenses [Percent]		0.95%
Average Annual Total Returns, 1 Year [Percent]		7.86%
Average Annual Total Returns, 5 Years [Percent]		1.93%
Average Annual Total Returns, 10 Years [Percent]		3.12%
EQ/Conservative-Plus Allocation [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Asset Allocation
Portfolio Company Name [Text Block]	[9]	EQ/Conservative-Plus Allocation
Portfolio Company Adviser [Text Block]		EIMG
Current Expenses [Percent]		1.09%
Average Annual Total Returns, 1 Year [Percent]		9.06%
Average Annual Total Returns, 5 Years [Percent]		3.38%
Average Annual Total Returns, 10 Years [Percent]		4.94%
EQ/Core Bond Index [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Fixed Income
Portfolio Company Name [Text Block]	[11]	EQ/Core Bond Index
Portfolio Company Adviser [Text Block]		EIMG
Portfolio Company Subadviser [Text Block]		SSGA Funds Management, Inc.
Current Expenses [Percent]	[8]	0.62%
Average Annual Total Returns, 1 Year [Percent]		6.43%
Average Annual Total Returns, 5 Years [Percent]		0.35%
Average Annual Total Returns, 10 Years [Percent]		1.70%
EQ/Core Plus Bond [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Fixed Income
Portfolio Company Name [Text Block]		EQ/Core Plus Bond
Portfolio Company Adviser [Text Block]		EIMG
Portfolio Company Subadviser [Text Block]		Brandywine Global Investment Management, LLC, Loomis, Sayles & Company, L.P.
Current Expenses [Percent]	[8]	0.93%
Average Annual Total Returns, 1 Year [Percent]		8.58%
Average Annual Total Returns, 5 Years [Percent]		(0.68%)
Average Annual Total Returns, 10 Years [Percent]		2.17%
EQ/Emerging Markets Equity PLUS [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Equity
Portfolio Company Name [Text Block]		EQ/Emerging Markets Equity PLUS
Portfolio Company Adviser [Text Block]		EIMG
Portfolio Company Subadviser [Text Block]		AllianceBernstein L.P., EARNEST Partners, LLC
Current Expenses [Percent]	[8]	1.20%
Average Annual Total Returns, 1 Year [Percent]		33.46%
Average Annual Total Returns, 5 Years [Percent]		4.64%
Average Annual Total Returns, 10 Years [Percent]		7.73%
EQ/Equity 500 Index [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Equity
Portfolio Company Name [Text Block]		EQ/Equity 500 Index
Portfolio Company Adviser [Text Block]		EIMG
Portfolio Company Subadviser [Text Block]		AllianceBernstein L.P.
Current Expenses [Percent]	[8]	0.53%
Average Annual Total Returns, 1 Year [Percent]		17.23%
Average Annual Total Returns, 5 Years [Percent]		13.79%
Average Annual Total Returns, 10 Years [Percent]		14.15%
EQ/Fidelity Institutional AM® Large Cap [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Equity
Portfolio Company Name [Text Block]		EQ/Fidelity Institutional AM ® Large Cap
Portfolio Company Adviser [Text Block]		EIMG
Portfolio Company Subadviser [Text Block]		FIAM LLC
Current Expenses [Percent]	[8]	0.87%
Average Annual Total Returns, 1 Year [Percent]		18.34%
Average Annual Total Returns, 5 Years [Percent]		13.86%
Average Annual Total Returns, 10 Years [Percent]		0.00%
EQ/Franklin Small Cap Value Managed Volatility [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Equity
Portfolio Company Name [Text Block]	[9]	EQ/Franklin Small Cap Value Managed Volatility
Portfolio Company Adviser [Text Block]		EIMG
Portfolio Company Subadviser [Text Block]		BlackRock Investment Management, LLC, Franklin Mutual Advisers, LLC
Current Expenses [Percent]	[8]	1.05%
Average Annual Total Returns, 1 Year [Percent]		7.06%
Average Annual Total Returns, 5 Years [Percent]		6.11%
Average Annual Total Returns, 10 Years [Percent]		8.71%
EQ/Global Equity Managed Volatility [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Equity
Portfolio Company Name [Text Block]	[9]	EQ/Global Equity Managed Volatility
Portfolio Company Adviser [Text Block]		EIMG
Portfolio Company Subadviser [Text Block]		BlackRock Investment Management, LLC
Current Expenses [Percent]	[8]	1.08%
Average Annual Total Returns, 1 Year [Percent]		19.14%
Average Annual Total Returns, 5 Years [Percent]		8.33%
Average Annual Total Returns, 10 Years [Percent]		9.47%
EQ/Goldman Sachs Mid Cap Value [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Equity
Portfolio Company Name [Text Block]		EQ/Goldman Sachs Mid Cap Value
Portfolio Company Adviser [Text Block]		EIMG
Portfolio Company Subadviser [Text Block]		Goldman Sachs Asset Management L.P.
Current Expenses [Percent]	[8]	1.09%
Average Annual Total Returns, 1 Year [Percent]		9.22%
Average Annual Total Returns, 5 Years [Percent]		9.66%
Average Annual Total Returns, 10 Years [Percent]		0.00%
EQ/International Core Managed Volatility [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Equity
Portfolio Company Name [Text Block]	[9]	EQ/International Core Managed Volatility
Portfolio Company Adviser [Text Block]		EIMG
Portfolio Company Subadviser [Text Block]		BlackRock Investment Management, LLC
Current Expenses [Percent]		1.06%
Average Annual Total Returns, 1 Year [Percent]		26.12%
Average Annual Total Returns, 5 Years [Percent]		7.52%
Average Annual Total Returns, 10 Years [Percent]		7.48%
EQ/International Equity Index [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Equity
Portfolio Company Name [Text Block]		EQ/International Equity Index
Portfolio Company Adviser [Text Block]		EIMG
Portfolio Company Subadviser [Text Block]		AllianceBernstein L.P.
Current Expenses [Percent]	[8]	0.72%
Average Annual Total Returns, 1 Year [Percent]		31.46%
Average Annual Total Returns, 5 Years [Percent]		9.91%
Average Annual Total Returns, 10 Years [Percent]		8.07%
EQ/International Managed Volatility [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Equity
Portfolio Company Name [Text Block]	[9]	EQ/International Managed Volatility
Portfolio Company Adviser [Text Block]		EIMG
Portfolio Company Subadviser [Text Block]		AllianceBernstein L.P., BlackRock Investment Management, LLC
Current Expenses [Percent]		0.86%
Average Annual Total Returns, 1 Year [Percent]		25.90%
Average Annual Total Returns, 5 Years [Percent]		7.28%
Average Annual Total Returns, 10 Years [Percent]		6.92%
EQ/International Value Managed Volatility [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Equity
Portfolio Company Name [Text Block]	[9]	EQ/International Value Managed Volatility
Portfolio Company Adviser [Text Block]		EIMG
Portfolio Company Subadviser [Text Block]		BlackRock Investment Management, LLC, Harris Associates LP
Current Expenses [Percent]		1.04%
Average Annual Total Returns, 1 Year [Percent]		26.66%
Average Annual Total Returns, 5 Years [Percent]		7.75%
Average Annual Total Returns, 10 Years [Percent]		6.77%
EQ/Invesco Comstock [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Equity
Portfolio Company Name [Text Block]		EQ/Invesco Comstock
Portfolio Company Adviser [Text Block]		EIMG
Portfolio Company Subadviser [Text Block]		Invesco Advisers, Inc.
Current Expenses [Percent]	[8]	1.00%
Average Annual Total Returns, 1 Year [Percent]		16.93%
Average Annual Total Returns, 5 Years [Percent]		14.99%
Average Annual Total Returns, 10 Years [Percent]		11.71%
EQ/Invesco Global [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Equity
Portfolio Company Name [Text Block]		EQ/Invesco Global
Portfolio Company Adviser [Text Block]		EIMG
Portfolio Company Subadviser [Text Block]		Invesco Advisers, Inc.
Current Expenses [Percent]	[8]	1.10%
Average Annual Total Returns, 1 Year [Percent]		15.40%
Average Annual Total Returns, 5 Years [Percent]		6.95%
Average Annual Total Returns, 10 Years [Percent]		10.59%
EQ/Invesco Global Real Assets [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Specialty
Portfolio Company Name [Text Block]		EQ/Invesco Global Real Assets
Portfolio Company Adviser [Text Block]		EIMG
Portfolio Company Subadviser [Text Block]		Invesco Advisers, Inc.
Current Expenses [Percent]		1.16%
Average Annual Total Returns, 1 Year [Percent]		15.93%
Average Annual Total Returns, 5 Years [Percent]		7.11%
Average Annual Total Returns, 10 Years [Percent]		0.00%
EQ/Janus Enterprise [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Equity
Portfolio Company Name [Text Block]		EQ/Janus Enterprise
Portfolio Company Adviser [Text Block]		EIMG
Portfolio Company Subadviser [Text Block]		Janus Henderson Investors US LLC
Current Expenses [Percent]		1.04%
Average Annual Total Returns, 1 Year [Percent]		8.05%
Average Annual Total Returns, 5 Years [Percent]		7.06%
Average Annual Total Returns, 10 Years [Percent]		10.61%
EQ/JPMorgan Growth Stock [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Equity
Portfolio Company Name [Text Block]		EQ/JPMorgan Growth Stock
Portfolio Company Adviser [Text Block]		EIMG
Portfolio Company Subadviser [Text Block]		J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	[8]	0.96%
Average Annual Total Returns, 1 Year [Percent]		14.76%
Average Annual Total Returns, 5 Years [Percent]		9.43%
Average Annual Total Returns, 10 Years [Percent]		14.08%
EQ/JPMorgan Value Opportunities [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Equity
Portfolio Company Name [Text Block]		EQ/JPMorgan Value Opportunities
Portfolio Company Adviser [Text Block]		EIMG
Portfolio Company Subadviser [Text Block]		J.P. Morgan Investment Management Inc.
Current Expenses [Percent]		0.95%
Average Annual Total Returns, 1 Year [Percent]		15.40%
Average Annual Total Returns, 5 Years [Percent]		12.77%
Average Annual Total Returns, 10 Years [Percent]		12.08%
EQ/Large Cap Core Managed Volatility [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Equity
Portfolio Company Name [Text Block]	[9]	EQ/Large Cap Core Managed Volatility
Portfolio Company Adviser [Text Block]		EIMG
Portfolio Company Subadviser [Text Block]		BlackRock Investment Management, LLC
Current Expenses [Percent]		0.88%
Average Annual Total Returns, 1 Year [Percent]		10.88%
Average Annual Total Returns, 5 Years [Percent]		12.03%
Average Annual Total Returns, 10 Years [Percent]		12.83%
EQ/Large Cap Growth Index [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Equity
Portfolio Company Name [Text Block]		EQ/Large Cap Growth Index
Portfolio Company Adviser [Text Block]		EIMG
Portfolio Company Subadviser [Text Block]		AllianceBernstein L.P.
Current Expenses [Percent]		0.71%
Average Annual Total Returns, 1 Year [Percent]		17.74%
Average Annual Total Returns, 5 Years [Percent]		14.51%
Average Annual Total Returns, 10 Years [Percent]		17.26%
EQ/Large Cap Growth Managed Volatility [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Equity
Portfolio Company Name [Text Block]	[9]	EQ/Large Cap Growth Managed Volatility
Portfolio Company Adviser [Text Block]		EIMG
Portfolio Company Subadviser [Text Block]		BlackRock Investment Management, LLC
Current Expenses [Percent]		0.87%
Average Annual Total Returns, 1 Year [Percent]		11.06%
Average Annual Total Returns, 5 Years [Percent]		11.64%
Average Annual Total Returns, 10 Years [Percent]		15.01%
EQ/Large Cap Value Index [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Equity
Portfolio Company Name [Text Block]		EQ/Large Cap Value Index
Portfolio Company Adviser [Text Block]		EIMG
Portfolio Company Subadviser [Text Block]		AllianceBernstein L.P.
Current Expenses [Percent]		0.74%
Average Annual Total Returns, 1 Year [Percent]		15.04%
Average Annual Total Returns, 5 Years [Percent]		10.52%
Average Annual Total Returns, 10 Years [Percent]		9.77%
EQ/Large Cap Value Managed Volatility [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Equity
Portfolio Company Name [Text Block]	[9]	EQ/Large Cap Value Managed Volatility
Portfolio Company Adviser [Text Block]		EIMG
Portfolio Company Subadviser [Text Block]		AllianceBernstein L.P.
Current Expenses [Percent]		0.86%
Average Annual Total Returns, 1 Year [Percent]		10.62%
Average Annual Total Returns, 5 Years [Percent]		9.69%
Average Annual Total Returns, 10 Years [Percent]		9.56%
EQ/Lazard Emerging Markets Equity [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Equity
Portfolio Company Name [Text Block]		EQ/Lazard Emerging Markets Equity
Portfolio Company Adviser [Text Block]		EIMG
Portfolio Company Subadviser [Text Block]		Lazard Asset Management LLC
Current Expenses [Percent]	[8]	1.35%
Average Annual Total Returns, 1 Year [Percent]		42.06%
Average Annual Total Returns, 5 Years [Percent]		10.84%
Average Annual Total Returns, 10 Years [Percent]		0.00%
EQ/MFS International Growth [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Equity
Portfolio Company Name [Text Block]		EQ/MFS International Growth
Portfolio Company Adviser [Text Block]		EIMG
Portfolio Company Subadviser [Text Block]		Massachusetts Financial Services Company d/b/a MFS Investment Management
Current Expenses [Percent]	[8]	1.10%
Average Annual Total Returns, 1 Year [Percent]		20.90%
Average Annual Total Returns, 5 Years [Percent]		6.90%
Average Annual Total Returns, 10 Years [Percent]		9.61%
EQ/MFS International Intrinsic Value [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Equity
Portfolio Company Name [Text Block]		EQ/MFS International Intrinsic Value
Portfolio Company Adviser [Text Block]		EIMG
Portfolio Company Subadviser [Text Block]		Massachusetts Financial Services Company d/b/a MFS Investment Management
Current Expenses [Percent]	[8]	1.15%
Average Annual Total Returns, 1 Year [Percent]		32.95%
Average Annual Total Returns, 5 Years [Percent]		6.99%
Average Annual Total Returns, 10 Years [Percent]		0.00%
EQ/MFS Mid Cap Focused Growth [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Equity
Portfolio Company Name [Text Block]		EQ/MFS Mid Cap Focused Growth
Portfolio Company Adviser [Text Block]		EIMG
Portfolio Company Subadviser [Text Block]		Massachusetts Financial Services Company d/b/a MFS Investment Management
Current Expenses [Percent]	[8]	1.10%
Average Annual Total Returns, 1 Year [Percent]		5.60%
Average Annual Total Returns, 5 Years [Percent]		5.09%
Average Annual Total Returns, 10 Years [Percent]		0.00%
EQ/MFS Technology [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Specialty
Portfolio Company Name [Text Block]		EQ/MFS Technology
Portfolio Company Adviser [Text Block]		EIMG
Portfolio Company Subadviser [Text Block]		Massachusetts Financial Services Company d/b/a MFS Investment Management
Current Expenses [Percent]		1.10%
Average Annual Total Returns, 1 Year [Percent]		16.24%
Average Annual Total Returns, 5 Years [Percent]		12.06%
Average Annual Total Returns, 10 Years [Percent]		0.00%
EQ/MFS Utilities Series [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Specialty
Portfolio Company Name [Text Block]		EQ/MFS Utilities Series
Portfolio Company Adviser [Text Block]		EIMG
Portfolio Company Subadviser [Text Block]		Massachusetts Financial Services Company d/b/a MFS Investment Management
Current Expenses [Percent]	[8]	1.05%
Average Annual Total Returns, 1 Year [Percent]		14.65%
Average Annual Total Returns, 5 Years [Percent]		7.33%
Average Annual Total Returns, 10 Years [Percent]		0.00%
EQ/Mid Cap Index [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Equity
Portfolio Company Name [Text Block]		EQ/Mid Cap Index
Portfolio Company Adviser [Text Block]		EIMG
Portfolio Company Subadviser [Text Block]		AllianceBernstein L.P.
Current Expenses [Percent]	[8]	0.64%
Average Annual Total Returns, 1 Year [Percent]		6.80%
Average Annual Total Returns, 5 Years [Percent]		8.42%
Average Annual Total Returns, 10 Years [Percent]		9.99%
EQ/Mid Cap Value Managed Volatility [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Equity
Portfolio Company Name [Text Block]	[9]	EQ/Mid Cap Value Managed Volatility
Portfolio Company Adviser [Text Block]		EIMG
Portfolio Company Subadviser [Text Block]		BlackRock Investment Management, LLC
Current Expenses [Percent]		0.97%
Average Annual Total Returns, 1 Year [Percent]		4.98%
Average Annual Total Returns, 5 Years [Percent]		7.62%
Average Annual Total Returns, 10 Years [Percent]		8.20%
EQ/Moderate Allocation [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Asset Allocation
Portfolio Company Name [Text Block]	[9]	EQ/Moderate Allocation
Portfolio Company Adviser [Text Block]		EIMG
Current Expenses [Percent]		1.08%
Average Annual Total Returns, 1 Year [Percent]		10.25%
Average Annual Total Returns, 5 Years [Percent]		4.14%
Average Annual Total Returns, 10 Years [Percent]		5.78%
EQ/Moderate Growth Strategy [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Asset Allocation
Portfolio Company Name [Text Block]	[9]	EQ/Moderate Growth Strategy
Portfolio Company Adviser [Text Block]		EIMG
Current Expenses [Percent]		0.98%
Average Annual Total Returns, 1 Year [Percent]		10.83%
Average Annual Total Returns, 5 Years [Percent]		5.67%
Average Annual Total Returns, 10 Years [Percent]		7.08%
EQ/Moderate-Plus Allocation [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Asset Allocation
Portfolio Company Name [Text Block]	[9]	EQ/Moderate-Plus Allocation
Portfolio Company Adviser [Text Block]		EIMG
Current Expenses [Percent]		1.11%
Average Annual Total Returns, 1 Year [Percent]		11.50%
Average Annual Total Returns, 5 Years [Percent]		5.88%
Average Annual Total Returns, 10 Years [Percent]		7.67%
EQ/Money Market [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Cash/Cash Equivalent
Portfolio Company Name [Text Block]	[12]	EQ/Money Market
Portfolio Company Adviser [Text Block]		EIMG
Portfolio Company Subadviser [Text Block]		Dreyfus, a division of Mellon Investments Corporation
Current Expenses [Percent]		0.67%
Average Annual Total Returns, 1 Year [Percent]		3.66%
Average Annual Total Returns, 5 Years [Percent]		2.79%
Average Annual Total Returns, 10 Years [Percent]		1.73%
EQ/PIMCO Global Real Return [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Fixed Income
Portfolio Company Name [Text Block]		EQ/PIMCO Global Real Return
Portfolio Company Adviser [Text Block]		EIMG
Portfolio Company Subadviser [Text Block]		Pacific Investment Management Company LLC
Current Expenses [Percent]	[8]	2.74%
Average Annual Total Returns, 1 Year [Percent]		5.52%
Average Annual Total Returns, 5 Years [Percent]		(0.90%)
Average Annual Total Returns, 10 Years [Percent]		2.48%
EQ/PIMCO Ultra Short Bond [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Fixed Income
Portfolio Company Name [Text Block]		EQ/PIMCO Ultra Short Bond
Portfolio Company Adviser [Text Block]		EIMG
Portfolio Company Subadviser [Text Block]		Pacific Investment Management Company LLC
Current Expenses [Percent]	[8]	0.80%
Average Annual Total Returns, 1 Year [Percent]		4.47%
Average Annual Total Returns, 5 Years [Percent]		2.93%
Average Annual Total Returns, 10 Years [Percent]		2.32%
EQ/Quality Bond PLUS [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Fixed Income
Portfolio Company Name [Text Block]		EQ/Quality Bond PLUS
Portfolio Company Adviser [Text Block]		EIMG
Portfolio Company Subadviser [Text Block]		AllianceBernstein L.P., Pacific Investment Management Company LLC
Current Expenses [Percent]		0.82%
Average Annual Total Returns, 1 Year [Percent]		6.32%
Average Annual Total Returns, 5 Years [Percent]		(0.19%)
Average Annual Total Returns, 10 Years [Percent]		1.31%
EQ/Small Company Index [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Equity
Portfolio Company Name [Text Block]		EQ/Small Company Index
Portfolio Company Adviser [Text Block]		EIMG
Portfolio Company Subadviser [Text Block]		AllianceBernstein L.P.
Current Expenses [Percent]		0.63%
Average Annual Total Returns, 1 Year [Percent]		12.57%
Average Annual Total Returns, 5 Years [Percent]		6.16%
Average Annual Total Returns, 10 Years [Percent]		9.44%
EQ/Value Equity [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Equity
Portfolio Company Name [Text Block]		EQ/Value Equity
Portfolio Company Adviser [Text Block]		EIMG
Portfolio Company Subadviser [Text Block]		Aristotle Capital Management, LLC
Current Expenses [Percent]		0.91%
Average Annual Total Returns, 1 Year [Percent]		11.01%
Average Annual Total Returns, 5 Years [Percent]		8.65%
Average Annual Total Returns, 10 Years [Percent]		8.47%
EQ/Wellington Energy [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Specialty
Portfolio Company Name [Text Block]		EQ/Wellington Energy
Portfolio Company Adviser [Text Block]		EIMG
Portfolio Company Subadviser [Text Block]		Wellington Management Company LLP
Current Expenses [Percent]	[8]	1.19%
Average Annual Total Returns, 1 Year [Percent]		12.17%
Average Annual Total Returns, 5 Years [Percent]		17.90%
Average Annual Total Returns, 10 Years [Percent]		0.00%
Equitable Conservative Growth MF/ETF Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Asset Allocation
Portfolio Company Name [Text Block]		Equitable Conservative Growth MF/ETF Portfolio
Portfolio Company Adviser [Text Block]		EIMG
Current Expenses [Percent]	[8]	1.10%
Average Annual Total Returns, 1 Year [Percent]		12.03%
Average Annual Total Returns, 5 Years [Percent]		4.95%
Average Annual Total Returns, 10 Years [Percent]		6.85%
Equitable Growth MF/ETF [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Asset Allocation
Portfolio Company Name [Text Block]		Equitable Growth MF/ETF
Portfolio Company Adviser [Text Block]		EIMG
Current Expenses [Percent]	[8]	1.15%
Average Annual Total Returns, 1 Year [Percent]		14.37%
Average Annual Total Returns, 5 Years [Percent]		0.00%
Average Annual Total Returns, 10 Years [Percent]		0.00%
Equitable Moderate Growth MF/ETF [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Asset Allocation
Portfolio Company Name [Text Block]		Equitable Moderate Growth MF/ETF
Portfolio Company Adviser [Text Block]		EIMG
Current Expenses [Percent]	[8]	1.10%
Average Annual Total Returns, 1 Year [Percent]		13.43%
Average Annual Total Returns, 5 Years [Percent]		0.00%
Average Annual Total Returns, 10 Years [Percent]		0.00%
Multimanager Aggressive Equity [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Equity
Portfolio Company Name [Text Block]		Multimanager Aggressive Equity
Portfolio Company Adviser [Text Block]		EIMG
Portfolio Company Subadviser [Text Block]		AllianceBernstein L.P.
Current Expenses [Percent]		0.99%
Average Annual Total Returns, 1 Year [Percent]		16.30%
Average Annual Total Returns, 5 Years [Percent]		11.47%
Average Annual Total Returns, 10 Years [Percent]		15.66%
Multimanager Core Bond [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Fixed Income
Portfolio Company Name [Text Block]	[11]	Multimanager Core Bond
Portfolio Company Adviser [Text Block]		EIMG
Portfolio Company Subadviser [Text Block]		BlackRock Financial Management, Inc., DoubleLine Capital LP, Pacific Investment Management Company LLC, SSGA Funds Management, Inc.
Current Expenses [Percent]	[8]	0.93%
Average Annual Total Returns, 1 Year [Percent]		7.11%
Average Annual Total Returns, 5 Years [Percent]		(0.27%)
Average Annual Total Returns, 10 Years [Percent]		1.72%
Multimanager Technology [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Specialty
Portfolio Company Name [Text Block]		Multimanager Technology
Portfolio Company Adviser [Text Block]		EIMG
Portfolio Company Subadviser [Text Block]		AllianceBernstein L.P., FIAM LLC, Wellington Management Company LLP
Current Expenses [Percent]	[8]	1.23%
Average Annual Total Returns, 1 Year [Percent]		25.87%
Average Annual Total Returns, 5 Years [Percent]		12.46%
Average Annual Total Returns, 10 Years [Percent]		19.41%
Target 2015 Allocation [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Asset Allocation
Portfolio Company Name [Text Block]		Target 2015 Allocation
Portfolio Company Adviser [Text Block]		EIMG
Current Expenses [Percent]	[8]	1.10%
Average Annual Total Returns, 1 Year [Percent]		9.41%
Average Annual Total Returns, 5 Years [Percent]		2.84%
Average Annual Total Returns, 10 Years [Percent]		5.08%
Target 2025 Allocation [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Asset Allocation
Portfolio Company Name [Text Block]		Target 2025 Allocation
Portfolio Company Adviser [Text Block]		EIMG
Current Expenses [Percent]	[8]	1.10%
Average Annual Total Returns, 1 Year [Percent]		13.12%
Average Annual Total Returns, 5 Years [Percent]		5.57%
Average Annual Total Returns, 10 Years [Percent]		7.41%
Target 2035 Allocation [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Asset Allocation
Portfolio Company Name [Text Block]		Target 2035 Allocation
Portfolio Company Adviser [Text Block]		EIMG
Current Expenses [Percent]		1.05%
Average Annual Total Returns, 1 Year [Percent]		15.70%
Average Annual Total Returns, 5 Years [Percent]		7.50%
Average Annual Total Returns, 10 Years [Percent]		8.95%
Target 2045 Allocation [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Asset Allocation
Portfolio Company Name [Text Block]		Target 2045 Allocation
Portfolio Company Adviser [Text Block]		EIMG
Current Expenses [Percent]		1.03%
Average Annual Total Returns, 1 Year [Percent]		16.81%
Average Annual Total Returns, 5 Years [Percent]		8.58%
Average Annual Total Returns, 10 Years [Percent]		9.86%
Target 2055 Allocation [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Asset Allocation
Portfolio Company Name [Text Block]		Target 2055 Allocation
Portfolio Company Adviser [Text Block]		EIMG
Current Expenses [Percent]	[8]	1.10%
Average Annual Total Returns, 1 Year [Percent]		17.90%
Average Annual Total Returns, 5 Years [Percent]		9.51%
Average Annual Total Returns, 10 Years [Percent]		10.81%
American Funds Insurance Series® The Bond Fund of America® [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Fixed Income
Portfolio Company Name [Text Block]		American Funds Insurance Series ® The Bond Fund of America ®
Portfolio Company Adviser [Text Block]		Capital Research and Management Company
Current Expenses [Percent]	[8]	0.72%
Average Annual Total Returns, 1 Year [Percent]		6.98%
Average Annual Total Returns, 5 Years [Percent]		(0.38%)
Average Annual Total Returns, 10 Years [Percent]		2.11%
Fidelity® VIP Equity-Income PortfolioSM [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Equity
Portfolio Company Name [Text Block]		Fidelity ® VIP Equity-Income Portfolio SM
Portfolio Company Adviser [Text Block]		Fidelity Management and Research Company (FMR)
Current Expenses [Percent]		0.71%
Average Annual Total Returns, 1 Year [Percent]		18.75%
Average Annual Total Returns, 5 Years [Percent]		12.23%
Average Annual Total Returns, 10 Years [Percent]		11.32%
Fidelity® VIP Investment Grade Bond Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Fixed Income
Portfolio Company Name [Text Block]		Fidelity ® VIP Investment Grade Bond Portfolio
Portfolio Company Adviser [Text Block]		Fidelity Management and Research Company (FMR)
Current Expenses [Percent]		0.62%
Average Annual Total Returns, 1 Year [Percent]		6.93%
Average Annual Total Returns, 5 Years [Percent]		(0.21%)
Average Annual Total Returns, 10 Years [Percent]		2.45%
Fidelity® VIP Mid Cap Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Equity
Portfolio Company Name [Text Block]		Fidelity ® VIP Mid Cap Portfolio
Portfolio Company Adviser [Text Block]		Fidelity Management and Research Company (FMR)
Current Expenses [Percent]		0.80%
Average Annual Total Returns, 1 Year [Percent]		11.49%
Average Annual Total Returns, 5 Years [Percent]		9.83%
Average Annual Total Returns, 10 Years [Percent]		10.31%
Invesco V.I. Diversified Dividend Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Equity
Portfolio Company Name [Text Block]		Invesco V.I. Diversified Dividend Fund
Portfolio Company Adviser [Text Block]		Invesco Advisers, Inc.
Current Expenses [Percent]		0.93%
Average Annual Total Returns, 1 Year [Percent]		15.44%
Average Annual Total Returns, 5 Years [Percent]		10.53%
Average Annual Total Returns, 10 Years [Percent]		8.93%
MFS®Massachusetts Investors Growth Stock Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Equity
Portfolio Company Name [Text Block]		MFS ® Massachusetts Investors Growth Stock Portfolio
Portfolio Company Adviser [Text Block]		Massachusetts Financial Services Company
Current Expenses [Percent]	[8]	0.97%
Average Annual Total Returns, 1 Year [Percent]		9.61%
Average Annual Total Returns, 5 Years [Percent]		9.74%
Average Annual Total Returns, 10 Years [Percent]		13.98%
Nomura VIP High Income Series [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Fixed Income
Portfolio Company Name [Text Block]		Nomura VIP High Income Series
Portfolio Company Adviser [Text Block]		Delaware Management Company
Portfolio Company Subadviser [Text Block]		Nomura Corporate Research and Asset Management Inc.
Current Expenses [Percent]		0.97%
Average Annual Total Returns, 1 Year [Percent]		7.17%
Average Annual Total Returns, 5 Years [Percent]		3.73%
Average Annual Total Returns, 10 Years [Percent]		5.56%
PIMCO CommodityRealReturn® Strategy Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Specialty
Portfolio Company Name [Text Block]		PIMCO CommodityRealReturn ® Strategy Portfolio
Portfolio Company Adviser [Text Block]		Pacific Investment Management Company LLC
Current Expenses [Percent]	[8]	3.29%
Average Annual Total Returns, 1 Year [Percent]		18.85%
Average Annual Total Returns, 5 Years [Percent]		10.44%
Average Annual Total Returns, 10 Years [Percent]		6.42%
Templeton Global Bond VIP Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Fixed Income
Portfolio Company Name [Text Block]		Templeton Global Bond VIP Fund
Portfolio Company Adviser [Text Block]		Franklin Advisers, Inc.
Current Expenses [Percent]	[8]	0.75%
Average Annual Total Returns, 1 Year [Percent]		15.73%
Average Annual Total Returns, 5 Years [Percent]		(0.96%)
Average Annual Total Returns, 10 Years [Percent]		(0.15%)
VanEck VIP Global Resources Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Specialty
Portfolio Company Name [Text Block]		VanEck VIP Global Resources Fund
Portfolio Company Adviser [Text Block]		Van Eck Associates Corporation
Current Expenses [Percent]		1.32%
Average Annual Total Returns, 1 Year [Percent]		36.17%
Average Annual Total Returns, 5 Years [Percent]		10.24%
Average Annual Total Returns, 10 Years [Percent]		8.06%
Annual Portfolio Expenses prior to Expense [Member]
Item 4. Fee Table [Line Items]
Portfolio Company Expenses [Text Block]		Annual Portfolio Expenses prior to Expense Limitation Arrangement (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees, and other expenses) *
Portfolio Company Expenses Minimum [Percent]	[13]	0.54%
Portfolio Company Expenses Maximum [Percent]	[13]	3.48%
Annual Portfolio Expenses after Expense [Member]
Item 4. Fee Table [Line Items]
Portfolio Company Expenses [Text Block]		Annual Portfolio Expenses after Expense Limitation Arrangement (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees, and other expenses) * *
Portfolio Company Expenses Minimum [Percent]	[14]	0.53%
Portfolio Company Expenses Maximum [Percent]	[14]	3.29%
Standard Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]		Death Benefit
Purpose of Benefit [Text Block]		Guarantees beneficiaries will receive a benefit at least equal to your contributions less adjusted withdrawals and the amounts of any outstanding loans and accrued interest.
Standard Benefit [Flag]		true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]		0.00%
Brief Restrictions / Limitations [Text Block]		• Withdrawals could significantly reduce or terminate benefit
Name of Benefit [Text Block]		Death Benefit
Personal Income Benefit (PIB) [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	[15]	1.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	[15],[16]	1.00%
Optional Benefit Expense, Footnotes [Text Block]		Deducted annually on each contract date anniversary for which the benefit is in effect. If the contract is surrendered or annuitized, or a death benefit is paid, or the benefit is dropped (if applicable) on any date other than your contract date anniversary, we will deduct a pro rata portion of the charge for that year.
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]		Personal Income Benefit (PIB)
Purpose of Benefit [Text Block]		Guarantees a minimum annuitization value to provide lifetime retirement income.
Optional Benefit [Flag]		true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	[15]	1.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	[15],[16]	1.00%
Optional Benefit Expense, Footnotes [Text Block]		Deducted annually on each contract date anniversary for which the benefit is in effect. If the contract is surrendered or annuitized, or a death benefit is paid, or the benefit is dropped (if applicable) on any date other than your contract date anniversary, we will deduct a pro rata portion of the charge for that year.
Brief Restrictions / Limitations [Text Block]
•
Restricted to owners of certain ages

•
Not available with
tax-exempt
employer EDC contracts

•
Excess withdrawals could significantly reduce or terminate benefit

•
Subject to restrictions on investment options

Name of Benefit [Text Block]		Personal Income Benefit (PIB)
Rebalancing Option I and Option II [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]		0.00%
Optional Benefit Expense, Footnotes [Text Block]

(1)	Option I allows you to rebalance your account value among the variable investment options.
(2)	Option II allows you to rebalance your account value among the variable investment options and the guaranteed interest option.

Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	[17],[18]	Rebalancing Option I (1) and Option II (2)
Purpose of Benefit [Text Block]		Periodically rebalance to your desired asset mix.
Optional Benefit [Flag]		true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]		0.00%
Optional Benefit Expense, Footnotes [Text Block]

(1)	Option I allows you to rebalance your account value among the variable investment options.
(2)	Option II allows you to rebalance your account value among the variable investment options and the guaranteed interest option.

Brief Restrictions / Limitations [Text Block]		• Not generally available with Special Dollar Cost Averaging • Account value in the Personal Income Benefit account cannot be rebalanced
Name of Benefit [Text Block]	[17],[18]	Rebalancing Option I (1) and Option II (2)
Special Dollar Cost Averaging and Investment Simplifier [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]		0.00%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]		Special Dollar Cost Averaging and Investment Simplifier
Purpose of Benefit [Text Block]		Transfer account value to selected investment options on a regular basis to potentially reduce the impact of market volatility.
Optional Benefit [Flag]		true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]		0.00%
Brief Restrictions / Limitations [Text Block]		• Not generally available with Rebalancing
Name of Benefit [Text Block]		Special Dollar Cost Averaging and Investment Simplifier
Semester Strategies program [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]		0.00%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]		Semester Strategies program
Purpose of Benefit [Text Block]		We offer access to account services through SWBC Investment Advisory Services LLC (“SWBC”), an unaffiliated third party. SWBC is an independent registered investment advisory firm that assists retirement plan participants with investment advisory services, including model portfolio services.
Optional Benefit [Flag]		true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]		0.00%
Brief Restrictions / Limitations [Text Block]		• To participate in the Program, you are required to use the Maximum investment options choice method • Not available with Special Dollar Cost Averaging or Rebalancing
Name of Benefit [Text Block]		Semester Strategies program
Participant Loans [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]		2.00%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]		Participant Loans
Purpose of Benefit [Text Block]		Loans may be available to plan participants
Optional Benefit [Flag]		true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]		2.00%
Brief Restrictions / Limitations [Text Block]		• Not all employer plans will offer loans • Loans are subject to restrictions under federal tax laws and ERISA
Name of Benefit [Text Block]		Participant Loans
Net Loan Interest Charge [Member]
Item 4. Fee Table [Line Items]
Other Transaction Fee, Current [Percent]	[19]	2.00%
Other Transaction Fee (of Other Amount), Footnotes [Text Block]		In no event will the net loan interest charge exceed 2.00%. We charge interest on loans under your contract but also credit you interest on your loan reserve account. Our net loan interest charge is determined by the excess between the interest rate we charge over the interest rate we credit. See “Loans” under “Accessing your money” in the prospectus for more information on how the loan interest is calculated and for restrictions that may apply.
Third Party Transfer or Exchange Fee [Member]
Item 4. Fee Table [Line Items]
Other Transaction Fee, Current [Dollars]	[20]	$ 65
Other Transaction Fee (of Other Amount), Footnotes [Text Block]		This charge will never exceed 2% of the amount disbursed or transferred. We may discontinue these services at any time.
Special Service Charges [Member]
Item 4. Fee Table [Line Items]
Other Transaction Fee, Current [Dollars]	[21]	$ 90
Other Transaction Fee (of Other Amount), Footnotes [Text Block]		Unless you specify otherwise, this charge will be deducted from the amount you request. Special service charges include (1) express mail charge; and (2) wire transfer charge. The current maximum charge for each service is $90. We may discontinue these services at any time.
Segment Interim Value [Member]
Item 4. Fee Table [Line Items]
Other Transaction Fee, Current [Percent]	[22]	90.00%
Other Transaction Fee (of Other Amount), Footnotes [Text Block]		The actual amount of the Segment Interim Value calculation is determined by a formula that depends on, among other things, the Segment Buffer and how the Index has performed since the Segment Start Date. The maximum loss would occur if there is a total distribution for a Segment at a time when the Index price has declined to zero. If you surrender or cancel your variable annuity contract, die, transfer or make a withdrawal from a Segment before the Segment Maturity Date, the Segment Buffer will not necessarily apply to the extent it would on the Segment Maturity Date, and any upside performance will be limited to a percentage lower than the Performance Cap Rate.
Interim Value [Member]
Item 2. Overview of the Contract [Line Items]
Overview, Transactions Subject to Contract Adjustments [Text Block]
Contract Adjustments

We use the Segment Interim Values for your Segments of the SIO if you have an Interim Value Transaction. This amount may be less than the amount invested and may be less than the amount you would receive had you held the investment until maturity. The Segment Interim Value will generally be negatively affected by increases in the expected volatility of index prices, interest rate increases, and by poor market performance. All other factors being equal, the Segment Interim Value would be lower the earlier a withdrawal or surrender is made during a Segment. Also, for all contracts using a Performance Cap Rate limiting factor, participation in upside performance for early withdrawals is pro-rated based on the period those amounts were invested in a Segment. This means you participate to a lesser extent in upside performance the earlier you take a withdrawal.

Guaranteed interest option [Member]
Fixed Option [Line Items]
Fixed Option Available, Name		Guaranteed interest option
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]		1.00%
Account for special dollar cost averaging [Member]
Fixed Option [Line Items]
Fixed Option Available, Name		Account for special dollar cost averaging
Fixed Option Available, Term		12 months
Risk of Loss [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
Yes
. The contract is subject to the risk of loss. You could lose some or all of your account value, depending on the investment options you choose.

The return on the Segments of the SIO may be negative and there is a risk of substantial loss of your principal and previously credited interest due to negative index performance because you agree to absorb all losses to the extent they exceed the Segment Buffer.
You could lose as much as 80% (for Segments with a -20% Segment Buffer) to 90% (for Segments with a -10% Segment Buffer) of your principal and previously credited interest due to negative index performance at Segment maturity, depending on the Segment Buffer applicable to the Segment in which you invest.
We may change the Indices and/or Segment Options in the future but we will always offer a Segment Option with a Segment Buffer that protects the first 10% of loss. In the future, we may offer other Segment Options that do not provide any downside protection which would mean there is a risk of loss of the entire amount invested.
The cumulative loss over the life of the contract could be much greater.

For additional information about the risk of loss see “Principal risks of investing in the contract” in the prospectus.

Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Risk of loss

All investments have risks to some degree and it is possible that you could lose money by investing in the contract. An investment in the contract is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Not Short Term Investment Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
No.
The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle. A withdrawal charge may apply in certain circumstances and any withdrawals may also be subject to federal and state income taxes and tax penalties. Withdrawals from a Segment of the SIO prior to maturity may result in an interim value adjustment. Withdrawals from a Segment of the SIO prior to maturity may result in an interim value adjustment. Amounts removed from a Segment prior to the Segment Maturity Date will not receive Index interest, and may result in a negative Segment Interim Value adjustment which could reduce the Segment Investment by significantly more than the amount withdrawn. Contract value in a Segment will be reallocated at Segment Maturity according to your instructions. If you have not provided us with maturity instructions, the Segment Maturity Value will be transferred to the Segment Holding Account. Your Segment Maturity Value would then be transferred from that Segment Holding Account into the next Segment on the Segment Start Date. If the next Segment to be created would not meet the Segment Maturity Date Requirement or the Segment Type has been terminated, we will instead transfer your Segment Maturity Value to the EQ/Money Market variable investment option. Alternatively, if you designate a Performance Cap Threshold that is not met on the next Segment Start Date or if the Segment Type has been suspended, your Segment Maturity Value will remain in the Segment Holding Account. If you are impacted by these delays, you may transfer your Segment Maturity Value out of the Segment Holding Account into any other investment options available under your EQUI-VEST
®
contract at any time before the next month’s Segment Start Date.

For additional information about the investment profile of the contract see “Fee table” in the prospectus.

Investment Options Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
An investment in the contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the contract, (e.g., the Portfolios) or Segment of the SIO. Each investment option, including the guaranteed interest option and Segments of the SIO, has its own unique risks. You should review the investment options before making an investment decision.

For investments in a Segment of the SIO, the Performance Cap Rate will limit positive Index performance (e.g., limited upside). For example, if the Index Performance Rate is 10% and the Performance Cap Rate is 7%, we will credit 7% on the Segment Maturity Date assuming there are no fees or charges assessed.
The Performance Cap Rate may cause your returns under the Segment to be lower than the Index’s returns.

The Segment Buffer will limit negative returns (e.g., limited protection in the case of market decline). The Segment Buffer is the maximum amount of negative interest we will assume and we will credit any negative interest in excess of the Segment Buffer which means you bear all loss that exceeds the Segment Buffer. For example, if the Index Performance Rate is -25% and the Segment Buffer is -10%, we will credit -15% on the Segment Maturity Date assuming there are no fees or charges assessed.

Each Index is a “price return index,” not a “total return index,” and therefore does not reflect dividends paid on the securities composing the Index. This will reduce the Index return and will cause the Index to underperform a direct investment in the securities composing the Index.

For additional information about the risks associated with investment options see “Risks associated with the variable investment options” and “Risks associated with the Structured Investment Option” in “Principal Risks of investing in the contract.” See also Appendix: “Investment options available under the contract” in the prospectus.

Insurance Company Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
An investment in the contract is subject to the risks related to the Company. The Company is solely responsible to the contract owner for the contract’s account value and the Guaranteed benefits. The general obligations including the guaranteed interest option, SIO and any Guaranteed benefits under the contract are supported by our general account and are subject to our claims paying ability. An owner should look solely to our financial strength for our claims-paying ability. More information about the Company, including our financial strength ratings, may be obtained at www.equitable.com/about-us/financial-strength-ratings.

For additional information about insurance company risks see “About the general account” in “More information” in the prospectus.

Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Insurance company risk

No company other than us has any legal responsibility to pay amounts that we owe under the contract including amounts allocated to the SIO. The general obligations and any Guaranteed benefits under the contract are supported by our general account and are subject to our claims paying ability. You should look solely to our financial strength for our claims-paying ability.

Contract Changes Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Contract Changes Risk

We may, at any time, exercise our rights to limit or terminate your contributions, allocations and transfers to any of the variable investment options. We reserve the right, subject to compliance with laws that apply, to remove variable investment options from the Separate Account, to combine any two or more variable investment options, to restrict or eliminate any voting rights as to the Separate Account, to limit or terminate contributions or transfers into any of the variable investment options, and to limit the number of variable investment options you may select.

We reserve the right to offer any or all Segments more or less frequently or to stop offering any of them (except we will always offer a Segment Option with a Segment Buffer that protects the first 10% of loss) or to suspend offering any or all of them temporarily for some or all contracts.

You should evaluate whether our ability to make the changes described above, and your ability to react to such changes, are appropriate based on your investment goals. When such changes occur, you should also evaluate whether those changes are appropriate based on your investment goals and, if not, you should evaluate your options under the Contract, which may be limited and may have negative consequences associated with them, as described in this section.

Risks associated with variable investment options [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Risks associated with variable investment options

You take all the investment risk for amounts allocated to one or more of the subaccounts, which invest in Portfolios. If the subaccounts you select increase in value, then your account value goes up; if they decrease in value, your account value goes down. How much your account value goes up or down depends on the performance of the Portfolios in which your subaccounts invest. We do not guarantee the investment results of any Portfolio. An investment in the contract is subject to the risk of poor investment performance, and the value of your investment can vary depending on the performance of the selected Portfolio(s), each of which has its own unique risks. You should review the Portfolios before making an investment decision.

Risks associated with the Structured Investment Option (SIO) [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Risks associated with the Structured Investment Option (SIO)

An investor is not invested in the Index or in the securities tracked by the Index. There are unique risks regarding the SIO.

Limiting Negative Returns (Segment Risk of Loss)

•
There is a risk of a substantial loss of your principal because you agree to absorb all losses from the portion of any negative Index Performance Rate that exceeds the Segment Buffer for any Segment at maturity. Currently, the only levels of protection are the -10% or the -20% Segment Buffers at maturity. You could lose as much as 80% (for Segments with a -20% Segment Buffer) to 90% (for Segments with a -10% Segment Buffer) of your principal and previously credited interest due to negative index performance on the Segment Maturity Date.
We may change the indices and/or Segment Options in the future, but we will always offer a Segment Option with a Segment Buffer that protects the first 10% of loss.
In the future, we may offer other Segment Options that do not provide any downside protection which would mean there is a risk of loss of the entire amount invested.

Limiting Positive Returns (Performance Cap Rates
)

•	Your Segment Rate of Return for a Segment is limited by its Performance Cap Rate, which could cause your Segment Rate of Return to be lower than it would otherwise be if you invested in a mutual fund or exchange-traded fund designed to track the performance of the Index.

•	We declare a Performance Cap Rate for each Segment, which is the highest Segment Rate of Return that can be credited on the Segment Maturity Date for that Segment. The Performance Cap Rate may limit your participation in any increases in the underlying Index associated with a Segment. Our minimum Performance Cap Rates for 1, 3, and 5-year Segments are 4%, 12%, and 20%, respectively. See Appendix: “State contract availability and/or variations of certain features and benefits” for more information on state variations.
We will not open a Segment
with a Performance Cap Rate below the applicable
minimum
Performance Cap Rate.
In some cases, we may decide not to declare a Performance Cap Rate for a Segment, in which case there is no maximum Segment Rate of Return for that Segment.

•
The Performance Cap Rate is determined on the Segment Start Date. You will not know the rate in advance. Prior to the Segment Start Date, you may elect a Performance Cap Threshold. The threshold represents the minimum Performance Cap Rate you find acceptable for a particular Segment. If we declare a cap that is lower than the threshold you specify, you will not be invested in that Segment and your account value will remain in that Segment Holding Account until the next available Segment for which your threshold is met or you provide us with alternative instructions. You risk having amounts remain in Segment Holding Accounts for lengthy periods of time rather than being invested in Segments. If you do not specify a threshold, you risk the possibility that the Performance Cap Rate established will have a lower cap than you would find acceptable. We will not open a Segment if the Performance Cap Rate for 1, 3, and 5-year Segments would be less than 4%, 12%, and 20%, respectively. See Appendix: “State contract availability and/or variations of certain features and benefits” for more information on state variations. The Performance Cap Rate is a rate of return from the Segment Start Date to the Segment Maturity Date.

Risks Related to Withdrawals [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Risks Related to Withdrawals (Segment Interim Value)

•	There is a risk of loss of principal and previously credited interest in the case of a withdrawal (including an automatic or systematic withdrawal or a required minimum distribution), annuitization, death, surrender, contract cancellation, or transfer prior to a Segment Maturity Date due to charges and adjustments imposed on those distributions, and this may occur even if index performance has been positive.

•
The method we use in calculating your Segment Interim Value may result in an amount lower than your Segment Investment, even if the Index has experienced positive investment performance since the Segment Start Date. Also, this amount may be less than the amount you would receive had you held the investment until maturity.
Because the end-of-term downside

protection provided by a Segment Buffer does not apply to the Segment Interim Value, it is theoretically possible that you could lose up to 100% of your investment and previously credited interest in certain extreme scenarios.
This loss will be greater if you also have to pay a withdrawal charge, or if you have to pay taxes or tax penalties.

•	If you take a withdrawal, including required minimum distributions, and there is insufficient value in the other investment options available under your EQUI-VEST
®
contract and the Segment Holding Account, we will withdraw amounts pro rata from any active Segments in your EQUI-VEST
®
contract. Amounts withdrawn from active Segments will be valued using the formula for calculating the Segment Interim Value.

•	Amounts paid on death or surrender before the Segment Maturity Date, will be based on the Segment Interim Value.

•
Any calculation of the Segment Interim Value will generally be affected by changes in both the volatility and level of the Index, as well as interest rates. The calculation of the Segment Interim Value is linked to various factors, including the value of a basket of put and call options on the Index as described in “Contract Adjustment — Segment Interim Value” in the Statement of Additional Information. The Segment Interim Value will generally be negatively affected by increases in the expected volatility of index prices, interest rate increases, and by poor market performance. All other factors being equal, the Segment Interim Value would be lower the earlier a withdrawal or surrender is made during a Segment. Also, for all contracts using a Performance Cap Rate limiting factor, participation in upside performance for early withdrawals is pro-rated based on the period those amounts were invested in a Segment. This means you participate to a lesser extent in upside performance the earlier you take a withdrawal.

•	You cannot transfer out of a Segment prior to its maturity to another investment option. You can only make withdrawals out of a Segment or surrender your EQUI-VEST® contract. The amount you would receive would be calculated using the formula for the Segment Interim Value.

Risks Related to Segments, Segment Returns, and Segment type Holding Accounts [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Risks Related to Segments, Segment Returns, and Segment type Holding Accounts

•	We may, in our sole discretion, not offer certain Segments on one or more Segment Start Dates.

•	We may not offer new Segments. Therefore, a certain Segment may not be available for you to transfer your Segment Maturity Value into after the Segment Maturity Date.
•	We have the right to substitute an alternative index prior to Segment Maturity if the publication of the Index is discontinued or at our sole discretion we determine that our use of the Index should be discontinued or if the calculation of the Index is substantially changed. If we substitute an index for an existing Segment, we would not change the Segment Buffer or Performance Cap Rate. We would attempt to choose a substitute index that has a similar investment objective and risk profile to the replaced index.

•	The amounts held in the Segment Holding Account may earn a return that is less than the return you might have earned if those amounts were held in another investment option.

•	The level of risk you bear and your potential investment performance will differ depending on the Segments you choose. All of the reference Indices are price return indices, meaning that dividends are excluding from the performance of the Index. The performance of an Index is based on changes in the values of the securities or other instruments that comprise or define the Index. The securities and instruments comprising or defining the Indices are subject to a variety of investment risks, many of which are complicated and interrelated. These risks may affect capital markets generally, specific market segments, or specific issuers. The performance of the Indices may fluctuate, sometimes rapidly and unpredictably. Negative Index performance may cause you to lose money on your investment in the contract. The historical performance of an Index or a Segment of the SIO does not guarantee future results. It is impossible to predict whether an Index will perform positively or negatively over the course of a Segment Duration.

In the highly unlikely event we were forced to stop offering new Segments, contract owners would be limited to transferring or contributing to the other investment options. You could choose to surrender your contract, but you may be subject to withdrawal charges, taxes, and tax penalties, and if you purchase another retirement vehicle, it may have different features, fees, and risks than your annuity contract. If you are buying the annuity contract for the
SIO
, you should speak to your financial adviser as to whether this product is suitable for you.

Risks Related to Indices [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Risks Related to Indices

While it is not possible to invest directly in an Index, if you choose to allocate amounts to a Segment of the SIO, you are indirectly exposed to the investment risks associated with the applicable Index. Because each Index is comprised or defined by a collection of securities, each Index is largely exposed to market risk and issuer risk.

Market risk is the risk that market fluctuations may cause the value of a security to fluctuate, sometimes rapidly and unpredictably. Issuer risk is the risk that the value of an issuer’s securities may decline for reasons directly related to the issuer, as opposed to the market generally.

•	S&P Price Return Index: The S&P 500 Price Return Index is comprised of equity securities issued by large-capitalization U.S. companies. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges, and may not be able to attain the high growth rate of successful smaller companies.

•	Russell 2000
®
Price Return Index: The Russell 2000
®
Price Return Index is comprised of equity securities of small-capitalization U.S. companies. In general, the securities of small-capitalization companies may be more volatile and may involve more risk than the securities of larger companies. Small-capitalization companies are more likely to fail than larger companies.

•	MSCI EAFE Price Return Index: The MSCI EAFE Price Return Index is an equity index that captures large and mid-cap representation across developed markets around the world. The securities comprising the MSCI EAFE Price Return Index are subject to the risks related to investments in foreign markets (e.g. increased price volatility; changing currency exchange rates; and greater political, regulatory, and economic uncertainty). In general, foreign markets may be less liquid, more volatile, and subject to less government supervision than domestic markets.

Risk associated with taking an early withdrawal [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Risk associated with taking an early withdrawal

The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle and you should consider whether investing in the contract is consistent with the purpose for which the investment is being considered.

Withdrawals could significantly reduce the minimum death benefit by an amount greater than the value withdrawn.

Withdrawals may be subject to Withdrawal Charges, negative Segment Interim Value adjustments (see Risks associated with the Structured Investment Option (SIO)), loss of interest and the possibility of adverse tax consequences.

Possible fees on access to account value [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Possible fees on access to account value

We may apply fees if you access your account value during the accumulation period or surrender your contract. For example, in addition to possible tax consequences, you may incur fees for accessing your account value such as a withdrawal charge, transfer fee, third party transfer or exchange fee, annual administrative expense, base contract expense, and/or a charge for any optional benefits.

Possible adverse tax consequences [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Possible adverse tax consequences

The tax considerations associated with the contract vary and can be complicated. The applicable tax rules can differ, depending on the type of contract, whether a 403(b) TSA annuity contract, a 403(b)(7) custodial account or an EDC plan. We cannot provide detailed information on all tax aspects of the contracts. Moreover, the tax aspects that apply to a particular person’s contract may vary depending on the facts applicable to that person. Tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider further proposals to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted. Before making contributions to your contract or taking other action related to your contract, you should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the contract.

Availability by financial intermediary [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Availability by financial intermediary

Some financial intermediaries (e.g., selling broker-dealer firms) may not offer and/or may limit the offering of certain investment options, contract benefits, and other contract features based on issue age or other criteria established by the selling broker-dealer. For example, your financial professional may not recommend a particular investment option or contract benefit to you that is described in this Prospectus. Before you purchase the contract, you should discuss with your financial professional any limitations, restrictions, or other variations related to the investment options, contract benefits or other contract features available to you through your financial professional. If a particular feature that interests you is not recommended through your broker-dealer, you may want to contact us to explore its availability.

Risk associated with taking a loan [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Risk associated with taking a loan

Loans will decrease your account value and death benefit, and loaned amounts will not participate in the investment experience of your investment options. There may be adverse tax consequences associated with taking a loan from your contract.

Business disruption, cybersecurity, and artificial intelligence (AI) technologies risks [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Business disruption, cybersecurity, and artificial intelligence (“AI”) technologies risks

We rely heavily on technology, including interconnected computer systems and data storage networks and digital communications, to conduct our variable product business. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our service providers and other business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyberattacks. Cyber-attacks may be systemic (e.g., affecting the internet, cloud services, or other infrastructure) or targeted (e.g., failures in or breach of our systems or those of third parties on whom we rely, including ransomware and malware attacks). Cybersecurity risks include, among other things, the loss, theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on our websites (or the websites of third parties on whom we rely), other operational disruption and unauthorized release, use or abuse of confidential customer information. The risk of cyber-attacks may be higher during periods of geopolitical turmoil. Due to the increasing sophistication of cyber-attacks, a cybersecurity breach could occur and persist for an extended period of time without detection. Systems failures and cyberattacks, as well as, any other catastrophic event, including natural and manmade disasters, public health emergencies, pandemic diseases, terrorist attacks, floods or severe storms affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us, our business operations and your account value and interfere with our ability to process contract transactions and calculate account values. Systems failures and cyberattacks may also interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate account values and unit values and/or the underlying funds to be unable to calculate share values, cause the release or possible destruction of confidential customer and/or business information, impede order processing or cause other operational issues, subject us and/or our service providers and intermediaries to regulatory fines, litigation and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the underlying funds to lose value. The preventative actions we take to reduce the frequency and severity of cybersecurity incidents and protect our computer systems may be insufficient to prevent a cybersecurity breach from impacting our operations or your contract value. There can be no assurance that we or the underlying funds or our service providers and intermediaries will be able to avoid cybersecurity breaches affecting your contract.

The development and deployment of AI tools and technologies, including generative AI, and its use and anticipated use by us or by third parties on whom we rely, may increase our existing operational risks or create new operational risks that we are not currently anticipating. AI and generative AI may be misused by us or by third parties upon which we rely, and that risk is increased by the relative newness of the technology, the speed at which it is being adopted, and the uncertain and evolving policy and regulatory landscape governing its use. Such misuse could expose us to legal or regulatory risk. Because the generative AI technology is so new, many of the potential risks of generative AI are currently unknowable.

S&P 500 Price Return Index [Member]
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Index Return [Table Text Block]
Annual Return [Percent]			16.39%	23.31%	24.23%	(19.44%)	26.89%	16.26%	28.88%	(6.24%)	19.42%	9.54%
Annual Return, Example Capped and Buffered [Percent]			5.00%	5.00%	5.00%	(9.44%)	5.00%	5.00%	5.00%	0.00%	5.00%	5.00%
Index-Linked Option Details, Indexes [Line Items]
Index-Linked Option Details, Index Additional Information [Text Block]		Additional information about the Index may be found in Appendix: Index Publishers. If you would like to request additional information about the Index, contact the customer service group or your financial professional.
Index-Linked Option Details, Price Return Index Does not Reflect Dividends [Text Block]		The S&P 500 Price Return Index does not include dividends declared by any of the companies included in this Index, which will reduce Index performance.
Index-Linked Option Details, Price Return Index Underperforms Direct Investments [Text Block]		The S&P 500 Price Return Index does not include dividends declared by any of the companies included in this Index, which will reduce Index performance.
S&P 500 Price Return Index [Member] | Standard 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[23]	S&P 500 Price Return Index
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Standard
Index-Linked Option Available, Current Limit on Index Losses [Percent]		(10.00%)
Index-Linked Option Available, Index Loss Limit Type		Segment Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	[24]	4.00%
Index-Linked Option Available, Index Gain Limit Type		PerformanceCap Rate
S&P 500 Price Return Index [Member] | Standard 3 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[23]	S&P 500 Price Return Index
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Crediting Period		3 years
Index-Linked Option Available, Crediting Methodology		Standard
Index-Linked Option Available, Current Limit on Index Losses [Percent]		(20.00%)
Index-Linked Option Available, Index Loss Limit Type		Segment Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		12.00%
Index-Linked Option Available, Index Gain Limit Type		PerformanceCap Rate
S&P 500 Price Return Index [Member] | Standard 5 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[23]	S&P 500 Price Return Index
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Crediting Period		5 years
Index-Linked Option Available, Crediting Methodology		Standard
Index-Linked Option Available, Current Limit on Index Losses [Percent]		(20.00%)
Index-Linked Option Available, Index Loss Limit Type		Segment Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		20.00%
Index-Linked Option Available, Index Gain Limit Type		PerformanceCap Rate
Russell 2000® Price Return Index [Member]
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Index Return [Table Text Block]
Annual Return [Percent]			11.29%	10.02%	15.09%	(21.56%)	13.70%	18.36%	23.72%	(12.18%)	13.14%	19.48%
Annual Return, Example Capped and Buffered [Percent]			5.00%	5.00%	5.00%	(11.56%)	5.00%	5.00%	5.00%	(2.18%)	5.00%	5.00%
Index-Linked Option Details, Indexes [Line Items]
Index-Linked Option Details, Index Additional Information [Text Block]		Additional information about the Index may be found in Appendix: Index Publishers. If you would like to request additional information about the Index, contact the customer service group or your financial professional.
Index-Linked Option Details, Price Return Index Does not Reflect Dividends [Text Block]		The Russell 2000 ® Price Return Index does not include dividends declared by any of the companies included in this Index, which will reduce Index performance.
Index-Linked Option Details, Price Return Index Underperforms Direct Investments [Text Block]		The Russell 2000 ® Price Return Index does not include dividends declared by any of the companies included in this Index, which will reduce Index performance.
Russell 2000® Price Return Index [Member] | Standard 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[23]	Russell 2000® Price Return Index
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Standard
Index-Linked Option Available, Current Limit on Index Losses [Percent]		(10.00%)
Index-Linked Option Available, Index Loss Limit Type		Segment Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	[24]	4.00%
Index-Linked Option Available, Index Gain Limit Type		PerformanceCap Rate
Russell 2000® Price Return Index [Member] | Standard 3 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[23]	Russell 2000® Price Return Index
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Crediting Period		3 years
Index-Linked Option Available, Crediting Methodology		Standard
Index-Linked Option Available, Current Limit on Index Losses [Percent]		(20.00%)
Index-Linked Option Available, Index Loss Limit Type		Segment Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		12.00%
Index-Linked Option Available, Index Gain Limit Type		PerformanceCap Rate
Russell 2000® Price Return Index [Member] | Standard 5 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[23]	Russell 2000® Price Return Index
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Crediting Period		5 years
Index-Linked Option Available, Crediting Methodology		Standard
Index-Linked Option Available, Current Limit on Index Losses [Percent]		(20.00%)
Index-Linked Option Available, Index Loss Limit Type		Segment Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		20.00%
Index-Linked Option Available, Index Gain Limit Type		PerformanceCap Rate
MSCI EAFE Price Return Index [Member]
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Index Return [Table Text Block]
Annual Return [Percent]			27.89%	1.15%	15.03%	(16.79%)	8.78%	5.43%	18.44%	(16.14%)	21.78%	(1.88%)
Annual Return, Example Capped and Buffered [Percent]			5.00%	1.15%	5.00%	(6.79%)	5.00%	5.00%	5.00%	(16.14%)	5.00%	0.00%
Index-Linked Option Details, Price Return Index Underperforms [Text Block]	The Index is a “price return” index, not a “total return” index, and therefore the performance of the Index does not reflect dividends declared by any of the companies included in the Index, reducing the Index return. As a result, the
Index
will
		underperform a direct investment in the securities composing the Index.
Index-Linked Option Details, Indexes [Line Items]
Index-Linked Option Details, Index Additional Information [Text Block]		Additional information about the Index may be found in Appendix: Index Publishers. If you would like to request additional information about the Index, contact the customer service group or your financial professional.
Index-Linked Option Details, Price Return Index Does not Reflect Dividends [Text Block]		The MSCI EAFE Price Return Index does not include dividends declared by any of the companies included in this Index, which will reduce Index performance.
Index-Linked Option Details, Price Return Index Underperforms Direct Investments [Text Block]		The MSCI EAFE Price Return Index does not include dividends declared by any of the companies included in this Index, which will reduce Index performance.
MSCI EAFE Price Return Index [Member] | Standard 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[23]	MSCI EAFE Price Return Index
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Standard
Index-Linked Option Available, Current Limit on Index Losses [Percent]		(10.00%)
Index-Linked Option Available, Index Loss Limit Type		Segment Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	[24]	4.00%
Index-Linked Option Available, Index Gain Limit Type		PerformanceCap Rate
Investments Options A Guaranteed Interest Option [Member] | 1290 VT Equity Income [Member]
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]		true
Investments Options A Guaranteed Interest Option [Member] | 1290 VT GAMCO Small Company Value [Member]
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]		true
Investments Options A Guaranteed Interest Option [Member] | 1290 VT Small Cap Value [Member]
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]		true
Investments Options A Guaranteed Interest Option [Member] | 1290 VT SmartBeta Equity ESG [Member]
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]		true
Investments Options A Guaranteed Interest Option [Member] | 1290 VT Socially Responsible [Member]
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]		true
Investments Options A Guaranteed Interest Option [Member] | EQ/2000 Managed Volatility [Member]
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]		true
Investments Options A Guaranteed Interest Option [Member] | EQ/400 Managed Volatility [Member]
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]		true
Investments Options A Guaranteed Interest Option [Member] | EQ/500 Managed Volatility [Member]
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]		true
Investments Options A Guaranteed Interest Option [Member] | EQ/AB Dynamic Moderate Growth [Member]
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]		true
Investments Options A Guaranteed Interest Option [Member] | EQ/AB Small Cap Growth [Member]
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]		true
Investments Options A Guaranteed Interest Option [Member] | EQ/Aggressive Growth Strategy [Member]
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]		true
Investments Options A Guaranteed Interest Option [Member] | EQ/All Asset Growth Allocation [Member]
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]		true
Investments Options A Guaranteed Interest Option [Member] | EQ/American Century Mid Cap Value [Member]
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]		true
Investments Options A Guaranteed Interest Option [Member] | EQ/Balanced Strategy [Member]
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]		true
Investments Options A Guaranteed Interest Option [Member] | EQ/ClearBridge Large Cap Growth ESG [Member]
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]		true
Investments Options A Guaranteed Interest Option [Member] | EQ/ClearBridge Select Equity Managed Volatility [Member]
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]		true
Investments Options A Guaranteed Interest Option [Member] | EQ/Common Stock Index [Member]
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]		true
Investments Options A Guaranteed Interest Option [Member] | EQ/Conservative Growth Strategy [Member]
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]		true
Investments Options A Guaranteed Interest Option [Member] | EQ/Conservative Strategy [Member]
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]		true
Investments Options A Guaranteed Interest Option [Member] | EQ/Emerging Markets Equity PLUS [Member]
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]		true
Investments Options A Guaranteed Interest Option [Member] | EQ/Equity 500 Index [Member]
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]		true
Investments Options A Guaranteed Interest Option [Member] | EQ/Fidelity Institutional AM® Large Cap [Member]
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]		true
Investments Options A Guaranteed Interest Option [Member] | EQ/Franklin Small Cap Value Managed Volatility [Member]
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]		true
Investments Options A Guaranteed Interest Option [Member] | EQ/Global Equity Managed Volatility [Member]
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]		true
Investments Options A Guaranteed Interest Option [Member] | EQ/Goldman Sachs Mid Cap Value [Member]
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]		true
Investments Options A Guaranteed Interest Option [Member] | EQ/International Core Managed Volatility [Member]
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]		true
Investments Options A Guaranteed Interest Option [Member] | EQ/International Equity Index [Member]
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]		true
Investments Options A Guaranteed Interest Option [Member] | EQ/International Managed Volatility [Member]
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]		true
Investments Options A Guaranteed Interest Option [Member] | EQ/International Value Managed Volatility [Member]
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]		true
Investments Options A Guaranteed Interest Option [Member] | EQ/Invesco Comstock [Member]
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]		true
Investments Options A Guaranteed Interest Option [Member] | EQ/Invesco Global [Member]
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]		true
Investments Options A Guaranteed Interest Option [Member] | EQ/Invesco Global Real Assets [Member]
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]		true
Investments Options A Guaranteed Interest Option [Member] | EQ/Janus Enterprise [Member]
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]		true
Investments Options A Guaranteed Interest Option [Member] | EQ/JPMorgan Value Opportunities [Member]
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]		true
Investments Options A Guaranteed Interest Option [Member] | EQ/Large Cap Core Managed Volatility [Member]
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]		true
Investments Options A Guaranteed Interest Option [Member] | EQ/Large Cap Growth Index [Member]
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]		true
Investments Options A Guaranteed Interest Option [Member] | EQ/Large Cap Growth Managed Volatility [Member]
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]		true
Investments Options A Guaranteed Interest Option [Member] | EQ/Large Cap Value Index [Member]
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]		true
Investments Options A Guaranteed Interest Option [Member] | EQ/Large Cap Value Managed Volatility [Member]
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]		true
Investments Options A Guaranteed Interest Option [Member] | EQ/Lazard Emerging Markets Equity [Member]
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]		true
Investments Options A Guaranteed Interest Option [Member] | EQ/MFS International Growth [Member]
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]		true
Investments Options A Guaranteed Interest Option [Member] | EQ/MFS International Intrinsic Value [Member]
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]		true
Investments Options A Guaranteed Interest Option [Member] | EQ/MFS Mid Cap Focused Growth [Member]
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]		true
Investments Options A Guaranteed Interest Option [Member] | EQ/MFS Technology [Member]
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]		true
Investments Options A Guaranteed Interest Option [Member] | EQ/MFS Utilities Series [Member]
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]		true
Investments Options A Guaranteed Interest Option [Member] | EQ/Mid Cap Index [Member]
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]		true
Investments Options A Guaranteed Interest Option [Member] | EQ/Mid Cap Value Managed Volatility [Member]
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]		true
Investments Options A Guaranteed Interest Option [Member] | EQ/Moderate Growth Strategy [Member]
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]		true
Investments Options A Guaranteed Interest Option [Member] | EQ/Small Company Index [Member]
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]		true
Investments Options A Guaranteed Interest Option [Member] | EQ/Value Equity [Member]
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]		true
Investments Options A Guaranteed Interest Option [Member] | EQ/Wellington Energy [Member]
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]		true
Investments Options A Guaranteed Interest Option [Member] | Equitable Conservative Growth MF/ETF Portfolio [Member]
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]		true
Investments Options A Guaranteed Interest Option [Member] | Equitable Growth MF/ETF [Member]
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]		true
Investments Options A Guaranteed Interest Option [Member] | Equitable Moderate Growth MF/ETF [Member]
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]		true
Investments Options A Guaranteed Interest Option [Member] | Multimanager Aggressive Equity [Member]
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]		true
Investments Options A Guaranteed Interest Option [Member] | Multimanager Technology [Member]
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]		true
Investments Options A Guaranteed Interest Option [Member] | Fidelity® VIP Equity-Income PortfolioSM [Member]
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]		true
Investments Options A Guaranteed Interest Option [Member] | Fidelity® VIP Mid Cap Portfolio [Member]
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]		true
Investments Options A Guaranteed Interest Option [Member] | Invesco V.I. Diversified Dividend Fund [Member]
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]		true
Investments Options A Guaranteed Interest Option [Member] | MFS®Massachusetts Investors Growth Stock Portfolio [Member]
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]		true
Investments Options A Guaranteed Interest Option [Member] | VanEck VIP Global Resources Fund [Member]
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]		true
Investments Options A Guaranteed Interest Option [Member] | EQT. Rowe Price Growth Stock [Member]
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]		true
Investments Options A Guaranteed Interest Option [Member] | PIMCO VIT CommodityRealReturn Strategy [Member]
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]		true
Investments Options B Guaranteed Interest Option [Member] | 1290 VT Convertible Securities [Member]
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]		true
Investments Options B Guaranteed Interest Option [Member] | 1290 VT DoubleLine Opportunistic Bond [Member]
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]		true
Investments Options B Guaranteed Interest Option [Member] | 1290 VT High Yield Bond [Member]
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]		true
Investments Options B Guaranteed Interest Option [Member] | EQ/Core Bond Index [Member]
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]		true
Investments Options B Guaranteed Interest Option [Member] | EQ/Money Market [Member]
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]		true
Investments Options B Guaranteed Interest Option [Member] | EQ/PIMCO Global Real Return [Member]
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]		true
Investments Options B Guaranteed Interest Option [Member] | EQ/Quality Bond PLUS [Member]
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]		true
Investments Options B Guaranteed Interest Option [Member] | Multimanager Technology [Member]
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]		true
Investments Options B Guaranteed Interest Option [Member] | Fidelity® VIP Equity-Income PortfolioSM [Member]
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]		true
Investments Options B Guaranteed Interest Option [Member] | Fidelity® VIP Investment Grade Bond Portfolio [Member]
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]		true
Investments Options B Guaranteed Interest Option [Member] | Nomura VIP High Income Series [Member]
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]		true
Investments Options B Guaranteed Interest Option [Member] | Templeton Global Bond VIP Fund [Member]
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]		true

[1]	Expressed as an annual percent of daily net assets in the variable investment options.
[2]	Expressed as an annual percentage of daily net assets in the Portfolio. This range is for the year ended December 31, 2025 and could change from year to year.
[3]	Expressed as an annual percentage of the Personal Income Benefit account value. The Personal Income Benefit is no longer available for contracts issued after November 10, 2023.
[4]	The charge percentage is deducted upon a withdrawal of amounts in excess of the 10% free withdrawal amount. For each contribution, we consider the contract year in which we receive that contribution to be “contract year 1.” The charge percentage we use is 5% for contract years 1 through 6. For contract years 7 and later, the charge percentage is 0%. Important exceptions and limitations may eliminate or reduce this charge. For a complete description of charges, please see “Withdrawal charges” in “Charges, expenses, and adjustments” in the prospectus. The charge will not apply after the completion of 12 contract years. For certain TSA contracts issued in Texas and certain contracts issued in New York, a different maximum withdrawal charge may apply. See Appendix: “State contract availability and/or variations of certain features and benefits” in the prospectus for more information.
[5]	Because the end-of-term downside protection provided by a Segment Buffer does not apply to the Segment Interim Value, it is theoretically possible that you could lose up to 100% of your investment and previously credited interest in certain extreme scenarios.
[6]	We use the Segment Interim Values for your Segments of the SIO if you have an Interim Value Transaction. The actual amount of the Segment Interim Value calculation is determined by a formula that depends on, among other things, the Segment Buffer and how the Index has performed since the Segment Start Date. The maximum loss would occur if there is a total distribution for a Segment at a time when the Index price has declined to zero. If you surrender or cancel your variable annuity contract, die, transfer or make a withdrawal from a Segment before the Segment Maturity Date, the Segment Buffer will not necessarily apply to the extent it would on the Segment Maturity Date, and any upside performance will be limited to a percentage lower than the Performance Cap Rate. See “Structured Investment Option” under “Purchasing the contract” for more information.
[7]	The annual administrative charge is deducted from your account value on each contract date anniversary. The current charge is equal to the lesser of $30 or 2% of your total account value plus any amount previously withdrawn during the contract year. If the contract is surrendered or annuitized, or a death benefit is paid on any date other than a contract anniversary, we will deduct a pro rata portion of the annual administrative charge for that year. If your total account value on the last day of your contract year is $25,000 or more; or if the total account values of all contracts, owned by the same person, when added together, exceeds $100,000 there is no charge.
[8]	This Portfolio’s annual expenses reflect temporary fee reductions.
[9]	EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ/affiliated Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified in the chart by a “†“. See “Portfolios of the Trusts” for more information regarding volatility management.
[10]	Certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques (including Fund of Fund Portfolios that invest in other Portfolios that utilize volatility management techniques) that differ from the EQ volatility management strategy. Affiliated Portfolios that utilize these volatility management techniques are identified in the chart by a “Δ”. Any such unaffiliated Portfolio is not identified in the chart. See “Portfolios of the Trusts” for more information regarding volatility management.
[11]	Effective on or about June 29, 2026, and subject to shareholder approval, SSGA Funds Management, Inc. will be replaced as a sub-adviser to the Portfolio (or an allocated portion thereof) with AllianceBernstein L.P.
[12]	The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.
[13]	“Annual Portfolio Expenses” may be based, in part, on estimated amounts of such expenses. The expenses listed are for the year ended December 31, 2025.
[14]	“Annual Portfolio Expenses” are based, in part, on estimated amounts of such expenses. The expenses listed are for the year ended December 31, 2025. Pursuant to a contract, Equitable Investment Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2027 (“Expense Limitation Arrangement”) (unless the Trust’s Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by Equitable Investment Management Group, LLC at any time after April 30, 2027. The Expense Limitation Arrangement does not apply to unaffiliated Portfolios.
[15]	Expressed as an annual percentage of the PIB account value.
[16]	Deducted annually on each contract date anniversary for which the benefit is in effect. If the contract is surrendered or annuitized, or a death benefit is paid, or the benefit is dropped (if applicable) on any date other than your contract date anniversary, we will deduct a pro rata portion of the charge for that year.
[17]	Option I allows you to rebalance your account value among the variable investment options.
[18]	Option II allows you to rebalance your account value among the variable investment options and the guaranteed interest option.
[19]	In no event will the net loan interest charge exceed 2.00%. We charge interest on loans under your contract but also credit you interest on your loan reserve account. Our net loan interest charge is determined by the excess between the interest rate we charge over the interest rate we credit. See “Loans” under “Accessing your money” in the prospectus for more information on how the loan interest is calculated and for restrictions that may apply.
[20]	This charge will never exceed 2% of the amount disbursed or transferred. We may discontinue these services at any time.
[21]	Unless you specify otherwise, this charge will be deducted from the amount you request. Special service charges include (1) express mail charge; and (2) wire transfer charge. The current maximum charge for each service is $90. We may discontinue these services at any time.
[22]	The actual amount of the Segment Interim Value calculation is determined by a formula that depends on, among other things, the Segment Buffer and how the Index has performed since the Segment Start Date. The maximum loss would occur if there is a total distribution for a Segment at a time when the Index price has declined to zero. If you surrender or cancel your variable annuity contract, die, transfer or make a withdrawal from a Segment before the Segment Maturity Date, the Segment Buffer will not necessarily apply to the extent it would on the Segment Maturity Date, and any upside performance will be limited to a percentage lower than the Performance Cap Rate.
[23]	Each reference Index is a “price return index,” not a “total return index,” and therefore does not reflect dividends paid on the securities composing the Index. This will reduce the Index return and cause the Index to underperform a direct investment in the securities composing the Index.
[24]	5% in the State of New York.